UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187

(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Auto Components — 5.2%
713,974	BorgWarner, Inc.	$25,588,828
67,502	Delphi Automotive PLC	4,392,355
1,096,632	Gentex Corp.	18,544,047
466,582	Goodyear Tire & Rubber (The) Co.	13,544,876
207,207	Lear Corp.	25,440,875

		87,510,981

	Automobiles — 4.6%
2,080,996	Ford Motor Co.	24,430,893
790,608	General Motors Co.	24,983,213
91,543	Harley-Davidson, Inc.	5,219,782
296,548	Thor Industries, Inc.	23,519,222

		78,153,110

	Building Products — 0.5%
165,722	Fortune Brands Home & Security, Inc.	9,053,393

	Commercial Services & Supplies — 0.9%
349,179	KAR Auction Services, Inc.	14,868,042

	Distributors — 2.5%
47,927	Genuine Parts Co.	4,341,707
708,337	LKQ Corp. (a)	22,865,118
159,443	Pool Corp.	14,761,233

		41,968,058

	Diversified Consumer Services — 0.6%
415,914	H&R Block, Inc.	9,553,545

	Electronic Equipment, Instruments & Components — 0.5%
648,816	Fitbit, Inc., Class A (a) (b)	8,603,300

	Food & Staples Retailing — 1.4%
31,567	Costco Wholesale Corp.	4,667,812
267,012	Wal-Mart Stores, Inc.	18,696,180

		23,363,992

	Hotels, Restaurants & Leisure — 13.9%
506,359	Aramark	18,851,746
298,841	Brinker International, Inc.	14,714,931
514,495	Carnival Corp.	25,261,705
106,793	Choice Hotels International, Inc.	5,174,121
165,410	Domino’s Pizza, Inc.	27,993,988
184,878	Dunkin’ Brands Group, Inc.	8,940,700
657,243	Hilton Worldwide Holdings, Inc.	14,853,692
195,620	Hyatt Hotels Corp., Class A (a)	9,935,540
167,334	Las Vegas Sands Corp.	9,685,292
71,502	Marriott International, Inc., Class A	4,912,187

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
739,795	MGM Resorts International (a)	$19,360,435
399,750	Norwegian Cruise Line Holdings Ltd. (a)	15,538,283
201,075	Royal Caribbean Cruises Ltd.	15,456,635
160,107	Vail Resorts, Inc.	25,527,460
445,760	Wendy’s (The) Co.	4,832,038
49,417	Wynn Resorts Ltd.	4,672,377
106,028	Yum! Brands, Inc.	9,148,096

		234,859,226

	Household Durables — 11.5%
575,863	CalAtlantic Group, Inc.	18,611,892
637,644	D.R. Horton, Inc.	18,383,277
313,252	Garmin Ltd.	15,148,867
228,026	Harman International Industries, Inc.	18,175,953
454,814	Lennar Corp., Class A	18,961,196
75,225	Mohawk Industries, Inc. (a)	13,863,967
476,978	Newell Brands, Inc.	22,904,484
2,936	NVR, Inc. (a)	4,471,528
960,920	PulteGroup, Inc.	17,873,112
644,905	Toll Brothers, Inc. (a)	17,696,193
230,543	Tupperware Brands Corp.	13,721,919
92,936	Whirlpool Corp.	13,923,672

		193,736,060

	Internet & Direct Marketing Retail — 4.3%
29,998	Amazon.com, Inc. (a)	23,693,020
82,492	Expedia, Inc.	10,660,441
962,361	Liberty Interactive Corp. QVC Group, Class A (a)	17,794,055
48,851	Netflix, Inc. (a)	6,100,024
10,242	Priceline Group (The), Inc. (a)	15,099,064

		73,346,604

	Internet Software & Services — 1.7%
585,314	eBay, Inc. (a)	16,687,302
1,051,681	Pandora Media, Inc. (a) (b)	11,915,546

		28,602,848

	Leisure Products — 2.2%
197,384	Brunswick Corp.	8,586,204
60,686	Hasbro, Inc.	5,061,819
158,990	Mattel, Inc.	5,012,955
483,113	Vista Outdoor, Inc. (a)	18,681,980

		37,342,958

	Machinery — 0.5%
84,810	WABCO Holdings, Inc. (a)	8,350,393

	Media — 16.3%
25,806	Cable One, Inc.	14,883,352

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
175,894	CBS Corp., Class B	$9,959,118
93,039	Charter Communications, Inc., Class A (a)	23,249,516
251,526	Cinemark Holdings, Inc.	10,010,735
227,172	Comcast Corp., Class A	14,043,773
933,047	Discovery Communications, Inc., Class A (a)	24,361,857
87,883	DISH Network Corp., Class A (a)	5,146,429
215,401	Interpublic Group of Cos. (The), Inc.	4,822,828
186,561	John Wiley & Sons, Inc., Class A	9,626,548
351,394	Liberty Broadband Corp., Class C (a)	23,420,410
914,033	Live Nation Entertainment, Inc. (a)	25,291,293
1,078,009	News Corp., Class A	13,065,469
113,276	Omnicom Group, Inc.	9,041,690
221,343	Regal Entertainment Group, Class A (b)	4,761,088
151,653	Scripps Networks Interactive, Inc., Class A	9,760,387
1,154,488	Sirius XM Holdings, Inc. (a)	4,814,215
154,351	Starz, Class A (a)	4,855,882
880,917	TEGNA, Inc.	17,283,592
189,305	Time Warner, Inc.	16,846,252
397,540	Twenty-First Century Fox, Inc., Class A	10,443,376
505,429	Viacom, Inc., Class B	18,983,913

		274,671,723

	Multiline Retail — 6.0%
398,629	Dillard’s, Inc., Class A	24,435,957
121,986	Dollar Tree, Inc. (a)	9,216,042
522,149	JC Penney Co., Inc. (a) (b)	4,485,260
574,117	Kohl’s Corp.	25,117,619
406,763	Macy’s, Inc.	14,842,782
92,795	Nordstrom, Inc.	4,825,340
280,386	Target Corp.	19,270,930

		102,193,930

	Professional Services — 0.2%
89,868	Nielsen Holdings PLC	4,045,857

	Road & Rail — 2.6%
59,393	AMERCO	19,147,709
281,451	Avis Budget Group, Inc. (a)	9,107,754
479,503	Hertz Global Holdings, Inc. (a)	15,895,525

		44,150,988

	Specialty Retail — 22.0%
309,394	AutoNation, Inc. (a)	13,573,115
582,640	Bed Bath & Beyond, Inc.	23,550,309
504,370	Best Buy Co., Inc.	19,625,037

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
310,018	Burlington Stores, Inc. (a)	$23,232,749
350,571	Cabela’s, Inc. (a)	21,598,679
180,476	CarMax, Inc. (a)	9,012,971
200,217	CST Brands, Inc.	9,614,420
442,835	Dick’s Sporting Goods, Inc.	24,643,768
222,542	Foot Locker, Inc.	14,859,129
910,389	GameStop Corp., Class A	21,894,856
865,865	Gap (The), Inc.	23,889,215
37,413	Home Depot (The), Inc.	4,564,760
136,052	L Brands, Inc.	9,821,594
66,670	Lowe’s Cos., Inc.	4,443,556
398,363	Michaels (The) Cos., Inc. (a)	9,261,940
269,855	Murphy USA, Inc. (a)	18,560,627
17,187	O’Reilly Automotive, Inc. (a)	4,544,930
312,797	Penske Automotive Group, Inc.	13,997,666
299,485	Ross Stores, Inc.	18,729,792
337,013	Signet Jewelers Ltd. (b)	27,385,676
207,498	Tiffany & Co.	15,234,503
64,379	TJX (The) Cos., Inc.	4,747,951
63,327	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	15,409,992
557,846	Urban Outfitters, Inc. (a)	18,659,949

		370,857,184

	Textiles, Apparel & Luxury Goods — 2.6%
263,360	Coach, Inc.	9,451,990
227,309	PVH Corp.	24,317,517
95,199	Ralph Lauren Corp.	9,339,022

		43,108,529

	Total Common Stocks — 100.0%	1,688,340,721
	(Cost $1,695,590,075)

	Money Market Funds — 1.3%
20,782,504	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	20,782,504
823,184	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	823,184
	Total Money Market Funds — 1.3%	21,605,688
	(Cost $21,605,688)

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$2,121,781	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $2,121,796. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $2,171,761. (d)	$2,121,781
10,825,412	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $10,825,499. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $11,042,451. (d)	10,825,412

	Total Repurchase Agreements — 0.7%	12,947,193
	(Cost $12,947,193)

	Total Investments — 102.0%	1,722,893,602
	(Cost $1,730,142,956) (e)
	Net Other Assets and Liabilities — (2.0)%	(34,290,714)

	Net Assets — 100.0%	$1,688,602,888

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $33,002,864 and the total value of the collateral held by the Fund is $33,729,697.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $100,169,077 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $107,418,431.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,688,340,721	$—	$—
Money Market Funds	21,605,688	—	—
Repurchase Agreements	—	12,947,193	—
Total Investments	$1,709,946,409	$12,947,193	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Beverages — 6.6%
752,484	Brown-Forman Corp., Class B	$34,742,186
421,789	Coca-Cola (The) Co.	17,883,853
321,639	Constellation Brands, Inc., Class A	53,752,310
195,487	Dr Pepper Snapple Group, Inc.	17,161,804
164,114	PepsiCo, Inc.	17,593,021

		141,133,174

	Food & Staples Retailing — 16.1%
297,111	Casey’s General Stores, Inc.	33,570,572
601,722	CVS Health Corp.	50,604,820
9,284,427	Rite Aid Corp. (a)	62,298,505
864,393	Sprouts Farmers Market, Inc. (a)	19,146,305
1,092,583	Sysco Corp.	52,575,094
664,211	Walgreens Boots Alliance, Inc.	54,950,176
2,518,396	Whole Foods Market, Inc.	71,245,423

		344,390,895

	Food Products — 55.3%
1,693,092	Archer-Daniels-Midland Co.	73,768,019
1,502,439	Blue Buffalo Pet Products, Inc. (a)	37,741,268
1,722,014	Bunge Ltd.	106,782,088
757,784	ConAgra Foods, Inc.	36,510,033
4,722,046	Flowers Foods, Inc. (b)	73,286,154
1,505,014	Hain Celestial Group (The), Inc. (a)	54,737,359
941,188	Hormel Foods Corp.	36,235,738
766,534	Ingredion, Inc.	100,546,265
395,053	J.M. Smucker (The) Co.	51,874,409
797,661	Kraft Heinz (The) Co.	70,951,946
178,632	McCormick & Co., Inc.	17,125,450
2,323,367	Mondelez International, Inc., Class A	104,412,113
3,380,532	Pilgrim’s Pride Corp.	73,830,819
355,790	Pinnacle Foods, Inc.	18,294,722
925,197	Post Holdings, Inc. (a)	70,527,767
614,159	TreeHouse Foods, Inc. (a)	53,726,629
1,365,961	Tyson Foods, Inc., Class A	96,778,337
1,873,875	WhiteWave Foods (The) Co. (a)	102,107,449

		1,179,236,565

	Household Products — 11.0%
142,589	Clorox (The) Co.	17,113,532
1,071,838	Energizer Holdings, Inc.	49,851,185
282,989	Kimberly-Clark Corp.	32,376,771
397,733	Procter & Gamble (The) Co.	34,523,224
740,758	Spectrum Brands Holdings, Inc.	100,180,112

		234,044,824

	Personal Products — 6.2%
575,874	Herbalife Ltd. (a) (b)	34,944,034

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products (Continued)
1,574,516	Nu Skin Enterprises, Inc., Class A	$97,068,912

		132,012,946

	Tobacco — 4.7%
183,613	Philip Morris International, Inc.	17,707,638
1,514,270	Reynolds American, Inc.	83,405,991

		101,113,629

	Total Common Stocks — 99.9%	2,131,932,033
	(Cost $2,043,818,438)

	Rights — 0.0%
	Food & Staples Retailing — 0.0%
5,790	Safeway Casa Ley, S.A., CVR (a) (c)	5,876
5,790	Safeway PDC, LLC, CVR (a) (c)	283

	Total Rights — 0.0%	6,159
	(Cost $6,008)

	Money Market Funds — 2.6%
52,930,557	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (d) (e)	52,930,557
1,750,235	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (d)	1,750,235
	Total Money Market Funds — 2.6%	54,680,792
	(Cost $54,680,792)

Principal Value	Description	Value

	Repurchase Agreements — 1.5%
$5,403,922	JPMorgan Chase & Co., 0.26% (d), dated 10/31/16, due 11/01/16, with a maturity value of $5,403,961. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $5,531,217. (e)	5,403,922

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)

$27,571,033	RBC Capital Markets LLC, 0.29% (d), dated 10/31/16, due 11/01/16, with a maturity value of $27,571,254. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $28,123,804. (e)	$27,571,033

	Total Repurchase Agreements — 1.5%	32,974,955
	(Cost $32,974,955)

	Total Investments — 104.0%	2,219,593,939
	(Cost $2,131,480,193) (f)
	Net Other Assets and Liabilities — (4.0)%	(86,147,142)

	Net Assets — 100.0%	$2,133,446,797

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $84,134,144 and the total value of the collateral held by the Fund is $85,905,512.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At October 31, 2016, securities noted as such are valued at $6,159 or 0.0% of net assets.
(d)	Interest rate shown reflects yield as of October 31, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $183,944,122 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $95,830,376.

CVR - Contingent Value Rights

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$2,131,932,033	$—	$—
Rights*	—	6,159	—
Money Market Funds	54,680,792	—	—
Repurchase Agreements	—	32,974,955	—
Total Investments	$2,186,612,825	$32,981,114	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Energy Equipment & Services — 25.5%
1,129,198	Diamond Offshore Drilling, Inc. (a)	$18,620,475
891,874	Dril-Quip, Inc. (b)	42,364,015
1,063,378	Ensco PLC, Class A	8,315,616
670,207	FMC Technologies, Inc. (b)	21,627,580
1,533,569	Frank’s International N.V. (a)	17,252,651
402,919	Helmerich & Payne, Inc. (a)	25,428,218
743,307	Nabors Industries Ltd.	8,845,353
246,022	National Oilwell Varco, Inc.	7,897,306
7,841,142	Noble Corp. PLC	38,735,242
1,807,081	Oceaneering International, Inc.	43,008,528
1,212,164	Patterson-UTI Energy, Inc.	27,249,447
3,279,216	Rowan Cos. PLC, Class A	43,515,196
4,663,485	Transocean Ltd. (a) (b)	44,816,091
1,608,309	Weatherford International PLC (b)	7,752,049

		355,427,767

	Oil, Gas & Consumable Fuels — 70.2%
1,475,710	Antero Resources Corp. (b)	39,062,044
622,678	Apache Corp.	37,036,887
350,340	Cabot Oil & Gas Corp.	7,315,099
6,342,946	Chesapeake Energy Corp. (b)	34,949,632
263,470	Chevron Corp.	27,598,483
147,983	Cimarex Energy Co.	19,109,045
623,786	ConocoPhillips	27,103,502
2,071,362	CONSOL Energy, Inc.	35,109,586
521,864	Continental Resources, Inc. (b)	25,524,368
901,620	Devon Energy Corp.	34,162,382
205,973	Diamondback Energy, Inc. (b)	18,803,275
280,387	EOG Resources, Inc.	25,352,593
124,470	EQT Corp.	8,215,020
310,677	Exxon Mobil Corp.	25,885,608
370,852	Hess Corp.	17,789,770
811,635	HollyFrontier Corp.	20,250,293
859,707	Kinder Morgan, Inc.	17,563,814
2,515,517	Marathon Oil Corp.	33,154,514
1,224,749	Marathon Petroleum Corp.	53,386,809
297,324	Murphy Oil Corp.	7,691,772
457,546	Newfield Exploration Co. (b)	18,571,792
773,896	ONEOK, Inc.	37,479,783
1,186,817	Parsley Energy, Inc., Class A (b)	39,046,279
1,197,701	PBF Energy, Inc., Class A	26,109,882
617,171	Phillips 66	50,083,427
462,816	QEP Resources, Inc.	7,437,453
234,286	SM Energy Co.	7,879,038
1,959,248	Southwestern Energy Co. (b)	20,356,587
930,301	Spectra Energy Corp.	38,895,885
552,146	Targa Resources Corp.	24,239,209
624,850	Tesoro Corp.	53,093,505
937,980	Valero Energy Corp.	55,565,935
1,034,175	Whiting Petroleum Corp. (b)	8,521,602

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
882,404	Williams (The) Cos., Inc.	$25,766,197
859,707	World Fuel Services Corp.	34,603,207
1,507,590	WPX Energy, Inc. (b)	16,372,427

		979,086,704

	Semiconductors & Semiconductor Equipment — 4.2%
1,258,874	First Solar, Inc. (a) (b)	50,971,808
1,013,309	SunPower Corp. (a) (b)	7,336,357

		58,308,165

	Total Common Stocks — 99.9%	1,392,822,636
	(Cost $1,447,847,097)

	Money Market Funds — 3.2%
43,846,661	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	43,846,661
840,494	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	840,494
	Total Money Market Funds — 3.2%	44,687,155
	(Cost $44,687,155)

Principal Value	Description	Value

	Repurchase Agreements — 2.0%
$4,476,506	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $4,476,538. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $4,581,954. (d)	4,476,506

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$22,839,316	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $22,839,500. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $23,297,221. (d)	$22,839,316

	Total Repurchase Agreements — 2.0%	27,315,822
	(Cost $27,315,822)

	Total Investments — 105.1%	1,464,825,613
	(Cost $1,519,850,074) (e)
	Net Other Assets and Liabilities — (5.1)%	(70,713,099)

	Net Assets — 100.0%	$1,394,112,514

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $67,094,483 and the total value of the collateral held by the Fund is $71,162,483.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $80,222,877 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $135,247,338.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,392,822,636	$—	$—
Money Market Funds	44,687,155	—	—
Repurchase Agreements	—	27,315,822	—
Total Investments	$1,437,509,791	$27,315,822	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Banks — 21.0%
223,159	Associated Banc-Corp.	$4,530,128
372,484	Bank of America Corp.	6,145,986
144,757	BankUnited, Inc.	4,218,219
115,906	BB&T Corp.	4,543,515
42,253	BOK Financial Corp. (a)	3,000,808
200,733	CIT Group, Inc.	7,292,630
154,270	Citigroup, Inc.	7,582,370
235,896	Citizens Financial Group, Inc.	6,213,501
61,601	Comerica, Inc.	3,208,796
29,577	Commerce Bancshares, Inc.	1,473,526
40,515	Cullen/Frost Bankers, Inc.	3,078,735
119,097	East West Bancorp, Inc.	4,705,522
356,124	Fifth Third Bancorp	7,749,258
191,381	First Horizon National Corp.	2,949,181
75,607	First Republic Bank	5,627,429
591,196	Huntington Bancshares, Inc.	6,266,678
87,546	JPMorgan Chase & Co.	6,063,436
359,224	KeyCorp	5,072,243
37,668	M&T Bank Corp.	4,622,994
101,884	PacWest Bancorp	4,420,747
184,236	People’s United Financial, Inc.	2,991,993
64,710	PNC Financial Services Group (The), Inc.	6,186,276
190,651	Popular, Inc.	6,920,631
590,598	Regions Financial Corp.	6,325,305
12,314	Signature Bank (b)	1,484,576
99,807	SunTrust Banks, Inc.	4,514,271
13,179	SVB Financial Group (b)	1,611,396
44,793	Synovus Financial Corp.	1,481,304
502,179	TCF Financial Corp.	7,181,160
101,934	U.S. Bancorp	4,562,566
131,643	Wells Fargo & Co.	6,056,894
194,090	Western Alliance Bancorp (b)	7,251,202
140,929	Zions Bancorporation	4,539,323

		159,872,599

	Capital Markets — 15.2%
30,206	Affiliated Managers Group, Inc. (b)	4,007,128
29,217	Ameriprise Financial, Inc.	2,582,491
146,166	Bank of New York Mellon (The) Corp.	6,324,603
4,030	BlackRock, Inc.	1,375,197
184,636	Charles Schwab (The) Corp.	5,852,961
13,943	CME Group, Inc.	1,395,694
74,635	Eaton Vance Corp.	2,616,703
8,995	FactSet Research Systems, Inc.	1,391,706
49,176	Federated Investors, Inc., Class B	1,327,752
204,840	Franklin Resources, Inc.	6,894,914
27,104	Goldman Sachs Group (The), Inc.	4,831,017
41,325	Interactive Brokers Group, Inc., Class A	1,371,577
16,221	Intercontinental Exchange, Inc.	4,385,996
139,808	Invesco Ltd.	3,927,207

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
200,388	Lazard Ltd., Class A	$7,306,146
146,166	LPL Financial Holdings, Inc. (a)	4,525,299
43,991	MarketAxess Holdings, Inc.	6,632,083
13,466	Moody’s Corp.	1,353,602
181,828	Morgan Stanley	6,103,966
69,437	MSCI, Inc.	5,568,153
43,158	Nasdaq, Inc.	2,760,817
21,430	Northern Trust Corp.	1,551,961
225,417	NorthStar Asset Management Group, Inc.	3,088,213
50,073	Raymond James Financial, Inc.	3,010,389
57,572	S&P Global, Inc.	7,015,148
62,793	State Street Corp.	4,408,697
87,674	T. Rowe Price Group, Inc.	5,612,013
124,060	TD Ameritrade Holding Corp.	4,244,093
105,650	Thomson Reuters Corp.	4,163,667

		115,629,193

	Consumer Finance — 6.9%
374,248	Ally Financial, Inc.	6,762,662
68,264	American Express Co.	4,534,095
101,448	Capital One Financial Corp.	7,511,210
14,493	Credit Acceptance Corp. (a) (b)	2,668,161
103,076	Discover Financial Services	5,806,271
402,858	Navient Corp.	5,148,525
141,261	OneMain Holdings, Inc. (b)	4,003,337
599,210	Santander Consumer USA Holdings, Inc. (b)	7,310,362
390,184	SLM Corp. (b)	2,750,797
208,183	Synchrony Financial	5,951,952

		52,447,372

	Diversified Financial Services — 1.2%
50,428	Berkshire Hathaway, Inc., Class B (b)	7,276,760
50,562	Voya Financial, Inc.	1,544,669

		8,821,429

	Equity Real Estate Investment Trusts — 14.2%
40,201	Alexandria Real Estate Equities, Inc.	4,334,070
25,708	American Tower Corp.	3,012,721
78,740	Apple Hospitality REIT, Inc.	1,419,682
8,193	AvalonBay Communities, Inc.	1,402,478
10,690	Boston Properties, Inc.	1,287,931
102,255	Care Capital Properties, Inc.	2,716,915
65,083	Columbia Property Trust, Inc.	1,371,950
525,340	CoreCivic, Inc.	7,591,163
30,645	CyrusOne, Inc.	1,367,073
30,021	Digital Realty Trust, Inc.	2,804,862
208,674	Empire State Realty Trust, Inc., Class A	4,083,750
18,514	EPR Properties	1,346,338

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
8,085	Equinix, Inc.	$2,888,609
144,657	Equity Commonwealth (b)	4,370,088
18,877	Equity LifeStyle Properties, Inc.	1,431,632
113,266	Equity Residential	6,994,175
315,015	Forest City Realty Trust, Inc., Class A	6,801,174
89,354	Healthcare Trust of America, Inc., Class A	2,734,232
374,398	Host Hotels & Resorts, Inc.	5,795,681
38,839	Iron Mountain, Inc.	1,310,039
42,038	Kilroy Realty Corp.	3,019,590
151,005	Kimco Realty Corp.	4,018,243
22,320	Lamar Advertising Co., Class A	1,416,204
36,118	Liberty Property Trust	1,460,251
16,382	Life Storage, Inc.	1,321,208
72,078	Macerich (The) Co.	5,101,681
41,107	Omega Healthcare Investors, Inc.	1,308,436
123,231	Outfront Media, Inc.	2,650,699
267,763	Piedmont Office Realty Trust, Inc., Class A	5,483,786
27,219	Prologis, Inc.	1,419,743
86,745	Retail Properties of America, Inc., Class A	1,350,620
320,847	Senior Housing Properties Trust	6,824,416
13,489	SL Green Realty Corp.	1,324,890
74,815	Tanger Factory Outlet Centers, Inc.	2,603,562
41,270	Ventas, Inc.	2,796,042
37,388	Weingarten Realty Investors	1,353,819

		108,517,753

	Insurance — 25.0%
81,111	Aflac, Inc.	5,586,115
8,331	Alleghany Corp. (b)	4,300,545
36,053	Allied World Assurance Co. Holdings AG	1,549,558
42,119	Allstate (The) Corp.	2,859,880
38,872	American Financial Group, Inc.	2,895,964
49,106	American International Group, Inc.	3,029,840
217,270	AmTrust Financial Services, Inc.	5,733,755
25,908	Aon PLC	2,871,384
18,388	Arch Capital Group Ltd. (b)	1,433,712
143,245	Arthur J. Gallagher & Co.	6,908,706
156,398	Aspen Insurance Holdings Ltd.	7,546,203
47,389	Assurant, Inc.	3,815,762
262,572	Assured Guaranty Ltd.	7,848,277
134,113	Axis Capital Holdings Ltd.	7,640,418
77,292	Brown & Brown, Inc.	2,848,983
11,606	Chubb Ltd.	1,473,962
38,646	Cincinnati Financial Corp.	2,735,364
111,326	Endurance Specialty Holdings Ltd.	10,236,426
38,346	Everest Re Group, Ltd.	7,804,178
148,413	First American Financial Corp.	5,797,012
157,937	FNF Group	5,671,518

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
57,957	Hanover Insurance Group (The), Inc.	$4,415,744
136,134	Hartford Financial Services Group (The), Inc.	6,004,871
124,079	Lincoln National Corp.	6,091,038
1,586	Markel Corp. (b)	1,391,604
43,352	Marsh & McLennan Cos., Inc.	2,748,083
98,411	MetLife, Inc.	4,621,381
330,819	Old Republic International Corp.	5,577,608
84,877	Principal Financial Group, Inc.	4,634,284
92,532	Progressive (The) Corp.	2,915,683
89,240	Prudential Financial, Inc.	7,566,660
40,503	Reinsurance Group of America, Inc.	4,368,654
60,635	RenaissanceRe Holdings Ltd.	7,536,324
45,621	Torchmark Corp.	2,892,828
63,621	Travelers (The) Cos., Inc.	6,882,520
206,358	Unum Group	7,305,073
146,258	Validus Holdings Ltd.	7,473,784
75,680	W. R. Berkley Corp.	4,321,328
86,665	XL Group Ltd.	3,007,275

		190,342,304

	Internet Software & Services — 0.7%
168,225	Zillow Group, Inc., Class C (a) (b)	5,611,986

	IT Services — 8.2%
6,786	Alliance Data Systems Corp. (b)	1,387,533
85,985	Broadridge Financial Solutions, Inc.	5,559,790
111,474	CoreLogic, Inc. (b)	4,744,334
71,223	Euronet Worldwide, Inc. (b)	5,665,790
75,663	Fidelity National Information Services, Inc.	5,593,009
41,948	FleetCor Technologies, Inc. (b)	7,353,484
75,940	Global Payments, Inc.	5,507,169
17,032	Jack Henry & Associates, Inc.	1,379,933
28,646	Mastercard, Inc., Class A	3,065,695
142,274	PayPal Holdings, Inc. (b)	5,927,135
77,689	Vantiv, Inc., Class A (b)	4,533,930
35,234	Visa, Inc., Class A	2,907,157
139,994	Western Union (The) Co.	2,809,680
53,934	WEX, Inc. (b)	5,884,199

		62,318,838

	Mortgage Real Estate Investment Trusts — 2.1%
274,101	Chimera Investment Corp.	4,295,163
974,129	MFA Financial, Inc.	7,120,883
129,434	Starwood Property Trust, Inc.	2,878,612
170,841	Two Harbors Investment Corp.	1,423,105

		15,717,763

	Professional Services — 2.4%
53,341	Dun & Bradstreet (The) Corp.	6,659,624
43,325	Equifax, Inc.	5,371,000

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
211,194	TransUnion (b)	$6,597,701

		18,628,325

	Real Estate Management & Development — 2.9%
156,247	CBRE Group, Inc., Class A (b)	4,024,923
63,625	Howard Hughes (The) Corp. (b)	6,987,934
64,039	Jones Lang LaSalle, Inc.	6,202,177
225,417	Realogy Holdings Corp.	5,159,795

		22,374,829

	Total Common Stocks — 99.8%	760,282,391
	(Cost $756,999,043)

	Money Market Funds — 0.9%
5,096,006	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	5,096,006
1,483,793	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	1,483,793
	Total Money Market Funds — 0.9%	6,579,799
	(Cost $6,579,799)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$520,274	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $570,278. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $532,530. (d)	520,274
2,654,462	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $2,654,483. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $2,707,681. (d)	2,654,462

	Total Repurchase Agreements — 0.4%	3,174,736
	(Cost $3,174,736)

Description	Value

Total Investments — 101.1%	$770,036,926
(Cost $766,753,578) (e)
Net Other Assets and Liabilities — (1.1)%	(8,330,294)

Net Assets — 100.0%	$761,706,632

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $8,197,771 and the total value of the collateral held by the Fund is $8,270,742.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,901,465 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $35,618,117.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$760,282,391	$—	$—
Money Market Funds	6,579,799	—	—
Repurchase Agreements	—	3,174,736	—
Total Investments	$766,862,190	$3,174,736	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 14.0%
148,313	AbbVie, Inc.	$8,272,899
84,118	Amgen, Inc.	11,874,097
59,766	Biogen, Inc. (a)	16,745,238
50,542	BioMarin Pharmaceutical, Inc. (a)	4,069,642
148,796	Incyte Corp. (a)	12,940,788
85,237	Intercept Pharmaceuticals, Inc. (a) (b)	10,547,226
92,357	Neurocrine Biosciences, Inc. (a)	4,042,466
1,324,871	OPKO Health, Inc. (a) (b)	12,480,285
23,268	Regeneron Pharmaceuticals, Inc. (a)	8,027,925
432,950	Seattle Genetics, Inc. (a)	22,383,515
198,029	United Therapeutics Corp. (a)	23,777,342

		135,161,423

	Health Care Equipment & Supplies — 32.3%
110,582	Abbott Laboratories	4,339,238
181,865	ABIOMED, Inc. (a)	19,094,006
249,425	Align Technology, Inc. (a)	21,430,596
491,254	Baxter International, Inc.	23,378,778
104,084	Becton, Dickinson and Co.	17,476,745
786,019	Boston Scientific Corp. (a)	17,292,418
78,260	Cooper (The) Cos., Inc.	13,776,890
178,977	Danaher Corp.	14,058,643
157,380	DENTSPLY SIRONA, Inc.	9,060,367
193,961	Edwards Lifesciences Corp. (a)	18,468,966
377,287	Hill-Rom Holdings, Inc.	20,905,473
240,890	Hologic, Inc. (a)	8,674,449
207,429	IDEXX Laboratories, Inc. (a)	22,223,943
25,817	Intuitive Surgical, Inc. (a)	17,351,089
54,130	Medtronic PLC	4,439,743
216,553	ResMed, Inc.	12,943,373
175,906	St. Jude Medical, Inc.	13,692,523
40,171	Stryker Corp.	4,633,725
27,834	Teleflex, Inc.	3,983,880
187,948	Varian Medical Systems, Inc. (a)	17,052,522
125,548	West Pharmaceutical Services, Inc.	9,545,414
179,854	Zimmer Biomet Holdings, Inc.	18,956,612

		312,779,393

	Health Care Providers & Services — 31.2%
188,771	Acadia Healthcare Co., Inc. (a)	6,788,205
121,532	Aetna, Inc.	13,046,460
57,892	AmerisourceBergen Corp.	4,070,965
209,253	AmSurg Corp. (a)	12,502,867
149,291	Anthem, Inc.	18,192,601
268,018	Brookdale Senior Living, Inc. (a)	3,867,500
120,379	Cardinal Health, Inc.	8,268,834
279,381	Centene Corp. (a)	17,455,725
71,771	Cigna Corp.	8,528,548
70,785	DaVita, Inc. (a)	4,149,417
420,016	Envision Healthcare Holdings, Inc. (a)	8,307,916

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
265,244	Express Scripts Holding Co. (a)	$17,877,446
123,683	HCA Holdings, Inc. (a)	9,465,460
28,689	Henry Schein, Inc. (a)	4,280,399
26,443	Humana, Inc.	4,535,768
170,094	Laboratory Corp. of America Holdings (a)	21,319,582
394,794	LifePoint Health, Inc. (a)	23,628,421
211,786	MEDNAX, Inc. (a)	12,971,892
203,599	Patterson Cos., Inc.	8,695,713
221,047	Quest Diagnostics, Inc.	18,002,068
133,624	UnitedHealth Group, Inc.	18,885,080
151,813	Universal Health Services, Inc., Class B	18,325,347
267,329	VCA, Inc. (a)	16,430,040
199,700	WellCare Health Plans, Inc. (a)	22,667,947

		302,264,201

	Health Care Technology — 3.2%
151,465	Cerner Corp. (a)	8,872,820
566,478	Veeva Systems, Inc., Class A (a)	22,007,670

		30,880,490

	Life Sciences Tools & Services — 10.0%
297,941	Agilent Technologies, Inc.	12,981,289
42,712	Bio-Techne Corp.	4,441,621
224,466	Charles River Laboratories International, Inc. (a)	17,032,480
51,497	Illumina, Inc. (a)	7,010,802
250,043	PerkinElmer, Inc.	12,724,688
288,484	Quintiles IMS Holdings, Inc. (a)	20,695,842
88,212	Thermo Fisher Scientific, Inc.	12,969,810
329,823	VWR Corp. (a)	9,073,431

		96,929,963

	Pharmaceuticals — 9.3%
171,571	Akorn, Inc. (a)	4,109,126
928,399	Endo International PLC (a)	17,407,481
79,184	Johnson & Johnson	9,184,552
335,105	Mallinckrodt PLC (a)	19,858,322
74,936	Merck & Co., Inc.	4,400,242
490,749	Mylan N.V. (a)	17,912,339
138,079	Pfizer, Inc.	4,378,485
269,771	Zoetis, Inc.	12,895,054

		90,145,601

	Total Common Stocks — 100.0%	968,161,071
	(Cost $989,235,483)

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Money Market Funds — 1.3%
11,866,267	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class – 0.21% (c) (d)	$11,866,267
996,234	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	996,234
	Total Money Market Funds — 1.3%	12,862,501
	(Cost $12,862,501)

Principal Value	Description	Value

	Repurchase Agreements — 0.8%
$1,211,481	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $1,211,490. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $1,240,019. (d)	1,211,481
6,181,028	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $6,181,077. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $6,304,951. (d)	6,181,028

	Total Repurchase Agreements — 0.8%	7,392,509
	(Cost $7,392,509)

	Total Investments — 102.1%	988,416,081
	(Cost $1,009,490,493) (e)
	Net Other Assets and Liabilities — (2.1)%	(19,972,743)

	Net Assets — 100.0%	$968,443,338

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $18,682,016 and the total value of the collateral held by the Fund is $19,258,776.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $45,315,381 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $66,389,793.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$968,161,071	$—	$—
Money Market Funds	12,862,501	—	—
Repurchase Agreements	—	7,392,509	—
Total Investments	$981,023,572	$7,392,509	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 13.9%
41,458	B/E Aerospace, Inc.	$2,467,580
5,134	Boeing (The) Co.	731,236
70,506	BWX Technologies, Inc.	2,765,245
13,803	General Dynamics Corp.	2,080,664
39,094	HEICO Corp.	2,641,191
8,817	Huntington Ingalls Industries, Inc.	1,422,711
5,643	Lockheed Martin Corp.	1,390,322
3,161	Northrop Grumman Corp.	723,869
9,936	Raytheon Co.	1,357,357
80,142	Spirit AeroSystems Holdings, Inc., Class A (a)	4,035,951
68,058	Textron, Inc.	2,727,765
13,496	TransDigm Group, Inc.	3,677,120
6,657	United Technologies Corp.	680,346

		26,701,357

	Air Freight & Logistics — 2.6%
13,128	Expeditors International of Washington, Inc.	675,698
20,435	FedEx Corp.	3,562,229
6,184	United Parcel Service, Inc., Class B	666,388

		4,904,315

	Airlines — 12.1%
54,198	Alaska Air Group, Inc.	3,914,180
97,501	American Airlines Group, Inc.	3,958,541
90,689	Delta Air Lines, Inc.	3,788,079
207,048	JetBlue Airways Corp. (a)	3,619,199
83,929	Spirit Airlines, Inc. (a)	4,022,717
68,030	United Continental Holdings, Inc. (a)	3,825,327

		23,128,043

	Building Products — 3.0%
54,769	A.O. Smith Corp.	2,473,916
9,815	Allegion PLC	626,589
64,874	Johnson Controls International PLC	2,615,720

		5,716,225

	Commercial Services & Supplies — 5.7%
31,701	Cintas Corp.	3,381,546
14,096	Clean Harbors, Inc. (a)	667,023
50,510	Copart, Inc. (a)	2,650,260
42,452	Republic Services, Inc.	2,234,249
30,383	R.R. Donnelley & Sons Co.	539,298
8,439	Stericycle, Inc. (a)	675,879
10,607	Waste Management, Inc.	696,455

		10,844,710

	Construction & Engineering — 4.9%
72,039	AECOM (a)	2,006,286
26,357	Fluor Corp.	1,370,300
13,077	Jacobs Engineering Group, Inc. (a)	674,512

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
178,804	KBR, Inc.	$2,648,087
96,653	Quanta Services, Inc. (a)	2,778,774

		9,477,959

	Containers & Packaging — 0.6%
17,389	Avery Dennison Corp.	1,213,578

	Electrical Equipment — 4.8%
28,310	AMETEK, Inc.	1,248,471
41,170	Eaton Corp. PLC	2,625,411
24,815	Emerson Electric Co.	1,257,624
6,277	Hubbell, Inc.	656,072
45,475	Regal Beloit Corp.	2,687,573
5,528	Rockwell Automation, Inc.	661,812

		9,136,963

	Electronic Equipment, Instruments & Components — 5.1%
43,051	FLIR Systems, Inc.	1,417,239
112,638	Keysight Technologies, Inc. (a)	3,694,527
94,724	Trimble, Inc. (a)	2,618,171
30,767	Zebra Technologies Corp., Class A (a)	2,025,699

		9,755,636

	Industrial Conglomerates — 1.8%
20,880	Carlisle Cos., Inc.	2,189,268
5,834	Honeywell International, Inc.	639,873
3,707	Roper Technologies, Inc.	642,460

		3,471,601

	Internet Software & Services — 0.6%
6,247	CoStar Group, Inc. (a)	1,168,939

	IT Services — 3.1%
11,072	Accenture PLC, Class A	1,287,009
67,754	Booz Allen Hamilton Holding Corp.	2,064,464
267,059	Xerox Corp.	2,609,167

		5,960,640

	Life Sciences Tools & Services — 2.0%
5,101	Mettler-Toledo International, Inc. (a)	2,061,212
13,513	Waters Corp. (a)	1,880,199

		3,941,411

	Machinery — 22.1%
54,852	AGCO Corp.	2,801,840
43,037	Colfax Corp. (a)	1,368,146
33,990	Crane Co.	2,311,660
16,712	Cummins, Inc.	2,136,128
7,924	Deere & Co.	699,689
36,235	Donaldson Co., Inc.	1,323,302
18,369	Dover Corp.	1,228,702

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
14,020	Flowserve Corp.	$593,747
14,456	IDEX Corp.	1,249,577
17,871	Illinois Tool Works, Inc.	2,029,609
75,483	ITT, Inc.	2,658,511
10,801	Lincoln Electric Holdings, Inc.	711,030
17,325	Middleby (The) Corp. (a)	1,942,306
35,828	Nordson Corp.	3,587,458
24,155	Oshkosh Corp.	1,292,293
23,012	PACCAR, Inc.	1,263,819
5,388	Parker-Hannifin Corp.	661,377
8,901	Snap-on, Inc.	1,371,644
21,998	Stanley Black & Decker, Inc.	2,504,252
84,286	Terex Corp.	2,012,750
45,724	Toro (The) Co.	2,189,265
147,622	Trinity Industries, Inc.	3,151,730
68,055	Xylem, Inc.	3,289,098

		42,377,933

	Marine — 1.8%
57,424	Kirby Corp. (a)	3,385,145

	Professional Services — 1.5%
37,439	ManpowerGroup, Inc.	2,875,315

	Road & Rail — 8.3%
70,220	CSX Corp.	2,142,412
39,236	Genesee & Wyoming, Inc., Class A (a)	2,665,694
22,950	Kansas City Southern	2,014,092
22,066	Norfolk Southern Corp.	2,052,138
39,430	Old Dominion Freight Line, Inc. (a)	2,944,632
41,021	Ryder System, Inc.	2,846,447
13,869	Union Pacific Corp.	1,222,969

		15,888,384

	Trading Companies & Distributors — 6.1%
124,895	Air Lease Corp.	3,779,322
18,426	MSC Industrial Direct Co., Inc., Class A	1,341,413
45,477	United Rentals, Inc. (a)	3,440,790
58,050	WESCO International, Inc. (a)	3,146,310

		11,707,835

	Total Investments — 100.0%	191,655,989
	(Cost $193,717,176) (b)
	Net Other Assets and Liabilities — (0.0)%	(13,779)

	Net Assets — 100.0%	$191,642,210

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,498,267 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,559,454.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$191,655,989	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.7%
55,019	Arconic, Inc.	$1,580,146

	Building Products — 11.5%
42,631	Lennox International, Inc.	6,219,436
195,120	Masco Corp.	6,025,306
156,738	Owens Corning	7,645,680
323,716	USG Corp. (a)	8,151,169

		28,041,591

	Chemicals — 39.4%
24,080	Air Products and Chemicals, Inc.	3,212,754
39,157	Albemarle Corp.	3,271,567
14,436	Ashland Global Holdings, Inc.	1,612,934
95,798	Cabot Corp.	4,994,908
25,145	Celanese Corp., Series A	1,833,573
206,191	CF Industries Holdings, Inc.	4,950,646
161,453	Dow Chemical (The) Co.	8,687,786
24,990	E.I. du Pont de Nemours and Co.	1,719,062
98,913	Eastman Chemical Co.	7,112,834
138,489	FMC Corp.	6,493,749
308,596	Huntsman Corp.	5,230,702
35,116	International Flavors & Fragrances, Inc.	4,592,471
82,993	LyondellBasell Industries N.V., Class A	6,602,093
342,113	Mosaic (The) Co.	8,049,919
3,895	NewMarket Corp.	1,561,545
27,706	Praxair, Inc.	3,243,264
124,616	RPM International, Inc.	5,924,245
100,491	Scotts Miracle-Gro (The) Co., Class A	8,852,252
156,413	Westlake Chemical Corp.	8,100,629

		96,046,933

	Construction & Engineering — 1.3%
24,875	Valmont Industries, Inc.	3,182,756

	Construction Materials — 2.1%
21,654	Eagle Materials, Inc.	1,753,324
9,339	Martin Marietta Materials, Inc.	1,731,264
14,717	Vulcan Materials Co.	1,665,964

		5,150,552

	Containers & Packaging — 21.3%
43,241	AptarGroup, Inc.	3,089,137
61,267	Ball Corp.	4,721,848
65,622	Bemis Co., Inc.	3,197,104
190,836	Berry Plastics Group, Inc. (a)	8,349,075
87,948	Crown Holdings, Inc. (a)	4,771,179
358,890	Graphic Packaging Holding Co.	4,486,125
34,884	International Paper Co.	1,570,826
182,016	Owens-Illinois, Inc. (a)	3,512,909
102,975	Packaging Corp. of America	8,495,437
63,358	Sonoco Products Co.	3,186,274

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
138,089	WestRock Co.	$6,378,331

		51,758,245

	Electrical Equipment — 2.9%
31,626	Acuity Brands, Inc.	7,070,625

	Machinery — 4.7%
98,537	Ingersoll-Rand PLC	6,630,555
142,882	Timken (The) Co.	4,722,250

		11,352,805

	Metals & Mining — 11.3%
68,129	Compass Minerals International, Inc.	4,895,069
42,593	Newmont Mining Corp.	1,577,645
67,693	Nucor Corp.	3,306,803
92,941	Reliance Steel & Aluminum Co.	6,392,482
86,459	Royal Gold, Inc.	5,950,108
200,911	Steel Dynamics, Inc.	5,517,016

		27,639,123

	Paper & Forest Products — 3.3%
225,373	Domtar Corp.	8,102,159

	Trading Companies & Distributors — 1.3%
23,754	Watsco, Inc.	3,261,187

	Total Common Stocks — 99.8%	243,186,122
	(Cost $245,503,189)

	Money Market Funds — 0.2%
512,152	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (b)	512,152
	(Cost $512,152)

	Total Investments — 100.0%	243,698,274
	(Cost $246,015,341) (c)
	Net Other Assets and Liabilities — (0.0)%	(104,788)

	Net Assets — 100.0%	$243,593,486

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of October 31, 2016.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,572,770 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,889,837.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$243,186,122	$—	$—
Money Market Funds	512,152	—	—
Total Investments	$243,698,274	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 11.6%
140,937	Arista Networks, Inc. (a)	$11,944,411
423,256	ARRIS International PLC (a)	11,758,052
974,335	Brocade Communications Systems, Inc.	10,327,951
283,515	Cisco Systems, Inc.	8,698,240
74,668	CommScope Holding Co., Inc. (a)	2,281,107
18,039	F5 Networks, Inc. (a)	2,493,170
373,779	Juniper Networks, Inc.	9,845,339
29,474	Motorola Solutions, Inc.	2,139,223
14,111	Palo Alto Networks, Inc. (a)	2,170,695

		61,658,188

	Electronic Equipment, Instruments & Components — 16.2%
103,896	Amphenol Corp., Class A	6,849,863
187,445	Arrow Electronics, Inc. (a)	11,456,638
292,031	Avnet, Inc.	12,250,701
262,208	CDW Corp.	11,775,761
127,597	Cognex Corp.	6,584,005
507,011	Corning, Inc.	11,514,220
82,823	Dolby Laboratories, Inc., Class A	3,941,547
126,094	Ingram Micro, Inc., Class A	4,690,697
81,907	IPG Photonics Corp. (a)	7,945,798
412,151	Jabil Circuit, Inc.	8,795,302

		85,804,532

	Internet & Direct Marketing Retail — 1.8%
2,328,313	Groupon, Inc. (a)	9,289,969

	Internet Software & Services — 12.2%
84,855	Akamai Technologies, Inc. (a)	5,894,877
5,592	Alphabet, Inc., Class A (a)	4,528,961
70,113	Facebook, Inc., Class A (a)	9,184,102
260,442	GoDaddy, Inc., Class A (a)	9,321,219
107,970	IAC/InterActiveCorp	6,957,587
11,764	LinkedIn Corp., Class A (a)	2,230,454
378,376	Rackspace Hosting, Inc. (a)	12,085,330
292,617	Twitter, Inc. (a) (b)	5,252,475
287,549	Yelp, Inc. (a)	9,391,350

		64,846,355

	IT Services — 5.2%
116,594	Amdocs Ltd.	6,814,919
19,065	DST Systems, Inc.	1,833,290
28,307	International Business Machines Corp.	4,350,503
207,786	Leidos Holdings, Inc.	8,637,664
79,785	Sabre Corp.	2,060,847
145,051	Teradata Corp. (a)	3,910,575

		27,607,798

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 24.5%
34,883	Analog Devices, Inc.	$2,236,000
397,706	Applied Materials, Inc.	11,565,290
52,128	Broadcom Ltd.	8,876,356
238,228	Intel Corp.	8,307,010
126,607	Lam Research Corp.	12,263,154
113,759	Linear Technology Corp.	6,832,366
56,308	Maxim Integrated Products, Inc.	2,231,486
192,965	Microchip Technology, Inc.	11,684,031
505,799	Micron Technology, Inc. (a)	8,679,511
174,998	NVIDIA Corp.	12,452,858
973,283	ON Semiconductor Corp. (a)	11,358,213
121,007	Qorvo, Inc. (a)	6,734,040
98,464	QUALCOMM, Inc.	6,766,446
118,111	Skyworks Solutions, Inc.	9,087,460
96,106	Texas Instruments, Inc.	6,809,110
82,751	Xilinx, Inc.	4,209,543

		130,092,874

	Software — 24.1%
203,005	Activision Blizzard, Inc.	8,763,726
62,144	Adobe Systems, Inc. (a)	6,681,101
24,276	ANSYS, Inc. (a)	2,217,613
93,250	Autodesk, Inc. (a)	6,740,110
203,895	CA, Inc.	6,267,732
88,066	Cadence Design Systems, Inc. (a)	2,252,728
78,390	CDK Global, Inc.	4,280,878
52,767	Citrix Systems, Inc. (a)	4,474,642
52,652	Electronic Arts, Inc. (a)	4,134,235
121,760	Fortinet, Inc. (a)	3,903,626
20,440	Intuit, Inc.	2,222,646
108,330	NetSuite, Inc. (a)	10,087,690
114,476	Oracle Corp.	4,398,168
152,217	PTC, Inc. (a)	7,221,174
27,814	Red Hat, Inc. (a)	2,154,194
113,623	ServiceNow, Inc. (a)	9,988,598
76,627	Splunk, Inc. (a)	4,612,179
69,930	SS&C Technologies Holdings, Inc.	2,232,865
179,146	Symantec Corp.	4,484,024
151,528	Synopsys, Inc. (a)	8,987,126
40,678	Tableau Software, Inc., Class A (a)	1,954,578
26,261	Tyler Technologies, Inc. (a)	4,212,264
91,953	VMware, Inc., Class A (a) (b)	7,227,506
98,081	Workday, Inc., Class A (a)	8,501,661

		128,001,064

	Technology Hardware, Storage & Peripherals — 4.4%
59,662	Apple, Inc.	6,774,023
144,771	HP, Inc.	2,097,732
279,375	NCR Corp. (a)	9,792,094

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
76,906	Western Digital Corp.	$4,494,386

		23,158,235

	Total Common Stocks — 100.0%	530,459,015
	(Cost $494,654,937)

	Money Market Funds — 0.9%
4,381,328	Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Class – 0.21% (c) (d)	4,381,328
344,585	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	344,585
	Total Money Market Funds — 0.9%	4,725,913
	(Cost $4,725,913)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$447,310	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $447,313. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $457,847. (d)	447,310
2,282,192	RBC Capital Markets LLC 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $2,282,211. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $2,327,948. (d)	2,282,192

	Total Repurchase Agreements — 0.5%	2,729,502
	(Cost $2,729,502)

	Total Investments — 101.4%	537,914,430
	(Cost $502,110,352) (e)
	Net Other Assets and Liabilities — (1.4)%	(7,541,618)

	Net Assets — 100.0%	$530,372,812

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,052,270 and the total value of the collateral held by the Fund is $7,110,830.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $48,155,606 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,351,528.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$530,459,015	$—	$—
Money Market Funds	4,725,913	—	—
Repurchase Agreements	—	2,729,502	—
Total Investments	$535,184,928	$2,729,502	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Diversified Telecommunication Services — 21.3%
1,868,234	AT&T, Inc.	$68,732,329
2,765,911	CenturyLink, Inc.	73,517,914
12,766,389	Frontier Communications Corp.	51,320,884
1,635,809	Level 3 Communications, Inc. (a)	91,850,675
1,787,550	Zayo Group Holdings, Inc. (a)	57,523,359

		342,945,161

	Electric Utilities — 41.9%
693,141	Alliant Energy Corp.	26,374,015
827,097	American Electric Power Co., Inc.	53,628,970
663,523	Duke Energy Corp.	53,095,110
367,534	Edison International	27,006,398
593,268	Entergy Corp.	43,711,986
840,188	Eversource Energy	46,260,751
1,595,321	Exelon Corp.	54,352,587
2,780,095	Great Plains Energy, Inc.	79,065,902
1,525,000	Hawaiian Electric Industries, Inc.	44,987,500
108,547	NextEra Energy, Inc.	13,894,016
419,893	OGE Energy Corp.	13,033,479
434,099	PG&E Corp.	26,966,230
698,885	Pinnacle West Capital Corp.	53,206,115
1,536,251	PPL Corp.	52,754,859
517,619	Southern (The) Co.	26,693,612
233,953	Westar Energy, Inc.	13,410,186
1,106,498	Xcel Energy, Inc.	45,974,992

		674,416,708

	Gas Utilities — 2.5%
178,289	Atmos Energy Corp.	13,262,919
586,961	UGI Corp.	27,170,424

		40,433,343

	Independent Power and Renewable Electricity Producers — 1.6%
2,100,796	Calpine Corp. (a)	24,999,472

	Multi-Utilities — 20.4%
1,079,877	Ameren Corp.	53,939,856
316,048	CMS Energy Corp.	13,321,423
604,534	Consolidated Edison, Inc.	45,672,544
283,484	DTE Energy Co.	27,217,299
521,897	MDU Resources Group, Inc.	13,678,920
550,690	NiSource, Inc.	12,809,050
1,812,005	Public Service Enterprise Group, Inc.	76,249,170
366,919	SCANA Corp.	26,917,178
906,802	Vectren Corp.	45,621,209
221,724	WEC Energy Group, Inc.	13,241,357

		328,668,006

	Wireless Telecommunication Services — 12.2%
6,865,959	Sprint Corp. (a)	42,294,308

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
2,791,348	Telephone and Data Systems, Inc.	$72,128,432
1,623,908	T-Mobile US, Inc. (a)	80,756,945

		195,179,685

	Total Common Stocks — 99.9%	1,606,642,375
	(Cost $1,558,712,785)

	Money Market Funds — 0.0%
506,748	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (b)	506,748
	(Cost $506,748)

	Total Investments — 99.9%	1,607,149,123
	(Cost $1,559,219,533) (c)
	Net Other Assets and Liabilities — 0.1%	1,196,180

	Net Assets — 100.0%	$1,608,345,303

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of October 31, 2016.
(c)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $83,488,218 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $35,558,628.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,606,642,375	$—	$—
Money Market Funds	506,748	—	—
Total Investments	$1,607,149,123	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX®Fund

Notes to Portfolio of Investments

Sector Funds

October 31, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)

First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)

First Trust Energy AlphaDEX® Fund – (ticker “FXN”)

First Trust Financials AlphaDEX® Fund – (ticker “FXO”)

First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)

First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)

First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)

First Trust Technology AlphaDEX® Fund – (ticker “FXL”)

First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

First Trust Exchange–Traded AlphaDEX®Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2016 (Unaudited)

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

First Trust Exchange–Traded AlphaDEX®Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2016 (Unaudited)

ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of October 31, 2016, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2016, all the Funds except FXR, FXZ and FXU have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange–Traded AlphaDEX®Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2016 (Unaudited)

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2016 through October 31, 2016), were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

October 31, 2016 (Unaudited)

Licensing Information

Each of the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and StrataQuant® Utilities Index (the “StrataQuant® Series”) is a registered trademark of the NYSE Group, Inc. or its affiliates (“NYSE”) and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant® Series in connection with the trading of the Funds.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.7%
80,708	Arconic, Inc.	$2,317,934
15,821	General Dynamics Corp.	2,384,858
32,004	Huntington Ingalls Industries, Inc.	5,164,165
15,361	Lockheed Martin Corp.	3,784,643
17,213	Northrop Grumman Corp.	3,941,777
36,069	Raytheon Co.	4,927,386
43,661	Rockwell Collins, Inc.	3,681,496
123,521	Textron, Inc.	4,950,722
21,227	TransDigm Group, Inc.	5,783,508

		36,936,489

	Air Freight & Logistics — 0.5%
17,426	C.H. Robinson Worldwide, Inc.	1,187,059
47,657	Expeditors International of Washington, Inc.	2,452,906
14,052	FedEx Corp.	2,449,545
11,224	United Parcel Service, Inc., Class B	1,209,498

		7,299,008

	Airlines — 1.9%
93,194	Alaska Air Group, Inc.	6,730,471
167,649	American Airlines Group, Inc.	6,806,549
157,815	Southwest Airlines Co.	6,320,491
116,969	United Continental Holdings, Inc. (a)	6,577,167

		26,434,678

	Auto Components — 0.7%
114,007	Goodyear Tire & Rubber (The) Co.	3,309,623
50,628	Lear Corp.	6,216,106

		9,525,729

	Automobiles — 1.1%
508,498	Ford Motor Co.	5,969,766
193,190	General Motors Co.	6,104,804
46,681	Harley-Davidson, Inc.	2,661,751

		14,736,321

	Banks — 5.1%
313,742	Bank of America Corp.	5,176,743
97,627	BB&T Corp.	3,826,979
103,958	Citigroup, Inc.	5,109,536
198,704	Citizens Financial Group, Inc.	5,233,863
51,878	Comerica, Inc.	2,702,325
239,987	Fifth Third Bancorp	5,222,117
63,672	First Republic Bank	4,739,107
373,482	Huntington Bancshares, Inc.	3,958,909
73,733	JPMorgan Chase & Co.	5,106,748
201,727	KeyCorp	2,848,385
21,143	M&T Bank Corp.	2,594,880
54,503	PNC Financial Services Group (The), Inc.	5,210,487
497,476	Regions Financial Corp.	5,327,968
112,105	SunTrust Banks, Inc.	5,070,509

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
57,238	U.S. Bancorp	$2,561,973
110,889	Wells Fargo & Co.	5,102,003

		69,792,532

	Beverages — 0.4%
14,745	Constellation Brands, Inc., Class A	2,464,185
11,179	Molson Coors Brewing Co., Class B	1,160,492
11,286	PepsiCo, Inc.	1,209,859

		4,834,536

	Biotechnology — 1.3%
38,923	AbbVie, Inc.	2,171,125
22,078	Amgen, Inc.	3,116,531
15,687	Biogen, Inc. (a)	4,395,184
13,272	BioMarin Pharmaceutical, Inc. (a)	1,068,661
11,742	Celgene Corp. (a)	1,199,798
39,056	Incyte Corp. (a)	3,396,700
6,109	Regeneron Pharmaceuticals, Inc. (a)	2,107,727

		17,455,726

	Building Products — 0.6%
63,384	Fortune Brands Home & Security, Inc.	3,462,668
143,106	Masco Corp.	4,419,113

		7,881,781

	Capital Markets — 4.5%
25,450	Affiliated Managers Group, Inc. (a)	3,376,197
36,913	Ameriprise Financial, Inc.	3,262,740
92,340	Bank of New York Mellon (The) Corp.	3,995,552
3,384	BlackRock, Inc.	1,154,756
11,742	CME Group, Inc.	1,175,374
172,553	Franklin Resources, Inc.	5,808,134
22,831	Goldman Sachs Group (The), Inc.	4,069,398
13,672	Intercontinental Exchange, Inc.	3,696,772
117,766	Invesco Ltd.	3,308,047
22,675	Moody’s Corp.	2,279,291
114,864	Morgan Stanley	3,855,985
58,493	MSCI, Inc.	4,690,554
36,353	Nasdaq, Inc.	2,325,501
18,057	Northern Trust Corp.	1,307,688
42,178	Raymond James Financial, Inc.	2,535,741
48,494	S&P Global, Inc.	5,908,994
52,891	State Street Corp.	3,713,477
73,833	T. Rowe Price Group, Inc.	4,726,050

		61,190,251

	Chemicals — 2.7%
8,164	Air Products and Chemicals, Inc.	1,089,241
71,795	Albemarle Corp.	5,998,472
18,444	Celanese Corp., Series A	1,344,937
90,687	Eastman Chemical Co.	6,521,302
10,085	Ecolab, Inc.	1,151,404

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
34,343	International Flavors & Fragrances, Inc.	$4,491,378
76,088	LyondellBasell Industries N.V., Class A	6,052,800
250,922	Mosaic (The) Co.	5,904,195
23,753	PPG Industries, Inc.	2,212,117
10,161	Praxair, Inc.	1,189,447
4,441	Sherwin-Williams (The) Co.	1,087,423

		37,042,716

	Commercial Services & Supplies — 1.0%
54,508	Cintas Corp.	5,814,368
48,664	Republic Services, Inc.	2,561,186
30,632	Stericycle, Inc. (a)	2,453,317
38,504	Waste Management, Inc.	2,528,173

		13,357,044

	Communications Equipment — 1.2%
154,798	Cisco Systems, Inc.	4,749,203
29,545	F5 Networks, Inc. (a)	4,083,414
255,093	Juniper Networks, Inc.	6,719,150
7,704	Palo Alto Networks, Inc. (a)	1,185,106

		16,736,873

	Construction & Engineering — 0.2%
47,836	Fluor Corp.	2,486,994

	Construction Materials — 0.4%
13,709	Martin Marietta Materials, Inc.	2,541,375
21,591	Vulcan Materials Co.	2,444,101

		4,985,476

	Consumer Finance — 1.8%
315,236	Ally Financial, Inc.	5,696,314
57,505	American Express Co.	3,819,482
85,448	Capital One Financial Corp.	6,326,570
65,120	Discover Financial Services	3,668,210
175,361	Synchrony Financial	5,013,571

		24,524,147

	Containers & Packaging — 0.6%
86,008	Crown Holdings, Inc. (a)	4,665,934
25,585	International Paper Co.	1,152,092
50,636	WestRock Co.	2,338,877

		8,156,903

	Distributors — 0.5%
12,217	Genuine Parts Co.	1,106,738
173,088	LKQ Corp. (a)	5,587,281

		6,694,019

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 0.5%
42,482	Berkshire Hathaway, Inc., Class B (a)	$6,130,153

	Diversified Telecommunication Services — 0.8%
151,137	AT&T, Inc.	5,560,330
223,754	CenturyLink, Inc.	5,947,381

		11,507,711

	Electric Utilities — 3.3%
32,043	Alliant Energy Corp.	1,219,236
76,470	American Electric Power Co., Inc.	4,958,315
61,342	Duke Energy Corp.	4,908,587
50,970	Edison International	3,745,275
63,993	Entergy Corp.	4,715,004
67,968	Eversource Energy	3,742,318
147,495	Exelon Corp.	5,025,155
74,218	FirstEnergy Corp.	2,544,935
60,199	PG&E Corp.	3,739,562
142,032	PPL Corp.	4,877,379
119,347	Xcel Energy, Inc.	4,958,868

		44,434,634

	Electrical Equipment — 1.2%
23,197	Acuity Brands, Inc.	5,186,153
51,381	AMETEK, Inc.	2,265,902
93,402	Eaton Corp. PLC	5,956,246
45,039	Emerson Electric Co.	2,282,577
10,034	Rockwell Automation, Inc.	1,201,270

		16,892,148

	Electronic Equipment, Instruments & Components — 1.2%
75,630	Amphenol Corp., Class A	4,986,286
259,520	Corning, Inc.	5,893,699
95,335	TE Connectivity Ltd.	5,993,711

		16,873,696

	Energy Equipment & Services — 0.2%
54,706	Halliburton Co.	2,516,476

	Equity Real Estate Investment Trusts — 2.0%
22,571	Alexandria Real Estate Equities, Inc.	2,433,380
21,660	American Tower Corp.	2,538,335
44,168	Brixmor Property Group, Inc.	1,122,751
12,641	Digital Realty Trust, Inc.	1,181,049
44,913	Duke Realty Corp.	1,174,475
32,343	HCP, Inc.	1,107,748
394,191	Host Hotels & Resorts, Inc.	6,102,077
24,139	National Retail Properties, Inc.	1,101,221
114,633	Prologis, Inc.	5,979,257

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
11,357	SL Green Realty Corp.	$1,115,485
17,382	Ventas, Inc.	1,177,630
118,371	VEREIT, Inc.	1,112,687
16,415	Welltower, Inc.	1,124,920

		27,271,015

	Food & Staples Retailing — 1.3%
27,584	CVS Health Corp.	2,319,814
124,071	Kroger (The) Co.	3,843,720
15,224	Walgreens Boots Alliance, Inc.	1,259,481
68,082	Wal-Mart Stores, Inc.	4,767,102
173,190	Whole Foods Market, Inc.	4,899,545

		17,089,662

	Food Products — 2.3%
116,433	Archer-Daniels-Midland Co.	5,072,986
103,623	Bunge Ltd.	6,425,662
36,903	Ingredion, Inc.	4,840,566
18,109	J.M. Smucker (The) Co.	2,377,893
139,809	Mondelez International, Inc., Class A	6,283,016
82,195	Tyson Foods, Inc., Class A	5,823,516

		30,823,639

	Gas Utilities — 0.6%
49,447	Atmos Energy Corp.	3,678,362
81,399	UGI Corp.	3,767,960

		7,446,322

	Health Care Equipment & Supplies — 4.2%
29,027	Abbott Laboratories	1,139,020
128,940	Baxter International, Inc.	6,136,255
34,146	Becton, Dickinson and Co.	5,733,455
206,309	Boston Scientific Corp. (a)	4,538,798
5,475	C. R. Bard, Inc.	1,186,323
13,696	Cooper (The) Cos., Inc.	2,411,044
46,980	Danaher Corp.	3,690,279
42,010	DexCom, Inc. (a)	3,286,862
50,909	Edwards Lifesciences Corp. (a)	4,847,555
63,224	Hologic, Inc. (a)	2,276,696
54,445	IDEXX Laboratories, Inc. (a)	5,833,237
6,777	Intuitive Surgical, Inc. (a)	4,554,686
56,829	Medtronic PLC	4,661,115
56,839	ResMed, Inc.	3,397,267
10,543	Stryker Corp.	1,216,135
7,307	Teleflex, Inc.	1,045,851
12,332	Varian Medical Systems, Inc. (a)	1,118,882

		57,073,460

	Health Care Providers & Services — 3.4%
21,265	Aetna, Inc.	2,282,798
15,193	AmerisourceBergen Corp.	1,068,372
39,185	Anthem, Inc.	4,775,084

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
31,599	Cardinal Health, Inc.	$2,170,535
54,996	Centene Corp. (a)	3,436,150
18,582	DaVita, Inc. (a)	1,089,277
69,613	Express Scripts Holding Co. (a)	4,691,916
32,459	HCA Holdings, Inc. (a)	2,484,087
7,530	Henry Schein, Inc. (a)	1,123,476
44,647	Laboratory Corp. of America Holdings (a)	5,596,055
14,721	McKesson Corp.	1,872,070
58,018	Quest Diagnostics, Inc.	4,724,986
43,840	UnitedHealth Group, Inc.	6,195,907
39,850	Universal Health Services, Inc., Class B	4,810,293

		46,321,006

	Health Care Technology — 0.2%
39,759	Cerner Corp. (a)	2,329,082

	Hotels, Restaurants & Leisure — 2.3%
32,273	Aramark	1,201,524
125,721	Carnival Corp.	6,172,901
40,034	Darden Restaurants, Inc.	2,593,803
160,602	Hilton Worldwide Holdings, Inc.	3,629,605
21,333	Las Vegas Sands Corp.	1,234,754
18,230	Marriott International, Inc., Class A	1,252,401
130,241	Norwegian Cruise Line Holdings Ltd. (a)	5,062,468
65,508	Royal Caribbean Cruises Ltd.	5,035,600
18,230	Wyndham Worldwide Corp.	1,200,263
40,551	Yum! Brands, Inc.	3,498,740

		30,882,059

	Household Durables — 2.2%
203,233	D.R. Horton, Inc.	5,859,207
76,547	Garmin Ltd.	3,701,813
144,958	Lennar Corp., Class A	6,043,299
24,512	Mohawk Industries, Inc. (a)	4,517,561
306,270	PulteGroup, Inc.	5,696,622
30,280	Whirlpool Corp.	4,536,550

		30,355,052

	Household Products — 0.5%
13,678	Procter & Gamble (The) Co.	1,187,250
44,578	Spectrum Brands Holdings, Inc.	6,028,729

		7,215,979

	Independent Power and Renewable Electricity Producers — 0.1%
95,529	AES (The) Corp.	1,124,376

	Industrial Conglomerates — 0.2%
6,964	3M Co.	1,151,149
10,527	Honeywell International, Inc.	1,154,602

		2,305,751

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 5.7%
51,235	Aflac, Inc.	$3,528,554
7,013	Alleghany Corp. (a)	3,620,181
35,487	Allstate (The) Corp.	2,409,567
41,371	American International Group, Inc.	2,552,591
15,489	Arch Capital Group Ltd. (a)	1,207,677
48,256	Arthur J. Gallagher & Co.	2,327,387
9,767	Chubb Ltd.	1,240,409
65,102	Cincinnati Financial Corp.	4,607,920
32,305	Everest Re Group, Ltd.	6,574,714
99,767	FNF Group	3,582,633
86,003	Hartford Financial Services Group (The), Inc.	3,793,592
78,389	Lincoln National Corp.	3,848,116
1,323	Markel Corp. (a)	1,160,840
36,503	Marsh & McLennan Cos., Inc.	2,313,925
82,885	MetLife, Inc.	3,892,280
71,490	Principal Financial Group, Inc.	3,903,354
77,934	Progressive (The) Corp.	2,455,700
60,132	Prudential Financial, Inc.	5,098,592
38,426	Torchmark Corp.	2,436,593
53,576	Travelers (The) Cos., Inc.	5,795,852
139,054	Unum Group	4,922,512
182,505	XL Group Ltd.	6,332,923

		77,605,912

	Internet & Direct Marketing Retail — 1.2%
7,333	Amazon.com, Inc. (a)	5,791,750
245,384	Liberty Interactive Corp. QVC Group, Class A (a)	4,537,150
12,457	Netflix, Inc. (a)	1,555,505
3,333	Priceline Group (The), Inc. (a)	4,913,609

		16,798,014

	Internet Software & Services — 1.6%
69,498	Akamai Technologies, Inc. (a)	4,828,026
4,579	Alphabet, Inc., Class A (a)	3,708,532
37,311	eBay, Inc. (a)	1,063,737
38,276	Facebook, Inc., Class A (a)	5,013,773
213,016	Twitter, Inc. (a)	3,823,637
85,445	Yahoo!, Inc. (a)	3,550,240

		21,987,945

	IT Services — 3.7%
40,189	Accenture PLC, Class A	4,671,569
5,719	Alliance Data Systems Corp. (a)	1,169,364
54,321	Broadridge Financial Solutions, Inc.	3,512,396
51,457	Cognizant Technology Solutions Corp., Class A (a)	2,642,317
47,805	Fidelity National Information Services, Inc.	3,533,746
28,261	FleetCor Technologies, Inc. (a)	4,954,153
31,983	Global Payments, Inc.	2,319,407

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
23,183	International Business Machines Corp.	$3,562,995
24,122	Mastercard, Inc., Class A	2,581,536
119,848	PayPal Holdings, Inc. (a)	4,992,868
43,556	Sabre Corp.	1,125,052
65,441	Vantiv, Inc., Class A (a)	3,819,137
29,688	Visa, Inc., Class A	2,449,557
176,874	Western Union (The) Co.	3,549,861
605,885	Xerox Corp.	5,919,496

		50,803,454

	Life Sciences Tools & Services — 1.5%
26,067	Agilent Technologies, Inc.	1,135,739
13,513	Illumina, Inc. (a)	1,839,660
11,693	Mettler-Toledo International, Inc. (a)	4,724,907
75,716	Quintiles IMS Holdings, Inc. (a)	5,431,866
23,153	Thermo Fisher Scientific, Inc.	3,404,185
30,983	Waters Corp. (a)	4,310,975

		20,847,332

	Machinery — 3.0%
13,830	Caterpillar, Inc.	1,154,252
38,312	Cummins, Inc.	4,897,040
28,761	Deere & Co.	2,539,596
50,011	Dover Corp.	3,345,236
40,973	Illinois Tool Works, Inc.	4,653,304
90,335	Ingersoll-Rand PLC	6,078,642
20,885	PACCAR, Inc.	1,147,004
19,557	Parker-Hannifin Corp.	2,400,622
24,232	Snap-on, Inc.	3,734,151
39,930	Stanley Black & Decker, Inc.	4,545,631
117,015	Xylem, Inc.	5,655,335

		40,150,813

	Media — 2.8%
44,847	CBS Corp., Class B	2,539,237
13,641	Charter Communications, Inc., Class A (a)	3,408,749
55,508	Comcast Corp., Class A	3,431,505
227,994	Discovery Communications, Inc., Class A (a)	5,952,923
54,920	Interpublic Group of Cos. (The), Inc.	1,229,659
263,415	News Corp., Class A	3,192,590
43,326	Omnicom Group, Inc.	3,458,281
588,741	Sirius XM Holdings, Inc. (a)	2,455,050
46,259	Time Warner, Inc.	4,116,588
101,365	Twenty-First Century Fox, Inc., Class A	2,662,859
161,092	Viacom, Inc., Class B	6,050,616

		38,498,057

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 0.5%
124,970	Newmont Mining Corp.	$4,628,889
49,646	Nucor Corp.	2,425,207

		7,054,096

	Multiline Retail — 1.5%
31,100	Dollar Tree, Inc. (a)	2,349,605
140,287	Kohl’s Corp.	6,137,556
132,524	Macy’s, Inc.	4,835,801
23,661	Nordstrom, Inc.	1,230,372
89,364	Target Corp.	6,141,988

		20,695,322

	Multi-Utilities — 2.0%
99,836	Ameren Corp.	4,986,808
105,679	CenterPoint Energy, Inc.	2,409,481
48,902	Consolidated Edison, Inc.	3,694,546
39,318	DTE Energy Co.	3,774,921
101,826	NiSource, Inc.	2,368,473
146,584	Public Service Enterprise Group, Inc.	6,168,255
22,901	Sempra Energy	2,452,697
20,497	WEC Energy Group, Inc.	1,224,081

		27,079,262

	Oil, Gas & Consumable Fuels — 5.1%
45,548	Antero Resources Corp. (a)	1,205,656
57,659	Apache Corp.	3,429,557
84,459	Cheniere Energy, Inc. (a)	3,184,104
35,784	Chevron Corp.	3,748,374
18,269	Cimarex Energy Co.	2,359,076
17,875	Concho Resources, Inc. (a)	2,269,052
56,480	ConocoPhillips	2,454,056
70,871	Continental Resources, Inc. (a)	3,466,301
111,315	Devon Energy Corp.	4,217,725
28,125	Exxon Mobil Corp.	2,343,375
22,891	Hess Corp.	1,098,081
232,929	Marathon Oil Corp.	3,070,004
151,212	Marathon Petroleum Corp.	6,591,331
28,242	Newfield Exploration Co. (a)	1,146,343
119,430	ONEOK, Inc.	5,783,995
76,193	Phillips 66	6,183,062
19,832	Pioneer Natural Resources Co.	3,550,325
77,147	Tesoro Corp.	6,555,181
115,800	Valero Energy Corp.	6,859,992

		69,515,590

	Pharmaceuticals — 0.9%
10,388	Johnson & Johnson	1,204,904
39,340	Merck & Co., Inc.	2,310,045
96,606	Mylan N.V. (a)	3,526,119
36,244	Pfizer, Inc.	1,149,297
70,801	Zoetis, Inc.	3,384,288

		11,574,653

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 0.3%
36,482	Equifax, Inc.	$4,522,673

	Real Estate Management & Development — 0.3%
131,616	CBRE Group, Inc., Class A (a)	3,390,428

	Road & Rail — 1.7%
18,930	AMERCO	6,102,843
160,986	CSX Corp.	4,911,683
15,125	J.B. Hunt Transport Services, Inc.	1,234,351
39,459	Kansas City Southern	3,462,922
50,592	Norfolk Southern Corp.	4,705,056
37,756	Union Pacific Corp.	3,329,324

		23,746,179

	Semiconductors & Semiconductor Equipment — 3.7%
38,095	Analog Devices, Inc.	2,441,889
203,567	Applied Materials, Inc.	5,919,728
162,582	Intel Corp.	5,669,234
64,808	Lam Research Corp.	6,277,303
276,160	Micron Technology, Inc. (a)	4,738,906
89,575	NVIDIA Corp.	6,374,157
88,087	Qorvo, Inc. (a)	4,902,042
53,758	QUALCOMM, Inc.	3,694,250
16,123	Skyworks Solutions, Inc.	1,240,504
69,965	Texas Instruments, Inc.	4,957,020
67,773	Xilinx, Inc.	3,447,612

		49,662,645

	Software — 4.6%
138,546	Activision Blizzard, Inc.	5,981,031
45,241	Adobe Systems, Inc. (a)	4,863,860
67,881	Autodesk, Inc. (a)	4,906,439
148,428	CA, Inc.	4,562,677
64,204	CDK Global, Inc.	3,506,180
43,213	Citrix Systems, Inc. (a)	3,664,462
57,496	Electronic Arts, Inc. (a)	4,514,586
22,314	Intuit, Inc.	2,426,424
21,311	Microsoft Corp.	1,276,955
62,497	Oracle Corp.	2,401,135
30,375	Red Hat, Inc. (a)	2,352,544
62,034	ServiceNow, Inc. (a)	5,453,409
62,756	Splunk, Inc. (a)	3,777,284
103,410	Synopsys, Inc. (a)	6,133,247
16,737	VMware, Inc., Class A (a)	1,315,528
66,940	Workday, Inc., Class A (a)	5,802,359

		62,938,120

	Specialty Retail — 3.3%
8,231	Advance Auto Parts, Inc.	1,152,998
1,595	AutoZone, Inc. (a)	1,183,745
160,751	Best Buy Co., Inc.	6,254,821
23,007	CarMax, Inc. (a)	1,148,969
72,509	Foot Locker, Inc.	4,841,426
275,971	Gap (The), Inc.	7,614,040

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
19,080	Home Depot (The), Inc.	$2,327,951
16,997	Lowe’s Cos., Inc.	1,132,850
8,763	O’Reilly Automotive, Inc. (a)	2,317,288
95,453	Ross Stores, Inc.	5,969,631
50,700	Tiffany & Co.	3,722,394
16,413	TJX (The) Cos., Inc.	1,210,459
25,787	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,275,009

		45,151,581

	Technology Hardware, Storage & Peripherals — 1.2%
43,435	Apple, Inc.	4,931,610
269,781	Hewlett Packard Enterprise Co.	6,061,979
79,038	HP, Inc.	1,145,261
34,267	NetApp, Inc.	1,163,022
41,987	Western Digital Corp.	2,453,720

		15,755,592

	Textiles, Apparel & Luxury Goods — 0.8%
67,154	Coach, Inc.	2,410,157
55,542	PVH Corp.	5,941,883
43,801	VF Corp.	2,374,452

		10,726,492

	Trading Companies & Distributors — 0.2%
10,923	W.W. Grainger, Inc.	2,273,295

	Water Utilities — 0.1%
16,399	American Water Works Co., Inc.	1,214,182

	Wireless Telecommunication Services — 0.5%
131,368	T-Mobile US, Inc. (a)	6,532,931

	Total Investments — 99.9%	1,357,188,012
	(Cost $1,300,679,173) (b)
	Net Other Assets and Liabilities — 0.1%	1,371,730

	Net Assets — 100.0%	$1,358,559,742

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $94,462,824 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $37,953,985.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,357,188,012	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.7%
9,105	B/E Aerospace, Inc.	$541,930
12,258	BWX Technologies, Inc.	480,759
20,650	Curtiss-Wright Corp.	1,850,653
27,188	HEICO Corp.	1,836,821
31,853	Hexcel Corp.	1,448,993
52,802	Spirit AeroSystems Holdings, Inc., Class A (a)	2,659,109
13,074	Teledyne Technologies, Inc. (a)	1,407,808

		10,226,073

	Air Freight & Logistics — 0.3%
64,134	XPO Logistics, Inc. (a)	2,111,933

	Airlines — 1.2%
48,390	Hawaiian Holdings, Inc. (a)	2,178,760
136,415	JetBlue Airways Corp. (a)	2,384,534
55,298	Spirit Airlines, Inc. (a)	2,650,433

		7,213,727

	Auto Components — 1.2%
66,851	BorgWarner, Inc.	2,395,940
23,992	Drew Industries, Inc.	2,148,484
107,142	Gentex Corp.	1,811,771
24,217	Tenneco, Inc. (a)	1,333,630

		7,689,825

	Automobiles — 0.4%
27,766	Thor Industries, Inc.	2,202,121

	Banks — 6.2%
72,030	Associated Banc-Corp.	1,462,209
40,549	BancorpSouth, Inc.	952,902
6,477	Bank of Hawaii Corp.	486,747
46,724	BankUnited, Inc.	1,361,537
13,639	BOK Financial Corp. (b)	968,642
30,562	Cathay General Bancorp	915,332
64,787	CIT Group, Inc.	2,353,712
9,547	Commerce Bancshares, Inc.	475,632
13,077	Cullen/Frost Bankers, Inc.	993,721
38,440	East West Bancorp, Inc.	1,518,764
114,721	F.N.B. Corp.	1,499,404
4,801	First Citizens BancShares, Inc., Class A	1,397,091
38,722	First Financial Bankshares, Inc. (b)	1,401,736
61,768	First Horizon National Corp.	951,845
64,787	Fulton Financial Corp.	965,326
29,008	Hancock Holding Co.	973,218
22,602	Home BancShares, Inc.	486,169
14,016	IBERIABANK Corp.	920,150
39,163	Investors Bancorp, Inc.	480,138
24,729	MB Financial, Inc.	899,888
59,463	People’s United Financial, Inc.	965,679
17,395	Pinnacle Financial Partners, Inc.	897,582
49,227	Popular, Inc.	1,786,940

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
25,707	Prosperity Bancshares, Inc.	$1,425,967
4,254	SVB Financial Group (a)	520,137
28,918	Synovus Financial Corp.	956,318
129,664	TCF Financial Corp.	1,854,195
7,912	UMB Financial Corp.	490,940
125,012	Umpqua Holdings Corp.	1,910,183
48,340	Valley National Bancorp	476,632
24,748	Webster Financial Corp.	999,819
50,118	Western Alliance Bancorp (a)	1,872,409
16,929	Wintrust Financial Corp.	913,320
45,488	Zions Bancorporation	1,465,169

		37,999,453

	Beverages — 0.1%
10,678	National Beverage Corp. (a) (b)	504,429

	Biotechnology — 1.3%
14,787	ACADIA Pharmaceuticals, Inc. (a)	344,685
8,573	Intercept Pharmaceuticals, Inc. (a) (b)	1,060,823
16,840	Kite Pharma, Inc. (a) (b)	745,844
9,288	Neurocrine Biosciences, Inc. (a)	406,536
133,246	OPKO Health, Inc. (a) (b)	1,255,177
34,834	Seattle Genetics, Inc. (a)	1,800,918
19,916	United Therapeutics Corp. (a)	2,391,314

		8,005,297

	Building Products — 1.4%
38,090	A.O. Smith Corp.	1,720,525
6,826	Allegion PLC	435,772
11,981	Lennox International, Inc.	1,747,908
44,049	Owens Corning	2,148,710
90,977	USG Corp. (a)	2,290,801

		8,343,716

	Capital Markets — 1.2%
16,153	E*TRADE Financial Corp. (a)	454,869
24,090	Eaton Vance Corp.	844,595
2,902	FactSet Research Systems, Inc.	448,997
15,874	Federated Investors, Inc., Class B	428,598
100,719	Janus Capital Group, Inc.	1,291,218
47,177	LPL Financial Holdings, Inc. (b)	1,460,600
11,362	MarketAxess Holdings, Inc.	1,712,935
12,232	Stifel Financial Corp. (a)	478,760

		7,120,572

	Chemicals — 3.2%
4,056	Ashland Global Holdings, Inc.	453,177
26,923	Cabot Corp.	1,403,765
77,265	CF Industries Holdings, Inc.	1,855,133
30,365	H.B. Fuller Co.	1,277,456
86,728	Huntsman Corp.	1,470,040
26,616	Minerals Technologies, Inc.	1,788,595
1,094	NewMarket Corp.	438,595

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
45,844	Olin Corp.	$1,005,359
27,825	PolyOne Corp.	813,325
26,267	RPM International, Inc.	1,248,733
22,594	Scotts Miracle-Gro (The) Co., Class A	1,990,305
18,616	Sensient Technologies Corp.	1,387,078
41,580	Trinseo S.A.	2,180,871
43,959	Westlake Chemical Corp.	2,276,637

		19,589,069

	Commercial Services & Supplies — 1.5%
19,607	Clean Harbors, Inc. (a)	927,803
43,910	Copart, Inc. (a)	2,303,958
14,079	Deluxe Corp.	861,635
11,884	Healthcare Services Group, Inc.	439,351
47,272	HNI Corp.	1,922,080
32,693	KAR Auction Services, Inc.	1,392,068
51,801	Pitney Bowes, Inc.	924,130
9,974	R.R. Donnelley & Sons Co.	177,038

		8,948,063

	Communications Equipment — 1.3%
27,641	Arista Networks, Inc. (a)	2,342,575
254,799	Brocade Communications Systems, Inc.	2,700,869
16,080	NetScout Systems, Inc. (a)	441,396
43,959	Ubiquiti Networks, Inc. (a) (b)	2,304,770
6,301	ViaSat, Inc. (a)	445,229

		8,234,839

	Construction & Engineering — 1.4%
63,283	AECOM (a)	1,762,432
23,007	Dycom Industries, Inc. (a)	1,769,928
23,668	EMCOR Group, Inc.	1,430,967
18,189	Jacobs Engineering Group, Inc. (a)	938,189
84,021	Quanta Services, Inc. (a)	2,415,604

		8,317,120

	Construction Materials — 0.1%
6,086	Eagle Materials, Inc.	492,783

	Consumer Finance — 1.1%
4,679	Credit Acceptance Corp. (a) (b)	861,404
130,022	Navient Corp.	1,661,681
30,395	OneMain Holdings, Inc. (a)	861,394
193,403	Santander Consumer USA Holdings, Inc. (a)	2,359,517
125,931	SLM Corp. (a)	887,814

		6,631,810

	Containers & Packaging — 1.4%
18,140	Avery Dennison Corp.	1,265,991
18,441	Bemis Co., Inc.	898,445

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
53,632	Berry Plastics Group, Inc. (a)	$2,346,400
100,862	Graphic Packaging Holding Co.	1,260,775
25,577	Owens-Illinois, Inc. (a)	493,636
17,365	Packaging Corp. of America	1,432,612
17,806	Sonoco Products Co.	895,464

		8,593,323

	Distributors — 0.3%
13,137	Core-Mark Holding Co., Inc.	464,393
14,929	Pool Corp.	1,382,127

		1,846,520

	Diversified Consumer Services — 0.3%
7,032	Bright Horizons Family Solutions, Inc. (a)	470,511
60,953	H&R Block, Inc.	1,400,091

		1,870,602

	Diversified Financial Services — 0.1%
16,320	Voya Financial, Inc.	498,576

	Diversified Telecommunication Services — 0.5%
452,266	Frontier Communications Corp.	1,818,109
47,495	Zayo Group Holdings, Inc. (a)	1,528,389

		3,346,498

	Electric Utilities — 1.5%
15,780	ALLETE, Inc.	967,156
86,177	Great Plains Energy, Inc.	2,450,874
47,272	Hawaiian Electric Industries, Inc.	1,394,524
44,626	OGE Energy Corp.	1,385,191
28,751	PNM Resources, Inc.	944,470
44,176	Portland General Electric Co.	1,927,841

		9,070,056

	Electrical Equipment — 1.0%
13,597	EnerSys	885,572
8,732	Hubbell, Inc.	912,669
39,533	Regal Beloit Corp.	2,336,400
48,516	Sensata Technologies Holding N.V. (a)	1,733,477

		5,868,118

	Electronic Equipment, Instruments & Components — 3.9%
36,763	Arrow Electronics, Inc. (a)	2,246,955
57,276	Avnet, Inc.	2,402,728
102,325	AVX Corp.	1,434,597
27,272	Belden, Inc.	1,767,498
51,429	CDW Corp.	2,309,676
26,694	Cognex Corp.	1,377,410
17,019	Coherent, Inc. (a)	1,772,018

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
34,655	Dolby Laboratories, Inc., Class A	$1,649,231
86,224	Jabil Circuit, Inc.	1,840,020
74,212	Keysight Technologies, Inc. (a)	2,434,154
10,956	Littelfuse, Inc.	1,528,362
16,561	National Instruments Corp.	465,199
8,244	SYNNEX Corp.	845,340
22,211	Tech Data Corp. (a)	1,710,691

		23,783,879

	Energy Equipment & Services — 1.2%
15,853	FMC Technologies, Inc. (a)	511,576
13,978	Helmerich & Payne, Inc.	882,152
85,488	Oceaneering International, Inc.	2,034,614
42,053	Patterson-UTI Energy, Inc.	945,351
52,554	Superior Energy Services, Inc.	744,165
220,619	Transocean Ltd. (a) (b)	2,120,149

		7,238,007

	Equity Real Estate Investment Trusts — 7.3%
86,942	American Homes 4 Rent, Class A	1,835,346
10,244	Apartment Investment & Management Co., Class A	451,453
66,015	Care Capital Properties, Inc.	1,754,019
42,016	Columbia Property Trust, Inc.	885,697
29,950	Communications Sales & Leasing, Inc.	851,478
169,559	CoreCivic, Inc.	2,450,128
9,888	CyrusOne, Inc.	441,104
19,377	DCT Industrial Trust, Inc.	905,875
38,522	Douglas Emmett, Inc.	1,406,053
12,789	EastGroup Properties, Inc.	868,501
44,903	Empire State Realty Trust, Inc., Class A	878,752
5,973	EPR Properties	434,357
77,822	Equity Commonwealth (a)	2,351,003
16,668	First Industrial Realty Trust, Inc.	440,202
79,119	GEO Group (The), Inc.	1,895,691
48,793	Gramercy Property Trust	449,871
14,419	Healthcare Trust of America, Inc., Class A	441,221
9,025	Highwoods Properties, Inc.	447,911
31,653	Hospitality Properties Trust	866,026
42,929	Hudson Pacific Properties, Inc.	1,443,273
7,202	Lamar Advertising Co., Class A	456,967
98,524	LaSalle Hotel Properties	2,339,945
45,667	Lexington Realty Trust	463,063
11,658	Liberty Property Trust	471,333
34,560	Mack-Cali Realty Corp.	887,501
63,691	Medical Properties Trust, Inc.	887,853
17,979	National Health Investors, Inc.	1,362,089
13,268	Omega Healthcare Investors, Inc.	422,320
19,887	Outfront Media, Inc.	427,769

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
43,673	Physicians Realty Trust	$863,415
21,605	Piedmont Office Realty Trust, Inc., Class A	442,470
8,284	PS Business Parks, Inc.	909,500
17,800	QTS Realty Trust, Inc., Class A	818,088
53,167	Rayonier, Inc.	1,425,939
42,837	Retail Opportunity Investments Corp.	861,452
111,830	RLJ Lodging Trust	2,205,288
69,942	Select Income REIT	1,730,365
82,846	Senior Housing Properties Trust	1,762,134
70,571	Spirit Realty Capital, Inc.	840,501
183,877	Sunstone Hotel Investors, Inc.	2,309,495
16,715	Urban Edge Properties	431,414
113,980	Washington Prime Group, Inc.	1,195,650

		45,012,512

	Food & Staples Retailing — 1.1%
11,743	Casey’s General Stores, Inc.	1,326,842
18,966	Performance Food Group Co. (a)	455,184
5,616	PriceSmart, Inc.	510,775
22,776	Sprouts Farmers Market, Inc. (a)	504,488
58,735	United Natural Foods, Inc. (a)	2,451,599
59,766	US Foods Holding Corp. (a)	1,350,712

		6,599,600

	Food Products — 2.7%
47,821	B&G Foods, Inc.	2,027,610
19,796	Blue Buffalo Pet Products, Inc. (a)	497,275
174,078	Darling Ingredients, Inc. (a)	2,367,461
124,434	Flowers Foods, Inc. (b)	1,931,216
23,557	Fresh Del Monte Produce, Inc.	1,421,665
52,880	Hain Celestial Group (The), Inc. (a)	1,923,246
7,897	J&J Snack Foods Corp.	964,618
10,684	Lancaster Colony Corp.	1,395,865
89,082	Pilgrim's Pride Corp.	1,945,551
28,125	Pinnacle Foods, Inc.	1,446,187
12,190	Post Holdings, Inc. (a)	929,244

		16,849,938

	Gas Utilities — 0.5%
14,315	New Jersey Resources Corp.	485,994
6,733	Southwest Gas Corp.	487,873
29,518	Spire, Inc.	1,853,731

		2,827,598

	Health Care Equipment & Supplies — 2.3%
18,290	ABIOMED, Inc. (a)	1,920,267
25,086	Align Technology, Inc. (a)	2,155,389
24,127	Cantel Medical Corp.	1,718,566
11,396	Integra LifeSciences Holdings Corp. (a)	906,096
39,533	Masimo Corp. (a)	2,174,315

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
22,530	Nevro Corp. (a)	$2,070,958
28,225	NuVasive, Inc. (a)	1,685,879
6,314	West Pharmaceutical Services, Inc.	480,054
57,524	Wright Medical Group N.V. (a)	1,260,351

		14,371,875

	Health Care Providers & Services — 2.1%
26,954	Brookdale Senior Living, Inc. (a)	388,946
6,668	Chemed Corp.	942,989
33,586	Diplomat Pharmacy, Inc. (a)	778,188
34,782	HealthSouth Corp.	1,396,497
39,706	LifePoint Health, Inc. (a)	2,376,404
21,300	MEDNAX, Inc. (a)	1,304,625
24,196	Molina Healthcare, Inc. (a)	1,316,504
40,629	Owens & Minor, Inc.	1,318,411
10,239	Patterson Cos., Inc.	437,308
20,757	Tenet Healthcare Corp. (a)	409,120
26,884	VCA, Inc. (a)	1,652,291
4,016	WellCare Health Plans, Inc. (a)	455,856

		12,777,139

	Health Care Technology — 0.7%
35,715	Allscripts Healthcare Solutions, Inc. (a)	428,937
33,742	Medidata Solutions, Inc. (a)	1,619,279
56,973	Veeva Systems, Inc., Class A (a)	2,213,401

		4,261,617

	Hotels, Restaurants & Leisure — 2.8%
27,981	Brinker International, Inc.	1,377,784
10,026	Buffalo Wild Wings, Inc. (a)	1,460,287
28,187	Cheesecake Factory (The), Inc.	1,499,267
15,488	Domino’s Pizza, Inc.	2,621,189
18,063	Dunkin’ Brands Group, Inc.	873,527
136,971	ILG, Inc.	2,243,585
24,512	Jack in the Box, Inc.	2,297,510
23,861	Papa John's International, Inc.	1,800,312
14,992	Vail Resorts, Inc.	2,390,325
87,104	Wendy’s (The) Co.	944,207

		17,507,993

	Household Durables — 1.2%
70,328	CalAtlantic Group, Inc.	2,273,001
22,279	Harman International Industries, Inc.	1,775,859
287	NVR, Inc. (a)	437,101
78,760	Toll Brothers, Inc. (a)	2,161,174
14,390	Tupperware Brands Corp.	856,493

		7,503,628

	Household Products — 0.3%
119,837	HRG Group, Inc. (a)	1,802,348

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.5%
111,636	Calpine Corp. (a)	$1,328,468
38,865	Ormat Technologies, Inc.	1,874,459

		3,202,927

	Industrial Conglomerates — 0.3%
18,343	Carlisle Cos., Inc.	1,923,264

	Insurance — 6.5%
23,273	Allied World Assurance Co. Holdings AG	1,000,274
12,543	American Financial Group, Inc.	934,453
7,713	American National Insurance Co.	903,655
70,124	AmTrust Financial Services, Inc.	1,850,572
50,479	Aspen Insurance Holdings Ltd.	2,435,612
15,297	Assurant, Inc.	1,231,714
84,749	Assured Guaranty Ltd.	2,533,148
43,287	Axis Capital Holdings Ltd.	2,466,060
12,472	Brown & Brown, Inc.	459,718
154,014	CNO Financial Group, Inc.	2,322,531
35,933	Endurance Specialty Holdings Ltd.	3,304,039
11,440	Enstar Group Ltd. (a)	1,928,784
47,897	First American Financial Corp.	1,870,857
24,945	Hanover Insurance Group (The), Inc.	1,900,560
8,575	Mercury General Corp.	467,080
106,778	Old Republic International Corp.	1,800,277
26,610	Primerica, Inc.	1,455,567
8,963	ProAssurance Corp.	477,728
13,074	Reinsurance Group of America, Inc.	1,410,162
19,572	RenaissanceRe Holdings Ltd.	2,432,604
6,880	RLI Corp.	383,491
47,200	Selective Insurance Group, Inc.	1,744,040
47,206	Validus Holdings Ltd.	2,412,227
24,430	W. R. Berkley Corp.	1,394,953
1,133	White Mountains Insurance Group Ltd.	940,073

		40,060,179

	Internet & Direct Marketing Retail — 0.1%
23,636	HSN, Inc.	891,077

	Internet Software & Services — 1.4%
23,244	Cimpress N.V. (a)	1,935,063
51,182	Cornerstone OnDemand, Inc. (a)	2,113,817
4,345	CoStar Group, Inc. (a)	813,036
54,706	GrubHub, Inc. (a)	2,084,846
7,062	j2 Global, Inc.	502,461
98,469	Pandora Media, Inc. (a)	1,115,654

		8,564,877

	IT Services — 2.4%
11,500	Black Knight Financial Services, Inc., Class A (a)	452,525

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
29,761	Booz Allen Hamilton Holding Corp.	$906,818
18,647	CACI International, Inc., Class A (a)	1,824,609
9,010	Computer Sciences Corp.	490,594
61,848	Convergys Corp.	1,805,961
23,985	CoreLogic, Inc. (a)	1,020,802
15,956	DST Systems, Inc.	1,534,329
6,786	EPAM Systems, Inc. (a)	436,815
17,243	Euronet Worldwide, Inc. (a)	1,371,681
5,498	Jack Henry & Associates, Inc.	445,448
16,632	MAXIMUS, Inc.	865,862
33,902	Science Applications International Corp.	2,336,187
44,893	Syntel, Inc.	902,349
15,173	Teradata Corp. (a)	409,064

		14,803,044

	Leisure Products — 0.8%
28,927	Brunswick Corp.	1,258,324
24,295	Polaris Industries, Inc. (b)	1,861,240
47,200	Vista Outdoor, Inc. (a)	1,825,224

		4,944,788

	Life Sciences Tools & Services — 1.3%
2,871	Bio-Rad Laboratories, Inc., Class A (a)	453,847
16,932	Charles River Laboratories International, Inc. (a)	1,284,800
42,204	INC Research Holdings, Inc., Class A (a)	1,928,723
6,773	PAREXEL International Corp. (a)	394,595
16,765	PerkinElmer, Inc.	853,171
41,617	PRA Health Sciences, Inc. (a)	2,214,857
33,169	VWR Corp. (a)	912,479

		8,042,472

	Machinery — 3.9%
38,148	AGCO Corp.	1,948,600
16,400	Allison Transmission Holdings, Inc.	480,356
21,709	CLARCOR, Inc.	1,350,517
29,931	Colfax Corp. (a)	951,506
22,394	Crane Co.	1,523,016
12,601	Donaldson Co., Inc.	460,189
9,751	Flowserve Corp.	412,955
15,079	IDEX Corp.	1,303,429
65,620	ITT, Inc.	2,311,136
11,415	Middleby (The) Corp. (a)	1,279,736
23,605	Nordson Corp.	2,363,569
25,197	Oshkosh Corp.	1,348,039
18,511	Terex Corp.	442,043
53,541	Timken (The) Co.	1,769,530
30,125	Toro (The) Co.	1,442,385
97,261	Trinity Industries, Inc.	2,076,522
11,521	Wabtec Corp.	890,688

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
30,113	Woodward, Inc.	$1,776,065

		24,130,281

	Marine — 0.4%
37,834	Kirby Corp. (a)	2,230,314

	Media — 1.3%
1,610	Cable One, Inc.	928,551
36,862	Cinemark Holdings, Inc.	1,467,108
27,342	John Wiley & Sons, Inc., Class A	1,410,847
13,160	Liberty Broadband Corp., Class C (a)	877,114
21,625	Regal Entertainment Group, Class A (b)	465,154
14,818	Scripps Networks Interactive, Inc., Class A	953,687
86,068	TEGNA, Inc.	1,688,654

		7,791,115

	Metals & Mining — 1.9%
159,039	Coeur Mining, Inc. (a)	1,778,056
19,147	Compass Minerals International, Inc.	1,375,712
412,594	Hecla Mining Co.	2,471,438
32,651	Reliance Steel & Aluminum Co.	2,245,736
24,298	Royal Gold, Inc.	1,672,188
48,965	Worthington Industries, Inc.	2,301,355

		11,844,485

	Mortgage Real Estate Investment Trusts — 1.1%
31,942	Blackstone Mortgage Trust, Inc., Class A	964,648
88,468	Chimera Investment Corp.	1,386,294
314,410	MFA Financial, Inc.	2,298,337
68,118	New Residential Investment Corp.	950,927
41,773	Starwood Property Trust, Inc.	929,032

		6,529,238

	Multiline Retail — 0.3%
39,403	Big Lots, Inc.	1,710,090
51,014	JC Penney Co., Inc. (a)	438,210

		2,148,300

	Multi-Utilities — 0.8%
45,021	Avista Corp.	1,863,869
32,703	NorthWestern Corp.	1,882,058
28,108	Vectren Corp.	1,414,114

		5,160,041

	Oil, Gas & Consumable Fuels — 2.2%
225,051	Chesapeake Energy Corp. (a)	1,240,031
24,497	CONSOL Energy, Inc.	415,224
4,873	Diamondback Energy, Inc. (a)	444,856
109,385	Laredo Petroleum, Inc. (a)	1,303,869

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
42,108	Parsley Energy, Inc., Class A (a)	$1,385,353
7,014	PDC Energy, Inc. (a)	430,169
72,251	QEP Resources, Inc.	1,161,074
90,072	Rice Energy, Inc. (a)	1,989,690
24,257	RSP Permian, Inc. (a)	875,678
67,971	Southwestern Energy Co. (a)	706,219
19,156	Targa Resources Corp.	840,948
30,502	World Fuel Services Corp.	1,227,706
142,640	WPX Energy, Inc. (a)	1,549,070

		13,569,887

	Paper & Forest Products — 0.2%
74,937	Louisiana-Pacific Corp. (a)	1,375,094

	Personal Products — 0.1%
7,588	Herbalife Ltd. (a) (b)	460,440
7,261	Nu Skin Enterprises, Inc., Class A	447,641

		908,081

	Pharmaceuticals — 0.5%
17,254	Akorn, Inc. (a)	413,233
18,201	Catalent, Inc. (a)	415,165
51,888	Horizon Pharma PLC (a)	867,567
39,692	Impax Laboratories, Inc. (a)	797,809
54,757	Nektar Therapeutics (a)	678,987

		3,172,761

	Professional Services — 1.3%
10,328	Dun & Bradstreet (The) Corp.	1,289,451
32,546	ManpowerGroup, Inc.	2,499,533
49,695	Robert Half International, Inc.	1,859,587
54,535	TransUnion (a)	1,703,673
15,444	WageWorks, Inc. (a)	910,424

		8,262,668

	Real Estate Management & Development — 0.8%
4,108	Howard Hughes (The) Corp. (a)	451,182
20,668	Jones Lang LaSalle, Inc.	2,001,696
41,717	Kennedy-Wilson Holdings, Inc.	859,370
72,754	Realogy Holdings Corp.	1,665,339

		4,977,587

	Road & Rail — 1.5%
13,749	Avis Budget Group, Inc. (a)	444,918
27,288	Genesee & Wyoming, Inc., Class A (a)	1,853,947
65,578	Knight Transportation, Inc.	1,918,156
13,819	Landstar System, Inc.	983,222
27,422	Old Dominion Freight Line, Inc. (a)	2,047,875
28,529	Ryder System, Inc.	1,979,627

		9,227,745

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 3.2%
340,346	Advanced Micro Devices, Inc. (a)	$2,460,702
44,247	Cirrus Logic, Inc. (a)	2,388,453
18,287	Cree, Inc. (a)	407,800
193,403	Cypress Semiconductor Corp.	1,928,228
108,004	Entegris, Inc. (a)	1,717,264
59,554	First Solar, Inc. (a) (b)	2,411,341
61,086	Integrated Device Technology, Inc. (a)	1,265,091
33,614	Microsemi Corp. (a)	1,416,158
47,291	MKS Instruments, Inc.	2,385,831
23,372	Monolithic Power Systems, Inc.	1,841,947
114,535	ON Semiconductor Corp. (a)	1,336,623

		19,559,438

	Software — 3.7%
97,081	ACI Worldwide, Inc. (a)	1,759,108
40,210	Aspen Technology, Inc. (a)	1,979,940
7,091	Blackbaud, Inc.	435,387
36,847	Cadence Design Systems, Inc. (a)	942,546
35,412	CommVault Systems, Inc. (a)	1,894,542
17,867	Ellie Mae, Inc. (a)	1,891,937
11,326	Fair Isaac Corp.	1,366,822
17,789	Mentor Graphics Corp.	514,102
46,913	Paycom Software, Inc. (a)	2,426,810
42,316	Paylocity Holding Corp. (a)	1,840,323
25,136	Proofpoint, Inc. (a)	1,970,160
31,846	PTC, Inc. (a)	1,510,774
17,019	Tableau Software, Inc., Class A (a)	817,763
5,493	Tyler Technologies, Inc. (a)	881,077
2,300	Ultimate Software Group (The), Inc. (a)	485,277
76,580	Zendesk, Inc. (a)	2,013,288

		22,729,856

	Specialty Retail — 3.8%
131,680	American Eagle Outfitters, Inc.	2,243,827
38,626	AutoNation, Inc. (a)	1,694,523
54,554	Bed Bath & Beyond, Inc.	2,205,073
29,028	Burlington Stores, Inc. (a)	2,175,358
25,688	Cabela’s, Inc. (a)	1,582,638
24,878	Dick’s Sporting Goods, Inc.	1,384,461
11,675	Five Below, Inc. (a)	438,746
85,240	GameStop Corp., Class A	2,050,022
26,366	Murphy USA, Inc. (a)	1,813,453
39,050	Penske Automotive Group, Inc.	1,747,488
31,555	Signet Jewelers Ltd. (b)	2,564,159
54,503	Urban Outfitters, Inc. (a)	1,823,125
36,832	Williams-Sonoma, Inc.	1,702,375

		23,425,248

	Technology Hardware, Storage & Peripherals — 0.2%
29,224	NCR Corp. (a)	1,024,301

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 0.9%
24,869	Columbia Sportswear Co.	$1,408,580
13,952	Ralph Lauren Corp.	1,368,691
102,699	Skechers U.S.A., Inc., Class A (a)	2,159,760
40,848	Wolverine World Wide, Inc.	872,105

		5,809,136

	Thrifts & Mortgage Finance — 1.0%
293,973	MGIC Investment Corp. (a)	2,398,820
173,564	Radian Group, Inc.	2,358,735
52,890	Washington Federal, Inc.	1,441,252

		6,198,807

	Trading Companies & Distributors — 2.2%
82,289	Air Lease Corp.	2,490,065
33,541	Beacon Roofing Supply, Inc. (a)	1,410,064
58,831	HD Supply Holdings, Inc. (a)	1,941,423
19,221	MSC Industrial Direct Co., Inc., Class A	1,399,289
29,964	United Rentals, Inc. (a)	2,267,076
86,107	Univar, Inc. (a)	1,915,881
3,338	Watsco, Inc.	458,274
30,597	WESCO International, Inc. (a)	1,658,357

		13,540,429

	Transportation Infrastructure — 0.1%
11,301	Macquarie Infrastructure Corp.	924,535

	Wireless Telecommunication Services — 0.4%
86,527	Telephone and Data Systems, Inc.	2,235,858

	Total Common Stocks — 99.9%	614,468,490
	(Cost $593,568,760)

	Money Market Funds — 1.3%
7,174,106	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	7,174,106
896,021	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	896,021
	Total Money Market Funds — 1.3%	8,070,127
	(Cost $8,070,127)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$732,437	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $732,443. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $749,691. (d)	$732,437
3,736,925	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $3,736,955. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $3,811,846. (d)	3,736,925

	Total Repurchase Agreements — 0.7%	4,469,362
	(Cost $4,469,362)

	Total Investments — 101.9%	627,007,979
	(Cost $606,108,249) (e)
	Net Other Assets and Liabilities — (1.9)%	(11,813,873)

	Net Assets — 100.0%	$615,194,106

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $11,380,837 and the total value of the collateral held by the Fund is $11,643,468.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $42,201,195 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,301,465.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$614,468,490	$—	$—
Money Market Funds	8,070,127	—	—
Repurchase Agreements	—	4,469,362	—
Total Investments	$622,538,617	$4,469,362	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.6%
36,927	AAR Corp.	$1,187,942
16,446	Aerojet Rocketdyne Holdings, Inc. (a)	289,450
19,255	Astronics Corp. (a)	712,820
12,354	Cubic Corp.	527,516
52,570	DigitalGlobe, Inc. (a)	1,319,507
7,605	Esterline Technologies Corp. (a)	558,587
11,768	Mercury Systems, Inc. (a)	326,915
19,425	Moog, Inc., Class A (a)	1,128,010
40,425	TASER International, Inc. (a)	904,711

		6,955,458

	Air Freight & Logistics — 0.8%
60,447	Air Transport Services Group, Inc. (a)	799,714
27,010	Atlas Air Worldwide Holdings, Inc. (a)	1,130,369
13,368	Forward Air Corp.	552,366
21,281	Hub Group, Inc., Class A (a)	775,692

		3,258,141

	Airlines — 0.4%
54,739	SkyWest, Inc.	1,650,381

	Auto Components — 2.4%
67,162	American Axle & Manufacturing Holdings, Inc. (a)	1,203,543
38,024	Cooper Tire & Rubber Co.	1,397,382
14,633	Cooper-Standard Holding, Inc. (a)	1,335,554
55,638	Dana, Inc.	861,276
13,574	Dorman Products, Inc. (a)	871,994
36,809	Gentherm, Inc. (a)	1,036,173
91,210	Metaldyne Performance Group, Inc.	1,409,194
18,162	Standard Motor Products, Inc.	888,122
49,577	Superior Industries International, Inc.	1,214,637

		10,217,875

	Banks — 7.1%
24,300	1st Source Corp.	839,808
33,091	Ameris Bancorp	1,201,203
16,560	Banc of California, Inc. (b)	220,248
7,975	BancFirst Corp.	571,807
13,221	Banner Corp.	596,796
31,303	Berkshire Hills Bancorp, Inc.	925,004
45,072	Boston Private Financial Holdings, Inc.	592,697
47,438	Brookline Bancorp, Inc.	607,206
9,004	Capital Bank Financial Corp., Class A	294,881
32,615	CenterState Banks, Inc.	609,248
22,957	Central Pacific Financial Corp.	588,388
26,207	Chemical Financial Corp.	1,125,591
17,673	Columbia Banking System, Inc.	583,562

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
12,020	Community Bank System, Inc.	$566,262
16,419	CVB Financial Corp.	275,511
5,861	Eagle Bancorp, Inc. (a)	288,068
22,571	FCB Financial Holdings, Inc., Class A (a)	841,898
166,809	First BanCorp (a)	855,730
57,310	First Commonwealth Financial Corp.	582,270
26,478	First Financial Bancorp	569,277
21,617	First Merchants Corp.	608,519
14,934	First Midwest Bancorp, Inc.	288,376
10,138	Glacier Bancorp, Inc.	286,500
17,354	Great Western Bancorp, Inc.	559,493
21,954	Hanmi Financial Corp.	548,850
32,064	Heartland Financial USA, Inc.	1,200,797
12,873	Hilltop Holdings, Inc. (a)	317,963
10,691	Independent Bank Corp.	589,609
13,092	Independent Bank Group, Inc.	632,344
29,127	International Bancshares Corp.	898,568
8,162	Lakeland Financial Corp.	300,688
36,565	LegacyTexas Financial Group, Inc.	1,250,889
17,593	NBT Bancorp, Inc.	593,060
61,693	Old National Bancorp	906,887
24,523	Opus Bank	491,686
8,598	Renasant Corp.	290,097
29,921	S&T Bancorp, Inc.	939,220
11,140	ServisFirst Bancshares, Inc.	603,120
11,589	Simmons First National Corp., Class A	571,917
7,706	South State Corp.	565,235
26,954	Southside Bancshares, Inc.	879,239
25,341	State Bank Financial Corp.	558,769
5,265	Texas Capital Bancshares, Inc. (a)	312,214
11,352	Tompkins Financial Corp.	899,987
24,065	TowneBank	596,812
20,982	Trustmark Corp.	580,782
10,801	Union Bankshares Corp.	301,672
27,511	United Community Banks, Inc.	593,412
17,587	WesBanco, Inc.	578,788
5,683	Westamerica Bancorporation (b)	281,649

		30,762,597

	Beverages — 0.2%
3,724	Boston Beer (The) Co., Inc., Class A (a)	578,151
1,952	Coca-Cola Bottling Co. Consolidated	275,818

		853,969

	Biotechnology — 4.5%
31,958	Acceleron Pharma, Inc. (a)	895,783
35,696	Achillion Pharmaceuticals, Inc. (a)	224,171
23,593	AMAG Pharmaceuticals, Inc. (a)	606,340
105,601	ARIAD Pharmaceuticals, Inc. (a)	920,841

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
43,187	Coherus Biosciences, Inc. (a)	$1,181,165
18,341	Emergent BioSolutions, Inc. (a)	490,072
62,280	Exact Sciences Corp. (a)	970,322
113,031	Exelixis, Inc. (a)	1,196,998
27,542	Five Prime Therapeutics, Inc. (a)	1,336,613
49,530	Foundation Medicine, Inc. (a) (b)	1,124,331
29,993	Genomic Health, Inc. (a)	894,091
71,805	Halozyme Therapeutics, Inc. (a)	619,677
49,048	Insys Therapeutics, Inc. (a) (b)	530,209
91,038	Ironwood Pharmaceuticals, Inc. (a)	1,162,555
108,902	Keryx Biopharmaceuticals, Inc. (a) (b)	491,148
80,004	Lexicon Pharmaceuticals, Inc. (a) (b)	1,186,459
19,333	MacroGenics, Inc. (a)	457,999
33,699	MiMedx Group, Inc. (a) (b)	300,258
70,247	Myriad Genetics, Inc. (a)	1,384,568
19,154	Repligen Corp. (a)	547,230
18,833	Sarepta Therapeutics, Inc. (a)	739,007
19,257	Spark Therapeutics, Inc. (a)	905,272
59,032	Xencor, Inc. (a)	1,256,791

		19,421,900

	Building Products — 2.5%
20,065	AAON, Inc.	600,947
12,017	Advanced Drainage Systems, Inc.	229,525
14,354	American Woodmark Corp. (a)	1,072,244
50,241	Builders FirstSource, Inc. (a)	485,830
13,775	Continental Building Products, Inc. (a)	281,699
38,914	Gibraltar Industries, Inc. (a)	1,513,755
50,994	Griffon Corp.	851,600
59,452	NCI Building Systems, Inc. (a)	856,109
23,347	Patrick Industries, Inc. (a)	1,338,950
21,642	Ply Gem Holdings, Inc. (a)	296,495
19,736	Simpson Manufacturing Co., Inc.	844,701
24,620	Trex Co., Inc. (a)	1,324,802
11,743	Universal Forest Products, Inc.	1,009,780

		10,706,437

	Capital Markets — 0.9%
10,630	Artisan Partners Asset Management, Inc., Class A	276,380
33,044	BGC Partners, Inc., Class A	283,848
6,764	Cohen & Steers, Inc.	251,485
9,732	Financial Engines, Inc.	269,090
93,089	KCG Holdings, Inc., Class A (a)	1,187,816
79,608	Waddell & Reed Financial, Inc., Class A	1,251,438
28,099	WisdomTree Investments, Inc. (b)	241,089

		3,761,146

	Chemicals — 1.8%
39,716	A. Schulman, Inc.	1,141,835
7,459	Balchem Corp.	566,138

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
41,874	Ferro Corp. (a)	$542,687
6,272	Ingevity Corp. (a)	259,661
22,224	Innophos Holdings, Inc.	1,018,748
23,773	Innospec, Inc.	1,432,323
41,257	Kraton Corp. (a)	1,057,417
35,652	Platform Specialty Products Corp. (a)	259,903
2,730	Quaker Chemical Corp.	293,475
15,918	Stepan Co.	1,130,656

		7,702,843

	Commercial Services & Supplies — 2.9%
14,566	ABM Industries, Inc.	569,239
149,966	ACCO Brands Corp. (a)	1,664,623
33,417	Brady Corp., Class A	1,106,103
18,787	Covanta Holding Corp.	281,805
14,091	Essendant, Inc.	216,297
51,971	Interface, Inc.	823,740
12,654	Knoll, Inc.	273,833
14,276	Matthews International Corp., Class A	855,132
36,472	McGrath RentCorp	1,097,807
14,945	MSA Safety, Inc.	871,293
8,762	Multi-Color Corp.	568,873
54,105	Quad/Graphics, Inc.	1,285,535
104,080	Steelcase, Inc., Class A	1,389,468
8,151	Tetra Tech, Inc.	313,406
8,771	UniFirst Corp.	1,074,447
13,094	West Corp.	258,214

		12,649,815

	Communications Equipment — 1.6%
30,212	ADTRAN, Inc.	548,348
32,983	EchoStar Corp., Class A (a)	1,541,625
9,703	Finisar Corp. (a)	265,668
96,058	Infinera Corp. (a)	749,252
14,603	InterDigital, Inc.	1,031,702
23,131	Ixia (a)	276,416
34,610	Lumentum Holdings, Inc. (a)	1,162,896
23,899	NETGEAR, Inc. (a)	1,206,900
5,564	Plantronics, Inc.	287,714

		7,070,521

	Construction & Engineering — 1.4%
9,865	Comfort Systems USA, Inc.	284,605
23,251	Granite Construction, Inc.	1,143,019
76,440	KBR, Inc.	1,132,076
48,610	MasTec, Inc. (a)	1,387,816
42,107	Primoris Services Corp.	843,403
67,335	Tutor Perini Corp. (a)	1,282,732

		6,073,651

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction Materials — 0.1%
15,587	Summit Materials, Inc., Class A (a)	$292,100
6,276	US Concrete, Inc. (a)	313,173

		605,273

	Consumer Finance — 0.8%
37,615	Green Dot Corp., Class A (a)	835,053
46,785	LendingClub Corp. (a)	230,650
28,649	Nelnet, Inc., Class A	1,122,468
33,484	PRA Group, Inc. (a)	1,068,139

		3,256,310

	Containers & Packaging — 0.1%
11,661	Greif, Inc., Class A	546,434

	Diversified Consumer Services — 0.5%
25,077	DeVry Education Group, Inc.	569,248
21,561	Houghton Mifflin Harcourt Co. (a)	272,747
68,353	LifeLock, Inc. (a)	1,100,483

		1,942,478

	Diversified Telecommunication Services — 0.9%
8,891	ATN International, Inc.	601,387
14,173	Cincinnati Bell, Inc. (a)	278,500
11,455	Consolidated Communications Holdings, Inc.	274,118
106,955	Iridium Communications, Inc. (a) (b)	871,683
56,417	ORBCOMM, Inc. (a)	503,804
43,742	Vonage Holdings Corp. (a)	300,070
143,848	Windstream Holdings, Inc. (b)	1,129,207

		3,958,769

	Electric Utilities — 0.2%
25,077	Otter Tail Corp.	901,518

	Electrical Equipment — 0.5%
13,289	AZZ, Inc.	707,639
39,317	Encore Wire Corp.	1,342,676

		2,050,315

	Electronic Equipment, Instruments & Components — 3.9%
13,448	Anixter International, Inc. (a)	884,206
57,943	Benchmark Electronics, Inc. (a)	1,457,267
32,421	Fabrinet (a)	1,230,701
38,967	Fitbit, Inc., Class A (a) (b)	516,702
47,535	II-VI, Inc. (a)	1,321,473
35,531	Insight Enterprises, Inc. (a)	1,022,938
25,927	Itron, Inc. (a)	1,397,465
33,073	Methode Electronics, Inc.	1,031,878
18,844	MTS Systems Corp.	896,032
8,844	OSI Systems, Inc. (a)	620,230
18,542	Plexus Corp. (a)	849,409

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
14,201	Rogers Corp. (a)	$772,961
50,779	Sanmina Corp. (a)	1,404,039
31,686	ScanSource, Inc. (a)	1,109,010
101,008	TTM Technologies, Inc. (a)	1,328,255
55,109	VeriFone Systems, Inc. (a)	853,087

		16,695,653

	Energy Equipment & Services — 1.1%
25,936	Dril-Quip, Inc. (a)	1,231,960
102,288	Fairmount Santrol Holdings, Inc. (a)	878,654
22,241	Frank’s International N.V. (b)	250,211
173,135	McDermott International, Inc. (a)	889,914
18,317	Oil States International, Inc. (a)	535,772
18,630	U.S. Silica Holdings, Inc.	860,520

		4,647,031

	Equity Real Estate Investment Trusts — 4.9%
5,848	Agree Realty Corp.	282,751
95,267	CBL & Associates Properties, Inc.	1,019,357
75,100	Chatham Lodging Trust	1,329,270
63,130	Chesapeake Lodging Trust	1,370,552
158,865	DiamondRock Hospitality Co.	1,453,615
22,948	Franklin Street Properties Corp.	265,508
36,247	Getty Realty Corp.	823,894
12,782	Government Properties Income Trust	244,647
80,226	Hersha Hospitality Trust	1,429,627
47,817	InfraREIT, Inc.	794,719
145,782	Investors Real Estate Trust	884,897
27,092	iStar, Inc. (a)	301,534
5,561	LTC Properties, Inc.	278,662
40,523	Monmouth Real Estate Investment Corp.	553,949
27,175	Monogram Residential Trust, Inc.	286,424
75,165	New Senior Investment Group, Inc.	783,219
54,348	Pebblebrook Hotel Trust	1,319,569
12,554	Pennsylvania Real Estate Investment Trust	244,929
22,304	Potlatch Corp.	856,474
25,263	Rexford Industrial Realty, Inc.	532,039
34,448	Sabra Health Care REIT, Inc.	802,638
8,683	Saul Centers, Inc.	525,148
23,593	STAG Industrial, Inc.	544,291
109,853	Summit Hotel Properties, Inc.	1,426,990
21,020	Terreno Realty Corp.	548,622
37,453	Tier REIT, Inc.	552,432
4,588	Universal Health Realty Income Trust	269,316

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
95,236	Xenia Hotels & Resorts, Inc.	$1,486,634

		21,211,707

	Food & Staples Retailing — 0.9%
67,925	Smart & Final Stores, Inc. (a)	815,100
49,989	SpartanNash Co.	1,399,692
115,886	SUPERVALU, Inc. (a)	497,151
21,822	Weis Markets, Inc.	1,213,958

		3,925,901

	Food Products — 1.2%
53,544	Amplify Snack Brands, Inc. (a)	775,852
8,838	Calavo Growers, Inc.	522,768
30,009	Cal-Maine Foods, Inc. (b)	1,159,848
70,521	Dean Foods Co.	1,287,713
15,008	Sanderson Farms, Inc.	1,350,420

		5,096,601

	Health Care Equipment & Supplies — 3.0%
5,601	Abaxis, Inc.	267,392
3,264	Analogic Corp.	267,158
6,043	Anika Therapeutics, Inc. (a)	268,068
7,217	CONMED Corp.	288,680
17,028	Cynosure, Inc., Class A (a)	726,244
38,306	Glaukos Corp. (a)	1,279,420
16,684	Halyard Health, Inc. (a)	539,727
4,576	ICU Medical, Inc. (a)	637,437
19,308	Inogen, Inc. (a)	1,036,260
28,250	Insulet Corp. (a)	1,048,640
11,904	Merit Medical Systems, Inc. (a)	261,293
5,169	Neogen Corp. (a)	272,355
46,281	NxStage Medical, Inc. (a)	1,052,430
6,760	Orthofix International N.V. (a)	247,754
19,024	Penumbra, Inc. (a)	1,254,633
57,620	Spectranetics (The) Corp. (a)	1,250,354
23,979	Vascular Solutions, Inc. (a)	1,093,442
36,860	Zeltiq Aesthetics, Inc. (a) (b)	1,220,066

		13,011,353

	Health Care Providers & Services — 3.0%
60,903	Aceto Corp.	1,116,352
45,909	Air Methods Corp. (a)	1,214,293
6,095	Amedisys, Inc. (a)	263,670
9,072	AMN Healthcare Services, Inc. (a)	297,562
15,834	Civitas Solutions, Inc. (a)	270,761
43,090	Ensign Group (The), Inc.	795,872
30,556	HealthEquity, Inc. (a)	1,015,376
141,456	Kindred Healthcare, Inc.	1,393,342
23,520	LHC Group, Inc. (a)	806,030
21,525	Magellan Health, Inc. (a)	1,107,461
17,526	National HealthCare Corp.	1,133,932
41,202	PharMerica Corp. (a)	980,608

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
85,670	Select Medical Holdings Corp. (a)	$1,113,710
17,790	Surgical Care Affiliates, Inc. (a)	761,234
13,834	U.S. Physical Therapy, Inc.	787,155

		13,057,358

	Health Care Technology — 0.7%
20,952	HealthStream, Inc. (a)	565,075
65,208	HMS Holdings Corp. (a)	1,373,933
30,197	Omnicell, Inc. (a)	985,177

		2,924,185

	Hotels, Restaurants & Leisure — 2.5%
2,652	Biglari Holdings, Inc. (a)	1,162,053
16,771	Bloomin’ Brands, Inc.	290,138
14,617	Boyd Gaming Corp. (a)	261,060
38,810	Caesars Entertainment Corp. (a)	275,551
3,951	Churchill Downs, Inc.	537,336
22,139	Dave & Buster’s Entertainment, Inc. (a)	915,448
27,047	Denny’s Corp. (a)	280,477
17,623	Hyatt Hotels Corp., Class A (a)	895,072
43,258	International Speedway Corp., Class A	1,423,188
51,724	La Quinta Holdings, Inc. (a)	517,757
7,887	Marriott Vacations Worldwide Corp.	501,456
43,219	Planet Fitness, Inc., Class A (a)	916,243
128,276	Scientific Games Corp., Class A (a)	1,590,623
42,898	SeaWorld Entertainment, Inc. (b)	601,001
19,736	Wingstop, Inc.	528,135

		10,695,538

	Household Durables — 2.9%
11,676	Cavco Industries, Inc. (a)	1,078,862
36,986	Ethan Allen Interiors, Inc.	1,135,470
32,242	Installed Building Products, Inc. (a)	1,065,598
32,872	iRobot Corp. (a)	1,666,610
71,746	KB Home	1,043,187
47,090	La-Z-Boy, Inc.	1,101,906
33,621	M.D.C. Holdings, Inc.	797,154
41,662	Meritage Homes Corp. (a)	1,289,439
43,545	TopBuild Corp. (a)	1,312,011
87,750	TRI Pointe Group, Inc. (a)	950,333
15,532	Universal Electronics, Inc. (a)	1,089,570

		12,530,140

	Household Products — 0.3%
58,293	Central Garden & Pet Co., Class A (a)	1,360,559

	Independent Power and Renewable Electricity Producers — 0.4%
23,336	Dynegy, Inc. (a)	248,528

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
68,192	NRG Yield, Inc., Class C	$1,050,157
12,856	Pattern Energy Group, Inc.	287,332

		1,586,017

	Insurance — 3.4%
78,612	Ambac Financial Group, Inc. (a)	1,450,392
32,615	American Equity Investment Life Holding Co.	584,787
20,498	Argo Group International Holdings Ltd.	1,139,689
48,463	Employers Holdings, Inc.	1,519,315
9,040	FBL Financial Group, Inc., Class A	572,232
58,293	Genworth Financial, Inc., Class A (a)	241,333
15,779	Horace Mann Educators Corp.	567,255
13,997	Infinity Property & Casualty Corp.	1,147,054
23,961	James River Group Holdings Ltd.	901,892
7,354	Kemper Corp.	276,143
113,922	Maiden Holdings Ltd.	1,555,035
74,232	MBIA, Inc. (a)	571,586
39,002	National General Holdings Corp.	801,491
5,966	Navigators Group (The), Inc.	556,031
12,904	Safety Insurance Group, Inc.	873,601
20,496	United Fire Group, Inc.	810,002
57,368	Universal Insurance Holdings, Inc.	1,221,938

		14,789,776

	Internet & Direct Marketing Retail — 0.8%
80,990	Etsy, Inc. (a)	1,051,250
38,954	Nutrisystem, Inc.	1,234,842
12,954	Shutterfly, Inc. (a)	634,746
14,688	Wayfair, Inc., Class A (a) (b)	489,551

		3,410,389

	Internet Software & Services — 3.5%
30,205	2U, Inc. (a)	1,052,946
40,074	Alarm.com Holdings, Inc. (a) (b)	1,169,359
21,728	Benefitfocus, Inc. (a) (b)	706,160
23,797	Envestnet, Inc. (a)	841,224
49,152	GTT Communications, Inc. (a)	1,105,920
15,994	LogMeIn, Inc.	1,519,430
30,181	New Relic, Inc. (a)	1,100,097
24,608	NIC, Inc.	564,753
20,177	Q2 Holdings, Inc. (a)	566,974
43,446	Quotient Technology, Inc. (a)	460,528
22,695	Shutterstock, Inc. (a)	1,338,778
11,816	SPS Commerce, Inc. (a)	737,082
6,118	Stamps.com, Inc. (a) (b)	596,811
153,143	TrueCar, Inc. (a)	1,477,830
50,226	Web.com Group, Inc. (a)	808,639

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
34,668	Yelp, Inc. (a)	$1,132,257

		15,178,788

	IT Services — 1.4%
9,584	Blackhawk Network Holdings, Inc. (a)	330,169
6,996	CSG Systems International, Inc.	266,058
17,231	EVERTEC, Inc.	261,050
5,802	ExlService Holdings, Inc. (a)	255,462
23,014	ManTech International Corp., Class A	893,633
54,369	NeuStar, Inc., Class A (a) (b)	1,220,584
14,349	Perficient, Inc. (a)	267,035
51,392	Sykes Enterprises, Inc. (a)	1,374,222
19,947	TeleTech Holdings, Inc.	560,511
35,146	Virtusa Corp. (a)	665,665

		6,094,389

	Leisure Products — 0.5%
49,808	Callaway Golf Co.	508,540
21,747	Smith & Wesson Holding Corp. (a) (b)	574,773
20,024	Sturm Ruger & Co., Inc.	1,231,476

		2,314,789

	Life Sciences Tools & Services — 0.5%
53,032	Accelerate Diagnostics, Inc. (a)	1,126,930
25,452	Luminex Corp. (a)	530,165
64,539	Pacific Biosciences of California, Inc. (a)	548,582

		2,205,677

	Machinery — 4.9%
17,552	Alamo Group, Inc.	1,139,476
13,645	Albany International Corp., Class A	556,034
34,860	American Railcar Industries, Inc. (b)	1,282,151
14,488	Astec Industries, Inc.	802,056
28,521	Barnes Group, Inc.	1,136,277
46,510	Briggs & Stratton Corp.	866,016
18,686	ESCO Technologies, Inc.	832,461
87,220	Federal Signal Corp.	1,071,062
14,204	Franklin Electric Co., Inc.	517,736
40,954	Greenbrier (The) Cos., Inc. (b)	1,290,051
29,117	Harsco Corp.	283,891
18,276	Hillenbrand, Inc.	554,677
14,425	Hyster-Yale Materials Handling, Inc.	839,679
20,491	John Bean Technologies Corp.	1,636,206
28,275	Lydall, Inc. (a)	1,321,856
25,978	Meritor, Inc. (a)	267,054
36,233	Milacron Holdings Corp. (a)	527,552
26,755	Mueller Industries, Inc.	810,409

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
69,116	Mueller Water Products, Inc., Class A	$851,509
63,157	Navistar International Corp. (a)	1,408,401
7,561	RBC Bearings, Inc. (a)	539,477
27,010	Rexnord Corp. (a)	537,229
6,227	Standex International Corp.	475,743
8,960	Sun Hydraulics Corp.	263,693
4,462	Tennant Co.	280,883
101,522	Wabash National Corp. (a)	1,142,122

		21,233,701

	Marine — 0.2%
21,750	Matson, Inc.	868,695

	Media — 1.3%
124,199	Gannett Co., Inc.	965,026
7,393	Loral Space & Communications, Inc. (a)	286,848
93,269	New Media Investment Group, Inc.	1,343,074
24,195	New York Times (The) Co., Class A	263,726
25,051	Nexstar Broadcasting Group, Inc., Class A (b)	1,222,489
29,384	Scholastic Corp.	1,123,938
10,011	Sinclair Broadcast Group, Inc., Class A	251,276

		5,456,377

	Metals & Mining — 0.9%
179,587	AK Steel Holding Corp. (a) (b)	933,852
7,007	Carpenter Technology Corp.	221,491
197,699	Cliffs Natural Resources, Inc. (a)	1,091,299
53,577	Commercial Metals Co.	841,695
13,372	Kaiser Aluminum Corp.	969,336

		4,057,673

	Mortgage Real Estate Investment Trusts — 0.9%
122,645	Capstead Mortgage Corp.	1,166,354
24,743	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	565,625
18,984	Invesco Mortgage Capital, Inc.	283,431
21,838	Ladder Capital Corp.	276,906
16,819	MTGE Investment Corp.	286,764
55,675	PennyMac Mortgage Investment Trust	847,373
20,419	Redwood Trust, Inc.	287,091

		3,713,544

	Multiline Retail — 0.5%
22,944	Dillard’s, Inc., Class A	1,406,467
33,094	Ollie's Bargain Outlet Holdings, Inc. (a)	905,121

		2,311,588

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 2.2%
55,248	Callon Petroleum Co. (a)	$717,671
7,118	Carrizo Oil & Gas, Inc. (a)	240,802
83,989	CVR Energy, Inc. (b)	1,113,694
50,169	Delek US Holdings, Inc.	847,856
351,531	Eclipse Resources Corp. (a)	963,195
11,036	Green Plains, Inc.	286,936
11,879	Matador Resources Co. (a)	259,081
100,832	Oasis Petroleum, Inc. (a)	1,057,728
136,771	Overseas Shipholding Group, Inc., Class A	1,198,114
38,313	PBF Energy, Inc., Class A	835,223
8,176	SemGroup Corp., Class A	263,676
54,636	Western Refining, Inc.	1,576,249

		9,360,225

	Paper & Forest Products — 1.5%
45,533	Boise Cascade Co. (a)	876,510
17,883	Clearwater Paper Corp. (a)	949,587
45,846	KapStone Paper and Packaging Corp.	831,647
14,638	Neenah Paper, Inc.	1,169,576
66,682	P.H. Glatfelter Co.	1,481,674
29,993	Schweitzer-Mauduit International, Inc.	1,107,042

		6,416,036

	Personal Products — 0.7%
204,336	Avon Products, Inc.	1,338,401
17,920	Inter Parfums, Inc.	584,192
15,722	Revlon, Inc., Class A (a)	534,548
4,180	USANA Health Sciences, Inc. (a)	537,130

		2,994,271

	Pharmaceuticals — 1.1%
11,948	Cempra, Inc. (a) (b)	216,557
57,850	Depomed, Inc. (a)	1,293,526
17,098	Dermira, Inc. (a)	536,022
26,309	Innoviva, Inc. (a) (b)	270,983
32,645	Lannett Co., Inc. (a) (b)	714,925
46,766	Supernus Pharmaceuticals, Inc. (a)	925,967
23,935	Theravance Biopharma, Inc. (a) (b)	601,487

		4,559,467

	Professional Services — 2.1%
25,850	Advisory Board (The) Co. (a)	1,028,830
19,466	FTI Consulting, Inc. (a)	758,395
14,515	Huron Consulting Group, Inc. (a)	813,566
26,095	ICF International, Inc. (a)	1,210,808
19,902	Insperity, Inc.	1,496,630
13,768	Korn/Ferry International	280,730
57,198	Navigant Consulting, Inc. (a)	1,338,433
23,902	On Assignment, Inc. (a)	822,468

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
66,836	TriNet Group, Inc. (a)	$1,254,512

		9,004,372

	Real Estate Management & Development — 0.3%
33,170	Marcus & Millichap, Inc. (a)	777,173
6,605	RE/MAX Holdings, Inc., Class A	286,987

		1,064,160

	Road & Rail — 0.8%
61,257	Heartland Express, Inc.	1,127,129
40,401	Swift Transportation Co. (a)	904,175
62,127	Werner Enterprises, Inc.	1,494,154

		3,525,458

	Semiconductors & Semiconductor Equipment — 2.7%
18,331	Advanced Energy Industries, Inc. (a)	874,389
11,784	Ambarella, Inc. (a) (b)	723,184
89,239	Amkor Technology, Inc. (a)	827,245
10,929	Cabot Microelectronics Corp.	603,937
27,098	Diodes, Inc. (a)	561,200
26,580	Inphi Corp. (a)	986,118
13,658	MACOM Technology Solutions Holdings, Inc. (a)	502,068
57,057	MaxLinear, Inc., Class A (a)	1,067,536
18,349	Power Integrations, Inc.	1,182,593
115,654	Rambus, Inc. (a)	1,409,822
31,281	Semtech Corp. (a)	757,000
19,669	Silicon Laboratories, Inc. (a)	1,179,157
14,807	Synaptics, Inc. (a)	771,741
7,522	Tessera Technologies, Inc.	279,066

		11,725,056

	Software — 2.4%
74,954	8x8, Inc. (a)	1,068,095
24,845	BroadSoft, Inc. (a)	1,032,310
25,430	Ebix, Inc. (b)	1,424,080
26,381	Gigamon, Inc. (a)	1,458,869
20,072	HubSpot, Inc. (a)	1,052,776
5,383	Imperva, Inc. (a)	198,633
29,414	Pegasystems, Inc.	908,893
10,630	Progress Software Corp. (a)	286,053
30,284	Qualys, Inc. (a)	1,128,079
48,882	RingCentral, Inc., Class A (a)	1,011,857
29,685	TiVo Corp. (a)	589,247

		10,158,892

	Specialty Retail — 5.5%
56,871	Aaron’s, Inc.	1,405,282
90,980	Abercrombie & Fitch Co., Class A	1,329,218
15,581	Asbury Automotive Group, Inc. (a)	793,852
206,894	Ascena Retail Group, Inc. (a)	1,011,712
76,761	Barnes & Noble, Inc.	790,638

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
60,161	Buckle (The), Inc. (b)	$1,254,357
57,164	Caleres, Inc.	1,429,672
43,955	Cato (The) Corp., Class A	1,304,145
48,594	Chico’s FAS, Inc.	567,092
7,240	Children's Place (The), Inc.	549,878
70,590	DSW, Inc., Class A	1,466,154
122,618	Express, Inc. (a)	1,473,868
25,055	Finish Line (The), Inc., Class A	493,333
26,545	Genesco, Inc. (a)	1,428,121
56,638	GNC Holdings, Inc., Class A	760,648
18,104	Group 1 Automotive, Inc.	1,091,128
98,951	Guess?, Inc.	1,335,839
28,986	Hibbett Sports, Inc. (a)	1,126,106
9,081	Lithia Motors, Inc., Class A	778,968
404,951	Office Depot, Inc.	1,275,596
50,666	Party City Holdco, Inc. (a)	823,323
25,084	Restoration Hardware Holdings, Inc. (a) (b)	726,684
13,386	Select Comfort Corp. (a)	256,877
17,471	Tile Shop Holdings, Inc. (a)	296,133

		23,768,624

	Technology Hardware, Storage & Peripherals — 0.7%
48,324	3D Systems Corp. (a) (b)	670,254
46,654	Diebold, Inc.	1,017,057
49,488	Super Micro Computer, Inc. (a)	1,172,866

		2,860,177

	Textiles, Apparel & Luxury Goods — 1.3%
19,422	Deckers Outdoor Corp. (a)	1,013,634
52,059	Fossil Group, Inc. (a)	1,419,649
49,595	G-III Apparel Group Ltd. (a)	1,295,422
12,813	Oxford Industries, Inc.	803,631
25,098	Steven Madden Ltd. (a)	838,273

		5,370,609

	Thrifts & Mortgage Finance — 1.4%
39,312	Beneficial Bancorp, Inc.	570,024
25,815	BofI Holding, Inc. (a) (b)	480,933
32,597	Essent Group Ltd. (a)	861,865
41,678	Flagstar Bancorp, Inc. (a)	1,143,228
42,489	Kearny Financial Corp.	592,722
5,967	LendingTree, Inc. (a) (b)	476,465
18,570	Meridian Bancorp, Inc.	296,191
18,404	Northwest Bancshares, Inc.	289,679
40,857	Provident Financial Services, Inc.	927,045
15,847	WSFS Financial Corp.	555,437

		6,193,589

	Tobacco — 0.3%
24,831	Universal Corp.	1,345,840

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 1.5%
72,794	Aircastle Ltd.	$1,495,917
32,450	GATX Corp. (b)	1,420,336
19,749	Kaman Corp.	862,241
59,056	Rush Enterprises, Inc., Class A (a)	1,550,220
87,683	Triton International Limited	1,058,334

		6,387,048

	Water Utilities — 0.2%
9,010	California Water Service Group	279,310
13,239	SJW Corp.	671,614

		950,924

	Wireless Telecommunication Services — 0.4%
10,626	Shenandoah Telecommunications Co.	280,527
39,782	United States Cellular Corp. (a)	1,394,359

		1,674,886

	Total Common Stocks — 99.9%	430,082,894
	(Cost $420,860,741)

	Money Market Funds — 2.9%
11,864,267	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	11,864,267
571,905	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	571,905
	Total Money Market Funds — 2.9%	12,436,172
	(Cost $12,436,172)

Principal Value	Description	Value
	Repurchase Agreements — 1.7%
$1,211,277	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $1,211,286. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $1,239,810. (d)	1,211,277

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$6,179,986	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $6,180,035. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $6,303,888. (d)	$6,179,986

	Total Repurchase Agreements — 1.7%	7,391,263
	(Cost $7,391,263)

	Total Investments — 104.5%	449,910,329
	(Cost $440,688,176) (e)
	Net Other Assets and Liabilities — (4.5)%	(19,484,355)

	Net Assets — 100.0%	$430,425,974

(a)	Non-income producing security.
(b)

All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $22,356,183 and the total value of the collateral held by the Fund is $19,255,530. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 31, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 28 to October 31, the value of the related securities loaned was above the collateral value received.

(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,724,032 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,501,879.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$430,082,894	$—	$—
Money Market Funds	12,436,172	—	—
Repurchase Agreements	—	7,391,263	—
Total Investments	$442,519,066	$7,391,263	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.4%
46,411	Arconic, Inc.	$1,332,924
9,099	General Dynamics Corp.	1,371,583
34,384	Rockwell Collins, Inc.	2,899,259
145,911	Textron, Inc.	5,848,113

		11,451,879

	Air Freight & Logistics — 0.7%
20,037	C.H. Robinson Worldwide, Inc.	1,364,920
27,404	Expeditors International of Washington, Inc.	1,410,484
16,602	FedEx Corp.	2,894,061

		5,669,465

	Airlines — 3.9%
110,081	Alaska Air Group, Inc.	7,950,050
198,033	American Airlines Group, Inc.	8,040,140
186,423	Southwest Airlines Co.	7,466,241
138,173	United Continental Holdings, Inc. (a)	7,769,468

		31,225,899

	Auto Components — 1.4%
131,130	Goodyear Tire & Rubber (The) Co.	3,806,704
59,808	Lear Corp.	7,343,226

		11,149,930

	Automobiles — 2.1%
600,660	Ford Motor Co.	7,051,749
228,202	General Motors Co.	7,211,183
55,144	Harley-Davidson, Inc.	3,144,311

		17,407,243

	Banks — 8.7%
270,639	Bank of America Corp.	4,465,543
76,882	BB&T Corp.	3,013,774
153,504	Citigroup, Inc.	7,544,722
234,722	Citizens Financial Group, Inc.	6,182,577
29,836	Comerica, Inc.	1,554,157
283,478	Fifth Third Bancorp	6,168,481
294,116	Huntington Bancshares, Inc.	3,117,630
87,100	JPMorgan Chase & Co.	6,032,546
238,289	KeyCorp	3,364,641
24,979	M&T Bank Corp.	3,065,673
64,380	PNC Financial Services Group (The), Inc.	6,154,728
587,636	Regions Financial Corp.	6,293,582
132,419	SunTrust Banks, Inc.	5,989,311
32,917	U.S. Bancorp	1,473,365
130,984	Wells Fargo & Co.	6,026,574

		70,447,304

	Capital Markets — 4.7%
20,041	Affiliated Managers Group, Inc. (a)	2,658,639
29,067	Ameriprise Financial, Inc.	2,569,232

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
106,206	Bank of New York Mellon (The) Corp.	$4,595,534
203,822	Franklin Resources, Inc.	6,860,649
26,264	Goldman Sachs Group (The), Inc.	4,681,295
92,741	Invesco Ltd.	2,605,095
132,112	Morgan Stanley	4,435,000
24,254	Raymond James Financial, Inc.	1,458,150
60,829	State Street Corp.	4,270,804
63,692	T. Rowe Price Group, Inc.	4,076,925

		38,211,323

	Chemicals — 2.7%
107,121	Eastman Chemical Co.	7,703,071
71,906	LyondellBasell Industries N.V., Class A	5,720,122
296,401	Mosaic (The) Co.	6,974,316
13,660	PPG Industries, Inc.	1,272,156

		21,669,665

	Commercial Services & Supplies — 0.2%
17,618	Stericycle, Inc. (a)	1,411,026

	Communications Equipment — 1.5%
182,849	Cisco Systems, Inc.	5,609,807
241,062	Juniper Networks, Inc.	6,349,573

		11,959,380

	Construction & Engineering — 0.4%
56,508	Fluor Corp.	2,937,851

	Consumer Finance — 3.2%
372,366	Ally Financial, Inc.	6,728,654
45,284	American Express Co.	3,007,763
100,932	Capital One Financial Corp.	7,473,005
74,899	Discover Financial Services	4,219,061
151,268	Synchrony Financial	4,324,752

		25,753,235

	Containers & Packaging — 0.2%
29,122	WestRock Co.	1,345,145

	Diversified Financial Services — 0.7%
40,146	Berkshire Hathaway, Inc., Class B (a)	5,793,068

	Diversified Telecommunication Services — 1.5%
142,821	AT&T, Inc.	5,254,384
264,308	CenturyLink, Inc.	7,025,307

		12,279,691

	Electric Utilities — 5.9%
90,328	American Electric Power Co., Inc.	5,856,868

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
72,463	Duke Energy Corp.	$5,798,489
58,623	Edison International	4,307,618
55,200	Entergy Corp.	4,067,136
78,175	Eversource Energy	4,304,315
217,782	Exelon Corp.	7,419,833
87,666	FirstEnergy Corp.	3,006,067
47,408	PG&E Corp.	2,944,985
167,775	PPL Corp.	5,761,393
102,954	Xcel Energy, Inc.	4,277,739

		47,744,443

	Electrical Equipment — 1.4%
60,695	AMETEK, Inc.	2,676,649
88,266	Eaton Corp. PLC	5,628,723
25,901	Emerson Electric Co.	1,312,663
11,540	Rockwell Automation, Inc.	1,381,569

		10,999,604

	Electronic Equipment, Instruments & Components — 1.7%
306,553	Corning, Inc.	6,961,819
112,612	TE Connectivity Ltd.	7,079,916

		14,041,735

	Equity Real Estate Investment Trusts — 0.9%
465,637	Host Hotels & Resorts, Inc.	7,208,061

	Food & Staples Retailing — 2.3%
15,865	CVS Health Corp.	1,334,247
142,706	Kroger (The) Co.	4,421,032
17,512	Walgreens Boots Alliance, Inc.	1,448,768
80,421	Wal-Mart Stores, Inc.	5,631,078
204,584	Whole Foods Market, Inc.	5,787,681

		18,622,806

	Food Products — 2.6%
137,538	Archer-Daniels-Midland Co.	5,992,531
122,403	Bunge Ltd.	7,590,210
165,148	Mondelez International, Inc., Class A	7,421,751

		21,004,492

	Gas Utilities — 0.7%
38,942	Atmos Energy Corp.	2,896,895
64,102	UGI Corp.	2,967,282

		5,864,177

	Health Care Equipment & Supplies — 1.0%
33,385	Abbott Laboratories	1,310,027
152,310	Baxter International, Inc.	7,248,433

		8,558,460

	Health Care Providers & Services — 3.2%
25,119	Aetna, Inc.	2,696,525

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
17,477	AmerisourceBergen Corp.	$1,228,983
46,285	Anthem, Inc.	5,640,290
18,170	Cardinal Health, Inc.	1,248,097
60,053	Express Scripts Holding Co. (a)	4,047,572
8,467	McKesson Corp.	1,076,748
68,533	Quest Diagnostics, Inc.	5,581,327
34,374	Universal Health Services, Inc., Class B	4,149,286

		25,668,828

	Hotels, Restaurants & Leisure — 3.2%
148,504	Carnival Corp.	7,291,546
47,293	Darden Restaurants, Inc.	3,064,113
184,715	Hilton Worldwide Holdings, Inc.	4,174,559
153,846	Norwegian Cruise Line Holdings Ltd. (a)	5,979,994
56,511	Royal Caribbean Cruises Ltd.	4,344,001
20,969	Wyndham Worldwide Corp.	1,380,599

		26,234,812

	Household Durables — 3.7%
192,052	D.R. Horton, Inc.	5,536,859
60,278	Garmin Ltd.	2,915,044
171,232	Lennar Corp., Class A	7,138,662
21,141	Mohawk Industries, Inc. (a)	3,896,287
289,420	PulteGroup, Inc.	5,383,212
35,767	Whirlpool Corp.	5,358,612

		30,228,676

	Insurance — 9.0%
58,933	Aflac, Inc.	4,058,716
5,524	Alleghany Corp. (a)	2,851,544
41,919	Allstate (The) Corp.	2,846,300
23,792	American International Group, Inc.	1,467,966
17,813	Arch Capital Group Ltd. (a)	1,388,880
57,007	Arthur J. Gallagher & Co.	2,749,448
11,236	Chubb Ltd.	1,426,972
30,531	Everest Re Group, Ltd.	6,213,669
114,752	FNF Group	4,120,744
98,915	Hartford Financial Services Group (The), Inc.	4,363,141
90,156	Lincoln National Corp.	4,425,758
95,330	MetLife, Inc.	4,476,697
56,299	Principal Financial Group, Inc.	3,073,925
44,820	Progressive (The) Corp.	1,412,278
71,035	Prudential Financial, Inc.	6,023,058
22,098	Torchmark Corp.	1,401,234
63,291	Travelers (The) Cos., Inc.	6,846,820
164,258	Unum Group	5,814,733
215,580	XL Group Ltd.	7,480,626

		72,442,509

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 0.7%
289,853	Liberty Interactive Corp. QVC Group, Class A (a)	$5,359,382

	Internet Software & Services — 0.5%
54,727	Akamai Technologies, Inc. (a)	3,801,885

	IT Services — 2.1%
29,592	Cognizant Technology Solutions Corp., Class A (a)	1,519,549
26,664	International Business Machines Corp.	4,097,990
203,434	Western Union (The) Co.	4,082,921
715,692	Xerox Corp.	6,992,311

		16,692,771

	Machinery — 1.6%
33,051	Cummins, Inc.	4,224,579
16,542	Deere & Co.	1,460,659
39,380	Dover Corp.	2,634,128
11,247	Parker-Hannifin Corp.	1,380,569
19,084	Snap-on, Inc.	2,940,844

		12,640,779

	Media — 2.8%
25,791	CBS Corp., Class B	1,460,286
269,316	Discovery Communications, Inc., Class A (a)	7,031,841
302,969	News Corp., Class A	3,671,984
36,428	Time Warner, Inc.	3,241,728
58,292	Twenty-First Century Fox, Inc., Class A	1,531,331
152,231	Viacom, Inc., Class B	5,717,796

		22,654,966

	Metals & Mining — 0.2%
28,551	Nucor Corp.	1,394,716

	Multiline Retail — 2.5%
165,713	Kohl’s Corp.	7,249,944
156,545	Macy’s, Inc.	5,712,327
27,213	Nordstrom, Inc.	1,415,076
84,449	Target Corp.	5,804,180

		20,181,527

	Multi-Utilities — 3.2%
117,934	Ameren Corp.	5,890,803
56,249	Consolidated Edison, Inc.	4,249,612
45,217	DTE Energy Co.	4,341,284
120,281	NiSource, Inc.	2,797,736
173,154	Public Service Enterprise Group, Inc.	7,286,321
13,171	Sempra Energy	1,410,614

		25,976,370

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 5.5%
41,153	Chevron Corp.	$4,310,777
32,479	ConocoPhillips	1,411,213
33,226	Exxon Mobil Corp.	2,768,390
26,330	Hess Corp.	1,263,050
267,901	Marathon Oil Corp.	3,530,935
178,614	Marathon Petroleum Corp.	7,785,784
90,006	Phillips 66	7,303,987
91,125	Tesoro Corp.	7,742,891
136,792	Valero Energy Corp.	8,103,558

		44,220,585

	Pharmaceuticals — 0.5%
111,110	Mylan N.V. (a)	4,055,515

	Real Estate Management & Development — 0.3%
103,645	CBRE Group, Inc., Class A (a)	2,669,895

	Road & Rail — 2.4%
17,889	AMERCO	5,767,235
138,869	CSX Corp.	4,236,893
31,076	Kansas City Southern	2,727,230
43,638	Norfolk Southern Corp.	4,058,334
29,735	Union Pacific Corp.	2,622,032

		19,411,724

	Semiconductors & Semiconductor Equipment — 1.7%
153,641	Intel Corp.	5,357,462
326,208	Micron Technology, Inc. (a)	5,597,729
42,335	QUALCOMM, Inc.	2,909,261

		13,864,452

	Software — 0.6%
128,038	CA, Inc.	3,935,888
35,943	Oracle Corp.	1,380,930

		5,316,818

	Specialty Retail — 2.9%
189,889	Best Buy Co., Inc.	7,388,581
62,544	Foot Locker, Inc.	4,176,063
325,987	Gap (The), Inc.	8,993,981
39,928	Tiffany & Co.	2,931,514

		23,490,139

	Technology Hardware, Storage & Peripherals — 2.1%
37,466	Apple, Inc.	4,253,890
318,679	Hewlett Packard Enterprise Co.	7,160,717
186,734	HP, Inc.	2,705,776
49,598	Western Digital Corp.	2,898,507

		17,018,890

	Textiles, Apparel & Luxury Goods — 1.2%
38,617	Coach, Inc.	1,385,964

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
65,610	PVH Corp.	$7,018,958
25,189	VF Corp.	1,365,496

		9,770,418

	Trading Companies & Distributors — 0.2%
6,279	W.W. Grainger, Inc.	1,306,785

	Total Common Stocks — 99.9%	807,158,324
	(Cost $777,091,145)

	Money Market Funds — 0.1%
1,175,804	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (b)	1,175,804
	(Cost $1,175,804)

	Total Investments — 100.0%	808,334,128
	(Cost $778,266,949) (c)
	Net Other Assets and Liabilities — (0.0)%	(149,512)

	Net Assets — 100.0%	$808,184,616

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of October 31, 2016.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $56,563,725 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,496,546.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$807,158,324	$—	$—
Money Market Funds	1,175,804	—	—
Total Investments	$808,334,128	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 3.6%
28,895	Huntington Ingalls Industries, Inc.	$4,662,497
13,504	Lockheed Martin Corp.	3,327,116
15,131	Northrop Grumman Corp.	3,464,999
32,566	Raytheon Co.	4,448,841
20,166	TransDigm Group, Inc.	5,494,428

		21,397,881

	Air Freight & Logistics — 0.4%
20,269	United Parcel Service, Inc., Class B	2,184,187

	Banks — 0.7%
57,491	First Republic Bank	4,279,055

	Beverages — 1.6%
19,444	Constellation Brands, Inc., Class A	3,249,481
11,818	Dr Pepper Snapple Group, Inc.	1,037,502
20,187	Molson Coors Brewing Co., Class B	2,095,613
7,350	Monster Beverage Corp. (a)	1,060,899
20,378	PepsiCo, Inc.	2,184,522

		9,628,017

	Biotechnology — 3.4%
51,329	AbbVie, Inc.	2,863,131
22,946	Alkermes PLC (a)	1,156,708
19,407	Amgen, Inc.	2,739,492
14,162	Biogen, Inc. (a)	3,967,909
23,957	BioMarin Pharmaceutical, Inc. (a)	1,929,018
10,324	Celgene Corp. (a)	1,054,906
34,334	Incyte Corp. (a)	2,986,028
8,053	Regeneron Pharmaceuticals, Inc. (a)	2,778,446
12,374	Vertex Pharmaceuticals, Inc. (a)	938,692

		20,414,330

	Building Products — 1.4%
76,301	Fortune Brands Home & Security, Inc.	4,168,324
129,208	Masco Corp.	3,989,943

		8,158,267

	Capital Markets — 3.6%
10,324	CME Group, Inc.	1,033,433
12,018	Intercontinental Exchange, Inc.	3,249,547
20,470	Moody’s Corp.	2,057,644
66,016	MSCI, Inc.	5,293,823
47,933	Nasdaq, Inc.	3,066,274
15,872	Northern Trust Corp.	1,149,450
43,785	S&P Global, Inc.	5,335,202

		21,185,373

	Chemicals — 2.4%
7,178	Air Products and Chemicals, Inc.	957,689
64,819	Albemarle Corp.	5,415,627
8,865	Ecolab, Inc.	1,012,117
38,759	International Flavors & Fragrances, Inc.	5,068,902

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
8,931	Praxair, Inc.	$1,045,463
3,900	Sherwin-Williams (The) Co.	954,954

		14,454,752

	Commercial Services & Supplies — 1.7%
49,213	Cintas Corp.	5,249,551
43,936	Republic Services, Inc.	2,312,352
34,764	Waste Management, Inc.	2,282,604

		9,844,507

	Communications Equipment — 1.2%
35,567	F5 Networks, Inc. (a)	4,915,715
13,912	Palo Alto Networks, Inc. (a)	2,140,083

		7,055,798

	Construction Materials — 1.1%
18,075	Martin Marietta Materials, Inc.	3,350,744
28,465	Vulcan Materials Co.	3,222,238

		6,572,982

	Containers & Packaging — 0.7%
77,651	Crown Holdings, Inc. (a)	4,212,567

	Distributors — 0.8%
156,272	LKQ Corp. (a)	5,044,460

	Diversified Telecommunication Services — 0.3%
9,621	SBA Communications Corp., Class A (a)	1,089,867
20,760	Verizon Communications, Inc.	998,556

		2,088,423

	Electric Utilities — 0.4%
28,168	Alliant Energy Corp.	1,071,793
14,201	Pinnacle West Capital Corp.	1,081,122

		2,152,915

	Electrical Equipment — 0.8%
20,943	Acuity Brands, Inc.	4,682,227

	Electronic Equipment, Instruments & Components — 0.9%
85,357	Amphenol Corp., Class A	5,627,587

	Energy Equipment & Services — 0.6%
72,133	Halliburton Co.	3,318,118

	Equity Real Estate Investment Trusts — 4.4%
29,763	Alexandria Real Estate Equities, Inc.	3,208,749
28,566	American Tower Corp.	3,347,650
38,831	Brixmor Property Group, Inc.	987,084
22,823	Digital Realty Trust, Inc.	2,132,353
81,103	Duke Realty Corp.	2,120,843

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
58,408	HCP, Inc.	$2,000,474
21,221	National Retail Properties, Inc.	968,102
103,500	Prologis, Inc.	5,398,560
20,505	SL Green Realty Corp.	2,014,001
15,278	Ventas, Inc.	1,035,085
213,748	VEREIT, Inc.	2,009,231
14,433	Welltower, Inc.	989,093

		26,211,225

	Food Products — 2.7%
28,450	Hormel Foods Corp.	1,095,325
41,646	Ingredion, Inc.	5,462,706
23,885	J.M. Smucker (The) Co.	3,136,339
10,800	McCormick & Co., Inc.	1,035,396
74,212	Tyson Foods, Inc., Class A	5,257,920

		15,987,686

	Health Care Equipment & Supplies — 8.1%
30,832	Becton, Dickinson and Co.	5,177,001
186,266	Boston Scientific Corp. (a)	4,097,852
4,811	C. R. Bard, Inc.	1,042,448
18,059	Cooper (The) Cos., Inc.	3,179,106
56,552	Danaher Corp.	4,442,160
36,931	DexCom, Inc. (a)	2,889,481
45,964	Edwards Lifesciences Corp. (a)	4,376,692
83,373	Hologic, Inc. (a)	3,002,262
49,157	IDEXX Laboratories, Inc. (a)	5,266,681
6,116	Intuitive Surgical, Inc. (a)	4,110,441
51,309	Medtronic PLC	4,208,364
49,967	ResMed, Inc.	2,986,528
19,041	Stryker Corp.	2,196,379
6,422	Teleflex, Inc.	919,181

		47,894,576

	Health Care Providers & Services — 3.0%
48,348	Centene Corp. (a)	3,020,783
29,308	HCA Holdings, Inc. (a)	2,242,941
13,600	Henry Schein, Inc. (a)	2,029,120
40,307	Laboratory Corp. of America Holdings (a)	5,052,079
39,581	UnitedHealth Group, Inc.	5,593,983

		17,938,906

	Health Care Technology — 0.5%
52,426	Cerner Corp. (a)	3,071,115

	Hotels, Restaurants & Leisure — 0.7%
16,028	Marriott International, Inc., Class A	1,101,124
35,650	Yum! Brands, Inc.	3,075,882

		4,177,006

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 0.9%
40,246	Spectrum Brands Holdings, Inc.	$5,442,869

	Industrial Conglomerates — 0.9%
12,577	3M Co.	2,078,978
19,011	Honeywell International, Inc.	2,085,127
5,914	Roper Technologies, Inc.	1,024,955

		5,189,060

	Insurance — 1.6%
58,779	Cincinnati Financial Corp.	4,160,378
2,387	Markel Corp. (a)	2,094,425
48,139	Marsh & McLennan Cos., Inc.	3,051,531

		9,306,334

	Internet & Direct Marketing Retail — 1.9%
6,618	Amazon.com, Inc. (a)	5,227,029
10,950	Netflix, Inc. (a)	1,367,326
3,013	Priceline Group (The), Inc. (a)	4,441,855

		11,036,210

	Internet Software & Services — 2.8%
5,514	Alphabet, Inc., Class A (a)	4,465,789
34,561	Facebook, Inc., Class A (a)	4,527,145
192,326	Twitter, Inc. (a)	3,452,252
102,857	Yahoo!, Inc. (a)	4,273,708

		16,718,894

	IT Services — 6.8%
36,286	Accenture PLC, Class A	4,217,885
15,090	Alliance Data Systems Corp. (a)	3,085,452
12,235	Automatic Data Processing, Inc.	1,065,179
65,395	Broadridge Financial Solutions, Inc.	4,228,441
42,027	Fidelity National Information Services, Inc.	3,106,636
25,517	FleetCor Technologies, Inc. (a)	4,473,130
42,175	Global Payments, Inc.	3,058,531
21,780	Mastercard, Inc., Class A	2,330,896
108,204	PayPal Holdings, Inc. (a)	4,507,779
78,657	Sabre Corp.	2,031,710
22,887	Total System Services, Inc.	1,141,603
78,783	Vantiv, Inc., Class A (a)	4,597,776
26,802	Visa, Inc., Class A	2,211,433

		40,056,451

	Leisure Products — 0.2%
13,603	Hasbro, Inc.	1,134,626

	Life Sciences Tools & Services — 3.4%
12,202	Illumina, Inc. (a)	1,661,180
13,199	Mettler-Toledo International, Inc. (a)	5,333,452
68,362	Quintiles IMS Holdings, Inc. (a)	4,904,290
27,871	Thermo Fisher Scientific, Inc.	4,097,873

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
27,971	Waters Corp. (a)	$3,891,885

		19,888,680

	Machinery — 3.4%
36,992	Illinois Tool Works, Inc.	4,201,181
81,563	Ingersoll-Rand PLC	5,488,374
45,059	Stanley Black & Decker, Inc.	5,129,517
105,651	Xylem, Inc.	5,106,113

		19,925,185

	Media — 2.6%
16,421	Charter Communications, Inc., Class A (a)	4,103,444
48,799	Comcast Corp., Class A	3,016,754
99,175	Interpublic Group of Cos. (The), Inc.	2,220,528
38,087	Omnicom Group, Inc.	3,040,105
776,342	Sirius XM Holdings, Inc. (a)	3,237,346

		15,618,177

	Metals & Mining — 1.1%
99,366	Freeport-McMoRan, Inc. (a)	1,110,912
141,038	Newmont Mining Corp.	5,224,047

		6,334,959

	Multiline Retail — 0.3%
28,083	Dollar Tree, Inc. (a)	2,121,671

	Multi-Utilities — 0.9%
95,418	CenterPoint Energy, Inc.	2,175,530
14,911	SCANA Corp.	1,093,871
37,016	WEC Energy Group, Inc.	2,210,596

		5,479,997

	Oil, Gas & Consumable Fuels — 5.9%
82,247	Antero Resources Corp. (a)	2,177,078
69,409	Apache Corp.	4,128,447
74,251	Cheniere Energy, Inc. (a)	2,799,263
24,093	Cimarex Energy Co.	3,111,129
23,570	Concho Resources, Inc. (a)	2,991,976
85,318	Continental Resources, Inc. (a)	4,172,903
100,502	Devon Energy Corp.	3,808,021
51,002	Newfield Exploration Co. (a)	2,070,171
107,831	ONEOK, Inc.	5,222,255
23,879	Pioneer Natural Resources Co.	4,274,819

		34,756,062

	Pharmaceuticals — 1.2%
9,135	Johnson & Johnson	1,059,568
51,872	Merck & Co., Inc.	3,045,924
62,245	Zoetis, Inc.	2,975,311

		7,080,803

	Professional Services — 0.9%
32,940	Equifax, Inc.	4,083,572

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
13,276	Verisk Analytics, Inc. (a)	$1,082,658

		5,166,230

	Road & Rail — 0.4%
27,318	J.B. Hunt Transport Services, Inc.	2,229,422

	Semiconductors & Semiconductor Equipment — 5.8%
34,392	Analog Devices, Inc.	2,204,527
183,794	Applied Materials, Inc.	5,344,729
58,509	Lam Research Corp.	5,667,182
80,873	NVIDIA Corp.	5,754,923
99,415	Qorvo, Inc. (a)	5,532,445
29,112	Skyworks Solutions, Inc.	2,239,877
63,168	Texas Instruments, Inc.	4,475,453
59,576	Xilinx, Inc.	3,030,631

		34,249,767

	Software — 9.0%
125,088	Activision Blizzard, Inc.	5,400,049
51,054	Adobe Systems, Inc. (a)	5,488,816
61,290	Autodesk, Inc. (a)	4,430,041
77,286	CDK Global, Inc.	4,220,589
37,988	Citrix Systems, Inc. (a)	3,221,382
51,910	Electronic Arts, Inc. (a)	4,075,973
20,149	Intuit, Inc.	2,191,002
38,482	Microsoft Corp.	2,305,841
40,051	Red Hat, Inc. (a)	3,101,950
56,009	ServiceNow, Inc. (a)	4,923,751
55,170	Splunk, Inc. (a)	3,320,682
93,368	Synopsys, Inc. (a)	5,537,656
60,436	Workday, Inc., Class A (a)	5,238,593

		53,456,325

	Specialty Retail — 3.3%
1,404	AutoZone, Inc. (a)	1,041,993
17,225	Home Depot (The), Inc.	2,101,622
15,248	L Brands, Inc.	1,100,753
14,944	Lowe’s Cos., Inc.	996,018
7,913	O’Reilly Automotive, Inc. (a)	2,092,514
86,180	Ross Stores, Inc.	5,389,697
14,431	TJX (The) Cos., Inc.	1,064,286
23,285	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,666,172

		19,453,055

	Textiles, Apparel & Luxury Goods — 0.2%
42,737	Hanesbrands, Inc.	1,098,341

	Water Utilities — 0.4%
29,617	American Water Works Co., Inc.	2,192,843

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 1.0%
118,609	T-Mobile US, Inc. (a)	$5,898,426

	Total Investments — 99.9%	591,416,347
	(Cost $572,437,734) (b)
	Net Other Assets and Liabilities — 0.1%	484,967

	Net Assets — 100.0%	$591,901,314

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,924,401 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,945,788.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$591,416,347	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.6%
2,518	AAR Corp.	$81,004
3,013	Arconic, Inc.	86,533
1,189	Astronics Corp. (a)	44,017
899	B/E Aerospace, Inc.	53,509
1,210	BWX Technologies, Inc.	47,456
562	Cubic Corp.	23,997
705	Esterline Technologies Corp. (a)	51,782
591	General Dynamics Corp.	89,087
3,145	Hexcel Corp.	143,066
1,325	Moog, Inc., Class A (a)	76,943
2,232	Rockwell Collins, Inc.	188,202
5,213	Spirit AeroSystems Holdings, Inc., Class A (a)	262,527
861	Teledyne Technologies, Inc. (a)	92,713
9,473	Textron, Inc.	379,678

		1,620,514

	Air Freight & Logistics — 0.6%
2,503	Atlas Air Worldwide Holdings, Inc. (a)	104,750
1,301	C.H. Robinson Worldwide, Inc.	88,624
1,779	Expeditors International of Washington, Inc.	91,565
1,078	FedEx Corp.	187,917
608	Forward Air Corp.	25,123
1,935	Hub Group, Inc., Class A (a)	70,531

		568,510

	Airlines — 2.6%
7,147	Alaska Air Group, Inc.	516,157
12,857	American Airlines Group, Inc.	521,994
13,469	JetBlue Airways Corp. (a)	235,438
5,072	SkyWest, Inc.	152,921
12,103	Southwest Airlines Co.	484,725
5,460	Spirit Airlines, Inc. (a)	261,698
8,971	United Continental Holdings, Inc. (a)	504,439

		2,677,372

	Auto Components — 1.9%
6,224	American Axle & Manufacturing Holdings, Inc. (a)	111,534
6,600	BorgWarner, Inc.	236,544
3,523	Cooper Tire & Rubber Co.	129,470
3,437	Dana, Inc.	53,205
10,579	Gentex Corp.	178,891
3,411	Gentherm, Inc. (a)	96,020
8,513	Goodyear Tire & Rubber (The) Co.	247,132
3,883	Lear Corp.	476,755
8,452	Metaldyne Performance Group, Inc.	130,583
1,122	Standard Motor Products, Inc.	54,866
3,675	Superior Industries International, Inc.	90,038
2,391	Tenneco, Inc. (a)	131,672

		1,936,710

Shares	Description	Value

	Common Stocks (Continued)
	Automobiles — 1.1%
38,996	Ford Motor Co.	$457,813
14,815	General Motors Co.	468,154
3,580	Harley-Davidson, Inc.	204,132

		1,130,099

	Banks — 8.2%
2,209	1st Source Corp.	76,343
7,112	Associated Banc-Corp.	144,374
362	BancFirst Corp.	25,955
2,002	BancorpSouth, Inc.	47,047
17,571	Bank of America Corp.	289,922
4,613	BankUnited, Inc.	134,423
601	Banner Corp.	27,129
4,991	BB&T Corp.	195,647
2,846	Berkshire Hills Bancorp, Inc.	84,099
673	BOK Financial Corp. (b)	47,797
4,177	Boston Private Financial Holdings, Inc.	54,928
4,396	Brookline Bancorp, Inc.	56,269
819	Capital Bank Financial Corp., Class A	26,822
3,018	Cathay General Bancorp	90,389
6,397	CIT Group, Inc.	232,403
9,966	Citigroup, Inc.	489,829
15,239	Citizens Financial Group, Inc.	401,395
1,638	Columbia Banking System, Inc.	54,087
1,937	Comerica, Inc.	100,898
646	Cullen/Frost Bankers, Inc.	49,090
2,530	East West Bancorp, Inc.	99,960
7,551	F.N.B. Corp.	98,692
18,404	Fifth Third Bancorp	400,471
20,610	First BanCorp (a)	105,729
474	First Citizens BancShares, Inc., Class A	137,934
2,605	First Commonwealth Financial Corp.	26,467
2,003	First Merchants Corp.	56,384
1,358	First Midwest Bancorp, Inc.	26,223
6,397	Fulton Financial Corp.	95,315
1,432	Hancock Holding Co.	48,044
2,971	Heartland Financial USA, Inc.	111,264
1,170	Hilltop Holdings, Inc. (a)	28,899
19,095	Huntington Bancshares, Inc.	202,407
1,384	IBERIABANK Corp.	90,860
2,648	International Bancshares Corp.	81,691
5,655	JPMorgan Chase & Co.	391,665
15,470	KeyCorp	218,436
1,622	M&T Bank Corp.	199,068
800	NBT Bancorp, Inc.	26,968
5,609	Old National Bancorp	82,452
2,230	Opus Bank	44,712
5,871	People’s United Financial, Inc.	95,345
4,180	PNC Financial Services Group (The), Inc.	399,608
6,076	Popular, Inc.	220,559

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
2,538	Prosperity Bancshares, Inc.	$140,783
38,151	Regions Financial Corp.	408,597
1,848	S&T Bancorp, Inc.	58,009
350	South State Corp.	25,673
2,348	State Bank Financial Corp.	51,773
8,597	SunTrust Banks, Inc.	388,842
420	SVB Financial Group (a)	51,353
1,428	Synovus Financial Corp.	47,224
12,803	TCF Financial Corp.	183,083
479	Texas Capital Bancshares, Inc. (a)	28,405
1,944	Trustmark Corp.	53,810
2,137	U.S. Bancorp	95,652
781	UMB Financial Corp.	48,461
12,343	Umpqua Holdings Corp.	188,601
2,549	United Community Banks, Inc.	54,982
4,773	Valley National Bancorp	47,062
1,222	Webster Financial Corp.	49,369
8,504	Wells Fargo & Co.	391,269
1,630	WesBanco, Inc.	53,643
1,671	Wintrust Financial Corp.	90,150
4,491	Zions Bancorporation	144,655

		8,519,395

	Beverages — 0.1%
345	Boston Beer (The) Co., Inc., Class A (a)	53,561

	Biotechnology — 0.4%
2,186	AMAG Pharmaceuticals, Inc. (a)	56,180
4,545	Insys Therapeutics, Inc. (a) (b)	49,131
5,208	Myriad Genetics, Inc. (a)	102,650
1,967	United Therapeutics Corp. (a)	236,178

		444,139

	Building Products — 0.5%
4,636	Griffon Corp.	77,421
4,349	Owens Corning	212,144
8,983	USG Corp. (a)	226,192

		515,757

	Capital Markets — 2.9%
1,301	Affiliated Managers Group, Inc. (a)	172,591
1,887	Ameriprise Financial, Inc.	166,792
6,895	Bank of New York Mellon (The) Corp.	298,347
13,233	Franklin Resources, Inc.	445,423
1,705	Goldman Sachs Group (The), Inc.	303,899
6,021	Invesco Ltd.	169,130
9,945	Janus Capital Group, Inc.	127,495
8,626	KCG Holdings, Inc., Class A (a)	110,068
3,105	LPL Financial Holdings, Inc.	96,131
8,577	Morgan Stanley	287,930
1,575	Raymond James Financial, Inc.	94,689
3,949	State Street Corp.	277,259
1,208	Stifel Financial Corp. (a)	47,281

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
4,135	T. Rowe Price Group, Inc.	$264,681
7,377	Waddell & Reed Financial, Inc., Class A	115,966
2,555	WisdomTree Investments, Inc. (b)	21,922

		2,999,604

	Chemicals — 2.6%
3,680	A. Schulman, Inc.	105,800
2,658	Cabot Corp.	138,588
7,629	CF Industries Holdings, Inc.	183,172
6,955	Eastman Chemical Co.	500,134
1,904	Ferro Corp. (a)	24,676
2,998	H.B. Fuller Co.	126,126
8,563	Huntsman Corp.	145,143
570	Ingevity Corp. (a)	23,598
1,373	Innophos Holdings, Inc.	62,938
1,762	Innospec, Inc.	106,160
4,668	LyondellBasell Industries N.V., Class A	371,339
19,243	Mosaic (The) Co.	452,788
2,747	PolyOne Corp.	80,295
887	PPG Industries, Inc.	82,606
248	Quaker Chemical Corp.	26,660
1,085	Stepan Co.	77,068
4,340	Westlake Chemical Corp.	224,769

		2,731,860

	Commercial Services & Supplies — 1.0%
662	ABM Industries, Inc.	25,871
13,897	ACCO Brands Corp. (a)	154,257
1,936	Clean Harbors, Inc. (a)	91,611
1,708	Covanta Holding Corp.	25,620
3,501	HNI Corp.	142,351
4,725	Interface, Inc.	74,891
3,380	McGrath RentCorp	101,738
5,115	Pitney Bowes, Inc.	91,251
985	R.R. Donnelley & Sons Co.	17,484
7,716	Steelcase, Inc., Class A	103,009
1,144	Stericycle, Inc. (a)	91,623
598	UniFirst Corp.	73,255

		992,961

	Communications Equipment — 1.2%
1,373	ADTRAN, Inc.	24,920
20,126	Brocade Communications Systems, Inc.	213,336
11,871	Cisco Systems, Inc.	364,202
3,057	EchoStar Corp., Class A (a)	142,884
8,733	Infinera Corp. (a)	68,118
2,103	Ixia (a)	25,131
15,650	Juniper Networks, Inc.	412,221

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
506	Plantronics, Inc.	$26,165

		1,276,977

	Construction & Engineering — 1.0%
4,686	AECOM (a)	130,505
1,558	EMCOR Group, Inc.	94,197
3,669	Fluor Corp.	190,751
1,796	Jacobs Engineering Group, Inc. (a)	92,638
7,083	KBR, Inc.	104,899
3,828	Primoris Services Corp.	76,675
8,296	Quanta Services, Inc. (a)	238,510
6,240	Tutor Perini Corp. (a)	118,872

		1,047,047

	Consumer Finance — 2.4%
24,175	Ally Financial, Inc.	436,842
2,940	American Express Co.	195,275
6,553	Capital One Financial Corp.	485,184
4,863	Discover Financial Services	273,933
3,420	Green Dot Corp., Class A (a)	75,924
12,838	Navient Corp.	164,070
2,655	Nelnet, Inc., Class A	104,023
3,001	OneMain Holdings, Inc. (a)	85,048
2,283	PRA Group, Inc. (a)	72,828
19,096	Santander Consumer USA Holdings, Inc. (a)	232,971
12,434	SLM Corp. (a)	87,660
9,821	Synchrony Financial	280,782

		2,494,540

	Containers & Packaging — 0.6%
910	Bemis Co., Inc.	44,335
9,959	Graphic Packaging Holding Co.	124,487
530	Greif, Inc., Class A	24,836
5,051	Owens-Illinois, Inc. (a)	97,484
1,715	Packaging Corp. of America	141,488
1,758	Sonoco Products Co.	88,410
1,891	WestRock Co.	87,345

		608,385

	Diversified Consumer Services — 0.2%
2,324	DeVry Education Group, Inc.	52,755
6,018	H&R Block, Inc.	138,233
1,960	Houghton Mifflin Harcourt Co. (a)	24,794

		215,782

	Diversified Financial Services — 0.5%
2,606	Berkshire Hathaway, Inc., Class B (a)	376,046
2,439	Leucadia National Corp.	45,536
1,611	Voya Financial, Inc.	49,216

		470,798

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 1.1%
9,272	AT&T, Inc.	$341,117
404	ATN International, Inc.	27,326
17,160	CenturyLink, Inc.	456,113
44,655	Frontier Communications Corp.	179,513
9,724	Iridium Communications, Inc. (a) (b)	79,251

		1,083,320

	Electric Utilities — 3.7%
5,864	American Electric Power Co., Inc.	380,222
4,705	Duke Energy Corp.	376,494
3,806	Edison International	279,665
3,584	Entergy Corp.	264,069
5,075	Eversource Energy	279,429
14,139	Exelon Corp.	481,716
5,692	FirstEnergy Corp.	195,179
8,509	Great Plains Energy, Inc.	241,996
4,667	Hawaiian Electric Industries, Inc.	137,677
2,937	OGE Energy Corp.	91,164
1,549	Otter Tail Corp.	55,687
3,078	PG&E Corp.	191,205
1,419	PNM Resources, Inc.	46,614
4,362	Portland General Electric Co.	190,358
10,892	PPL Corp.	374,031
6,684	Xcel Energy, Inc.	277,720

		3,863,226

	Electrical Equipment — 1.2%
3,940	AMETEK, Inc.	173,754
5,730	Eaton Corp. PLC	365,402
1,681	Emerson Electric Co.	85,193
2,915	Encore Wire Corp.	99,547
671	EnerSys	43,702
431	Hubbell, Inc.	45,048
3,123	Regal Beloit Corp.	184,570
749	Rockwell Automation, Inc.	89,670
3,593	Sensata Technologies Holding N.V. (a)	128,378

		1,215,264

	Electronic Equipment, Instruments & Components — 3.1%
831	Anixter International, Inc. (a)	54,638
3,630	Arrow Electronics, Inc. (a)	221,866
5,655	Avnet, Inc.	237,227
10,103	AVX Corp.	141,644
5,369	Benchmark Electronics, Inc. (a)	135,030
19,902	Corning, Inc.	451,974
3,241	II-VI, Inc. (a)	90,100
3,293	Insight Enterprises, Inc. (a)	94,805
8,514	Jabil Circuit, Inc.	181,689
7,327	Keysight Technologies, Inc. (a)	240,326
2,255	Methode Electronics, Inc.	70,356
1,164	MTS Systems Corp.	55,348
402	OSI Systems, Inc. (a)	28,192

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,686	Plexus Corp. (a)	$77,236
877	Rogers Corp. (a)	47,735
4,706	Sanmina Corp. (a)	130,121
2,936	ScanSource, Inc. (a)	102,760
814	SYNNEX Corp.	83,468
7,311	TE Connectivity Ltd.	459,643
2,193	Tech Data Corp. (a)	168,905
9,360	TTM Technologies, Inc. (a)	123,084
3,404	VeriFone Systems, Inc. (a)	52,694

		3,248,841

	Energy Equipment & Services — 0.7%
2,403	Dril-Quip, Inc. (a)	114,142
690	Helmerich & Payne, Inc.	43,546
15,741	McDermott International, Inc. (a)	80,909
8,441	Oceaneering International, Inc.	200,896
833	Oil States International, Inc. (a)	24,365
2,076	Patterson-UTI Energy, Inc.	46,668
442	SEACOR Holdings, Inc. (a)	21,795
21,783	Transocean Ltd. (a)	209,335

		741,656

	Equity Real Estate Investment Trusts — 3.3%
6,518	Care Capital Properties, Inc.	173,183
8,828	CBL & Associates Properties, Inc.	94,460
6,959	Chatham Lodging Trust	123,174
5,850	Chesapeake Lodging Trust	127,004
4,148	Columbia Property Trust, Inc.	87,440
16,742	CoreCivic, Inc.	241,922
14,721	DiamondRock Hospitality Co.	134,697
6,147	Equity Commonwealth (a)	185,701
7,812	GEO Group (The), Inc.	187,176
7,434	Hersha Hospitality Trust	132,474
30,230	Host Hotels & Resorts, Inc.	467,960
2,954	InfraREIT, Inc.	49,095
13,254	Investors Real Estate Trust	80,452
2,450	iStar, Inc. (a)	27,269
9,728	LaSalle Hotel Properties	231,040
5,036	Pebblebrook Hotel Trust	122,274
5,250	Rayonier, Inc.	140,805
11,042	RLJ Lodging Trust	217,748
10,180	Summit Hotel Properties, Inc.	132,238
18,155	Sunstone Hotel Investors, Inc.	228,027
3,471	Tier REIT, Inc.	51,197
8,825	Xenia Hotels & Resorts, Inc.	137,758

		3,373,094

	Food & Staples Retailing — 2.0%
1,160	Casey’s General Stores, Inc.	131,068
1,030	CVS Health Corp.	86,623
9,265	Kroger (The) Co.	287,030
554	PriceSmart, Inc.	50,386

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
6,176	Smart & Final Stores, Inc. (a)	$74,112
3,706	SpartanNash Co.	103,768
15,804	SUPERVALU, Inc. (a)	67,799
5,799	United Natural Foods, Inc. (a)	242,050
3,934	US Foods Holding Corp. (a)	88,908
1,137	Walgreens Boots Alliance, Inc.	94,064
5,221	Wal-Mart Stores, Inc.	365,575
2,022	Weis Markets, Inc.	112,484
13,282	Whole Foods Market, Inc.	375,748

		2,079,615

	Food Products — 2.6%
8,929	Archer-Daniels-Midland Co.	389,036
7,947	Bunge Ltd.	492,793
2,781	Cal-Maine Foods, Inc. (b)	107,486
17,188	Darling Ingredients, Inc. (a)	233,757
6,535	Dean Foods Co.	119,329
12,286	Flowers Foods, Inc. (b)	190,679
2,326	Fresh Del Monte Produce, Inc.	140,374
3,916	Hain Celestial Group (The), Inc. (a)	142,425
390	J&J Snack Foods Corp.	47,638
10,722	Mondelez International, Inc., Class A	481,847
8,796	Pilgrim’s Pride Corp.	192,105
1,113	Sanderson Farms, Inc.	100,148

		2,637,617

	Gas Utilities — 0.5%
2,528	Atmos Energy Corp.	188,058
1,413	New Jersey Resources Corp.	47,971
2,186	Spire, Inc.	137,281
4,162	UGI Corp.	192,659

		565,969

	Health Care Equipment & Supplies — 0.6%
2,167	Abbott Laboratories	85,033
9,888	Baxter International, Inc.	470,570
656	CONMED Corp.	26,240
1,082	Merit Medical Systems, Inc. (a)	23,750

		605,593

	Health Care Providers & Services — 2.9%
4,153	Aceto Corp.	76,124
1,631	Aetna, Inc.	175,088
4,254	Air Methods Corp. (a)	112,518
1,135	AmerisourceBergen Corp.	79,813
3,005	Anthem, Inc.	366,189
1,180	Cardinal Health, Inc.	81,054
329	Chemed Corp.	46,527
1,440	Civitas Solutions, Inc. (a)	24,624
2,662	Ensign Group (The), Inc.	49,167
3,899	Express Scripts Holding Co. (a)	262,793
13,108	Kindred Healthcare, Inc.	129,114

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
1,453	LHC Group, Inc. (a)	$49,794
3,920	LifePoint Health, Inc. (a)	234,612
1,995	Magellan Health, Inc. (a)	102,643
550	McKesson Corp.	69,943
1,402	MEDNAX, Inc. (a)	85,873
1,624	National HealthCare Corp.	105,073
2,674	Owens & Minor, Inc.	86,771
1,011	Patterson Cos., Inc.	43,180
2,809	PharMerica Corp. (a)	66,854
4,449	Quest Diagnostics, Inc.	362,327
7,939	Select Medical Holdings Corp. (a)	103,207
2,050	Tenet Healthcare Corp. (a)	40,406
2,232	Universal Health Services, Inc., Class B	269,425

		3,023,119

	Hotels, Restaurants & Leisure — 2.7%
246	Biglari Holdings, Inc. (a)	107,792
1,525	Bloomin’ Brands, Inc.	26,382
990	Buffalo Wild Wings, Inc. (a)	144,194
9,641	Carnival Corp.	473,373
2,783	Cheesecake Factory (The), Inc.	148,028
3,070	Darden Restaurants, Inc.	198,905
2,013	Dave & Buster’s Entertainment, Inc. (a)	83,238
11,992	Hilton Worldwide Holdings, Inc.	271,019
1,089	Hyatt Hotels Corp., Class A (a)	55,310
13,524	ILG, Inc.	221,523
4,009	International Speedway Corp., Class A	131,896
2,351	La Quinta Holdings, Inc. (a)	23,534
731	Marriott Vacations Worldwide Corp.	46,477
9,988	Norwegian Cruise Line Holdings Ltd. (a)	388,234
3,669	Royal Caribbean Cruises Ltd.	282,036
1,950	SeaWorld Entertainment, Inc. (b)	27,320
8,600	Wendy’s (The) Co.	93,224
1,361	Wyndham Worldwide Corp.	89,608

		2,812,093

	Household Durables — 3.1%
6,944	CalAtlantic Group, Inc.	224,430
12,469	D.R. Horton, Inc.	359,481
2,522	Ethan Allen Interiors, Inc.	77,425
3,913	Garmin Ltd.	189,233
2,200	Harman International Industries, Inc.	175,362
6,648	KB Home	96,662
4,364	La-Z-Boy, Inc.	102,118
11,117	Lennar Corp., Class A	463,468
3,057	M.D.C. Holdings, Inc.	72,481
3,861	Meritage Homes Corp. (a)	119,498
1,373	Mohawk Industries, Inc. (a)	253,044
18,790	PulteGroup, Inc.	349,494

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
6,221	Toll Brothers, Inc. (a)	$170,704
3,228	TopBuild Corp. (a)	97,260
1,421	Tupperware Brands Corp.	84,578
2,322	Whirlpool Corp.	347,882

		3,183,120

	Independent Power and Renewable Electricity Producers — 0.2%
11,022	Calpine Corp. (a)	131,162
7,899	NRG Yield, Inc., Class C	121,644

		252,806

	Industrial Conglomerates — 0.1%
1,358	Carlisle Cos., Inc.	142,386

	Insurance — 8.9%
3,826	Aflac, Inc.	263,497
359	Alleghany Corp. (a)	185,319
2,298	Allied World Assurance Co. Holdings AG	98,768
2,722	Allstate (The) Corp.	184,824
7,285	Ambac Financial Group, Inc. (a)	134,408
3,022	American Equity Investment Life Holding Co.	54,184
619	American Financial Group, Inc.	46,115
1,545	American International Group, Inc.	95,327
762	American National Insurance Co.	89,276
6,924	AmTrust Financial Services, Inc.	182,724
1,156	Arch Capital Group Ltd. (a)	90,133
1,900	Argo Group International Holdings Ltd.	105,640
3,701	Arthur J. Gallagher & Co.	178,499
4,984	Aspen Insurance Holdings Ltd.	240,478
1,510	Assurant, Inc.	121,585
8,368	Assured Guaranty Ltd.	250,120
4,274	Axis Capital Holdings Ltd.	243,490
729	Chubb Ltd.	92,583
15,207	CNO Financial Group, Inc.	229,322
4,491	Employers Holdings, Inc.	140,793
3,548	Endurance Specialty Holdings Ltd.	326,239
1,129	Enstar Group Ltd. (a)	190,349
1,982	Everest Re Group, Ltd.	403,377
838	FBL Financial Group, Inc., Class A	53,045
4,729	First American Financial Corp.	184,715
7,450	FNF Group	267,530
5,300	Genworth Financial, Inc., Class A (a)	21,942
1,847	Hanover Insurance Group (The), Inc.	140,723
6,422	Hartford Financial Services Group (The), Inc.	283,274
1,462	Horace Mann Educators Corp.	52,559
954	Infinity Property & Casualty Corp.	78,180
669	Kemper Corp.	25,121
5,853	Lincoln National Corp.	287,324
10,557	Maiden Holdings Ltd.	144,103
6,189	MetLife, Inc.	290,635

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
553	Navigators Group (The), Inc.	$51,540
10,543	Old Republic International Corp.	177,755
3,655	Principal Financial Group, Inc.	199,563
885	ProAssurance Corp.	47,171
2,910	Progressive (The) Corp.	91,694
4,612	Prudential Financial, Inc.	391,051
1,291	Reinsurance Group of America, Inc.	139,247
1,546	RenaissanceRe Holdings Ltd.	192,152
797	Safety Insurance Group, Inc.	53,957
3,495	Selective Insurance Group, Inc.	129,140
1,435	Torchmark Corp.	90,993
4,109	Travelers (The) Cos., Inc.	444,512
1,864	United Fire Group, Inc.	73,665
4,253	Universal Insurance Holdings, Inc.	90,589
10,664	Unum Group	377,506
4,661	Validus Holdings Ltd.	238,177
1,608	W. R. Berkley Corp.	91,817
112	White Mountains Insurance Group Ltd.	92,929
13,996	XL Group Ltd.	485,661

		9,235,320

	Internet & Direct Marketing Retail — 0.4%
2,334	HSN, Inc.	87,992
18,818	Liberty Interactive Corp. QVC Group, Class A (a)	347,945

		435,937

	Internet Software & Services — 0.3%
3,553	Akamai Technologies, Inc. (a)	246,827
4,566	Web.com Group, Inc. (a)	73,512

		320,339

	IT Services — 1.9%
871	Blackhawk Network Holdings, Inc. (a)	30,006
1,469	Booz Allen Hamilton Holding Corp.	44,761
1,381	CACI International, Inc., Class A (a)	135,131
1,921	Cognizant Technology Solutions Corp., Class A (a)	98,643
1,181	DST Systems, Inc.	113,565
1,731	International Business Machines Corp.	266,037
2,092	ManTech International Corp., Class A	81,232
5,038	NeuStar, Inc., Class A (a)	113,103
3,810	Sykes Enterprises, Inc. (a)	101,879
4,432	Syntel, Inc.	89,083
1,848	TeleTech Holdings, Inc.	51,929
1,498	Teradata Corp. (a)	40,386
2,171	Virtusa Corp. (a)	41,119
13,208	Western Union (The) Co.	265,085

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
46,465	Xerox Corp.	$453,963

		1,925,922

	Leisure Products — 0.5%
1,904	Brunswick Corp.	82,824
2,264	Callaway Golf Co.	23,116
2,399	Polaris Industries, Inc.	183,787
1,365	Sturm Ruger & Co., Inc.	83,948
4,660	Vista Outdoor, Inc. (a)	180,202

		553,877

	Life Sciences Tools & Services — 0.1%
669	PAREXEL International Corp. (a)	38,976
828	PerkinElmer, Inc.	42,137
1,638	VWR Corp. (a)	45,061

		126,174

	Machinery — 3.1%
3,767	AGCO Corp.	192,418
1,627	Alamo Group, Inc.	105,625
3,230	American Railcar Industries, Inc.	118,799
1,945	Barnes Group, Inc.	77,489
4,229	Briggs & Stratton Corp.	78,744
1,429	CLARCOR, Inc.	88,898
2,955	Colfax Corp. (a)	93,940
2,211	Crane Co.	150,370
2,146	Cummins, Inc.	274,302
1,074	Deere & Co.	94,834
1,244	Donaldson Co., Inc.	45,431
2,557	Dover Corp.	171,038
5,947	Federal Signal Corp.	73,029
963	Flowserve Corp.	40,783
646	Franklin Electric Co., Inc.	23,547
3,795	Greenbrier (The) Cos., Inc. (b)	119,543
831	Hillenbrand, Inc.	25,221
1,311	Hyster-Yale Materials Handling, Inc.	76,313
5,183	ITT, Inc.	182,545
4,815	Meritor, Inc. (a)	49,498
1,647	Milacron Holdings Corp. (a)	23,980
1,653	Mueller Industries, Inc.	50,069
2,488	Oshkosh Corp.	133,108
730	Parker-Hannifin Corp.	89,608
1,239	Snap-on, Inc.	190,930
283	Standex International Corp.	21,621
815	Sun Hydraulics Corp.	23,985
406	Tennant Co.	25,558
1,828	Terex Corp.	43,653
5,286	Timken (The) Co.	174,702
9,603	Trinity Industries, Inc.	205,024
9,408	Wabash National Corp. (a)	105,840
569	Wabtec Corp.	43,989

		3,214,434

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Marine — 0.3%
3,736	Kirby Corp. (a)	$220,237
1,978	Matson, Inc.	79,002

		299,239

	Media — 2.1%
1,674	CBS Corp., Class B	94,782
2,426	Cinemark Holdings, Inc.	96,555
17,485	Discovery Communications, Inc., Class A (a)	456,533
11,509	Gannett Co., Inc.	89,425
2,700	John Wiley & Sons, Inc., Class A	139,320
672	Loral Space & Communications, Inc. (a)	26,074
8,643	New Media Investment Group, Inc.	124,459
19,670	News Corp., Class A	238,400
2,723	Scholastic Corp.	104,155
8,498	TEGNA, Inc.	166,731
2,365	Time Warner, Inc.	210,461
3,785	Twenty-First Century Fox, Inc., Class A	99,432
9,883	Viacom, Inc., Class B	371,205

		2,217,532

	Metals & Mining — 0.6%
637	Carpenter Technology Corp.	20,136
4,871	Commercial Metals Co.	76,523
1,890	Compass Minerals International, Inc.	135,796
912	Kaiser Aluminum Corp.	66,111
1,854	Nucor Corp.	90,568
2,579	Reliance Steel & Aluminum Co.	177,384

		566,518

	Mortgage Real Estate Investment Trusts — 0.5%
11,365	Capstead Mortgage Corp.	108,081
31,044	MFA Financial, Inc.	226,932
1,529	MTGE Investment Corp.	26,069
5,062	PennyMac Mortgage Investment Trust	77,044
2,062	Starwood Property Trust, Inc.	45,859

		483,985

	Multiline Retail — 1.6%
3,890	Big Lots, Inc.	168,826
2,126	Dillard’s, Inc., Class A	130,324
10,759	Kohl’s Corp.	470,706
10,163	Macy’s, Inc.	370,848
1,767	Nordstrom, Inc.	91,884
5,483	Target Corp.	376,846

		1,609,434

	Multi-Utilities — 2.1%
7,657	Ameren Corp.	382,467
4,445	Avista Corp.	184,023
3,652	Consolidated Edison, Inc.	275,909

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
2,936	DTE Energy Co.	$281,886
7,809	NiSource, Inc.	181,637
2,422	NorthWestern Corp.	139,386
11,242	Public Service Enterprise Group, Inc.	473,063
855	Sempra Energy	91,571
2,775	Vectren Corp.	139,610

		2,149,552

	Oil, Gas & Consumable Fuels — 3.6%
2,672	Chevron Corp.	279,892
2,109	ConocoPhillips	91,636
7,783	CVR Energy, Inc. (b)	103,203
4,561	Delek US Holdings, Inc.	77,081
2,157	Exxon Mobil Corp.	179,721
1,003	Green Plains, Inc.	26,078
1,709	Hess Corp.	81,981
17,393	Marathon Oil Corp.	229,240
11,596	Marathon Petroleum Corp.	505,470
9,344	Oasis Petroleum, Inc. (a)	98,019
12,674	Overseas Shipholding Group, Inc., Class A	111,024
2,367	PBF Energy, Inc., Class A	51,601
5,843	Phillips 66	474,159
743	SemGroup Corp., Class A	23,962
1,891	Targa Resources Corp.	83,015
5,916	Tesoro Corp.	502,682
8,881	Valero Energy Corp.	526,110
5,063	Western Refining, Inc.	146,067
2,008	World Fuel Services Corp.	80,822

		3,671,763

	Paper & Forest Products — 0.5%
4,219	Boise Cascade Co. (a)	81,216
1,657	Clearwater Paper Corp. (a)	87,987
4,168	KapStone Paper and Packaging Corp.	75,607
6,179	P.H. Glatfelter Co.	137,297
2,779	Schweitzer-Mauduit International, Inc.	102,573

		484,680

	Personal Products — 0.1%
749	Herbalife Ltd. (a) (b)	45,449
387	USANA Health Sciences, Inc. (a)	49,730

		95,179

	Pharmaceuticals — 0.3%
1,960	Impax Laboratories, Inc. (a)	39,396
2,017	Lannett Co., Inc. (a) (b)	44,172
7,214	Mylan N.V. (a)	263,311

		346,879

	Professional Services — 0.7%
1,203	FTI Consulting, Inc. (a)	46,869
1,320	Huron Consulting Group, Inc. (a)	73,986

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
1,779	ICF International, Inc. (a)	$82,546
1,252	Korn/Ferry International	25,528
2,571	ManpowerGroup, Inc.	197,453
5,300	Navigant Consulting, Inc. (a)	124,020
1,477	On Assignment, Inc. (a)	50,823
3,680	Robert Half International, Inc.	137,706

		738,931

	Real Estate Management & Development — 0.5%
6,729	CBRE Group, Inc., Class A (a)	173,339
1,632	Jones Lang LaSalle, Inc.	158,059
2,049	Marcus & Millichap, Inc. (a)	48,008
5,388	Realogy Holdings Corp.	123,332

		502,738

	Road & Rail — 2.3%
1,161	AMERCO	374,295
1,358	Avis Budget Group, Inc. (a)	43,945
9,016	CSX Corp.	275,078
2,694	Genesee & Wyoming, Inc., Class A (a)	183,030
4,177	Heartland Express, Inc.	76,857
2,018	Kansas City Southern	177,100
6,475	Knight Transportation, Inc.	189,394
682	Landstar System, Inc.	48,524
2,833	Norfolk Southern Corp.	263,469
2,031	Old Dominion Freight Line, Inc. (a)	151,675
2,817	Ryder System, Inc.	195,471
3,673	Swift Transportation Co. (a)	82,202
1,930	Union Pacific Corp.	170,187
5,757	Werner Enterprises, Inc.	138,456

		2,369,683

	Semiconductors & Semiconductor Equipment — 1.5%
8,113	Amkor Technology, Inc. (a)	75,208
497	Cabot Microelectronics Corp.	27,464
1,806	Cree, Inc. (a)	40,274
2,511	Diodes, Inc. (a)	52,003
5,880	First Solar, Inc. (a)	238,081
9,975	Intel Corp.	347,828
21,178	Micron Technology, Inc. (a)	363,415
7,539	ON Semiconductor Corp. (a)	87,980
2,749	QUALCOMM, Inc.	188,911
10,717	Rambus, Inc. (a)	130,640
915	Synaptics, Inc. (a)	47,690

		1,599,494

	Software — 0.5%
7,189	ACI Worldwide, Inc. (a)	130,265
8,313	CA, Inc.	255,542
2,334	Oracle Corp.	89,672

		475,479

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 5.1%
5,270	Aaron’s, Inc.	$130,222
8,431	Abercrombie & Fitch Co., Class A	123,177
13,002	American Eagle Outfitters, Inc.	221,554
1,417	Asbury Automotive Group, Inc. (a)	72,196
23,965	Ascena Retail Group, Inc. (a)	117,189
3,814	AutoNation, Inc. (a)	167,320
6,979	Barnes & Noble, Inc.	71,884
5,386	Bed Bath & Beyond, Inc.	217,702
12,328	Best Buy Co., Inc.	479,682
4,460	Buckle (The), Inc. (b)	92,991
1,691	Cabela’s, Inc. (a)	104,183
4,238	Caleres, Inc.	105,992
3,259	Cato (The) Corp., Class A	96,695
2,209	Chico’s FAS, Inc.	25,779
1,638	Dick’s Sporting Goods, Inc.	91,155
5,233	DSW, Inc., Class A	108,689
11,363	Express, Inc. (a)	136,583
1,139	Finish Line (The), Inc., Class A	22,427
4,061	Foot Locker, Inc.	271,153
8,416	GameStop Corp., Class A	202,405
21,164	Gap (The), Inc.	583,915
2,460	Genesco, Inc. (a)	132,348
5,248	GNC Holdings, Inc., Class A	70,481
1,678	Group 1 Automotive, Inc.	101,133
9,169	Guess?, Inc.	123,781
2,686	Hibbett Sports, Inc. (a)	104,351
561	Lithia Motors, Inc., Class A	48,123
2,603	Murphy USA, Inc. (a)	179,034
37,525	Office Depot, Inc.	118,204
2,892	Penske Automotive Group, Inc.	129,417
1,550	Restoration Hardware Holdings, Inc. (a) (b)	44,903
1,217	Select Comfort Corp. (a)	23,354
3,116	Signet Jewelers Ltd. (b)	253,206
2,592	Tiffany & Co.	190,305
5,381	Urban Outfitters, Inc. (a)	179,994
3,637	Williams-Sonoma, Inc.	168,102

		5,309,629

	Technology Hardware, Storage & Peripherals — 1.4%
2,432	Apple, Inc.	276,129
4,323	Diebold, Inc.	94,242
20,690	Hewlett Packard Enterprise Co.	464,904
12,123	HP, Inc.	175,662
2,885	NCR Corp. (a)	101,119
4,586	Super Micro Computer, Inc. (a)	108,688
3,220	Western Digital Corp.	188,177

		1,408,921

	Textiles, Apparel & Luxury Goods — 1.4%
2,507	Coach, Inc.	89,976
1,637	Columbia Sportswear Co.	92,720
1,324	Deckers Outdoor Corp. (a)	69,100

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
4,824	Fossil Group, Inc. (a)	$131,550
4,596	G-III Apparel Group Ltd. (a)	120,048
1,165	Oxford Industries, Inc.	73,069
4,260	PVH Corp.	455,735
918	Ralph Lauren Corp.	90,056
8,112	Skechers U.S.A., Inc., Class A (a)	170,595
1,551	Steven Madden Ltd. (a)	51,803
1,635	VF Corp.	88,633
2,016	Wolverine World Wide, Inc.	43,042

		1,476,327

	Thrifts & Mortgage Finance — 0.6%
2,392	BofI Holding, Inc. (a) (b)	44,563
29,026	MGIC Investment Corp. (a)	236,852
2,524	Provident Financial Services, Inc.	57,270
17,137	Radian Group, Inc.	232,892
3,481	Washington Federal, Inc.	94,857

		666,434

	Tobacco — 0.1%
2,301	Universal Corp.	124,714

	Trading Companies & Distributors — 1.3%
8,125	Air Lease Corp.	245,863
6,745	Aircastle Ltd.	138,610
3,007	GATX Corp.	131,616
5,809	HD Supply Holdings, Inc. (a)	191,697
1,220	Kaman Corp.	53,265
1,265	MSC Industrial Direct Co., Inc., Class A	92,092
5,472	Rush Enterprises, Inc., Class A (a)	143,640
8,125	Triton International Ltd.	98,069
408	W.W. Grainger, Inc.	84,913
3,021	WESCO International, Inc. (a)	163,738

		1,343,503

	Wireless Telecommunication Services — 0.3%
8,543	Telephone and Data Systems, Inc.	220,751
3,686	United States Cellular Corp. (a)	129,194

		349,945

	Total Common Stocks — 99.8%	103,234,292
	(Cost $100,454,984)

	Money Market Funds — 0.8%
546,528	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	546,528

Shares	Description	Value

	Money Market Funds (Continued)
231,396	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	$231,396
	Total Money Market Funds — 0.8%	777,924
	(Cost $777,924)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$55,798	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $55,798. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $57,112. (d)	55,798
284,681	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $284,684. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $290,389. (d)	284,681

	Total Repurchase Agreements — 0.3%	340,479
	(Cost $340,479)

	Total Investments — 100.9%	104,352,695
	(Cost $101,573,387) (e)
	Net Other Assets and Liabilities — (0.9)%	(919,962)

	Net Assets — 100.0%	$103,432,733

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $872,436 and the total value of the collateral held by the Fund is $887,007.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,894,777 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,115,469.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$103,234,292	$—	$—
Money Market Funds	777,924	—	—
Repurchase Agreements	—	340,479	—
Total Investments	$104,012,216	$340,479	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.5%
1,203	Aerojet Rocketdyne Holdings, Inc. (a)	$21,173
1,641	Curtiss-Wright Corp.	147,066
3,920	DigitalGlobe, Inc. (a)	98,392
2,160	HEICO Corp.	145,929
1,975	Huntington Ingalls Industries, Inc.	318,686
923	Lockheed Martin Corp.	227,409
1,755	Mercury Systems, Inc. (a)	48,754
1,035	Northrop Grumman Corp.	237,015
2,226	Raytheon Co.	304,094
3,015	TASER International, Inc. (a)	67,476
1,310	TransDigm Group, Inc.	356,923

		1,972,917

	Air Freight & Logistics — 0.5%
6,010	Air Transport Services Group, Inc. (a)	79,512
1,386	United Parcel Service, Inc., Class B	149,356
5,097	XPO Logistics, Inc. (a)	167,844

		396,712

	Airlines — 0.2%
3,845	Hawaiian Holdings, Inc. (a)	173,121

	Auto Components — 0.4%
1,091	Cooper-Standard Holdings, Inc. (a)	99,576
993	Dorman Products, Inc. (a)	63,790
1,906	Drew Industries, Inc.	170,682

		334,048

	Automobiles — 0.2%
2,206	Thor Industries, Inc.	174,958

	Banks — 3.0%
2,468	Ameris Bancorp	89,588
1,212	Banc of California, Inc.	16,120
515	Bank of Hawaii Corp.	38,702
2,432	CenterState Banks, Inc.	45,430
1,712	Central Pacific Financial Corp.	43,879
1,955	Chemical Financial Corp.	83,967
1,518	Commerce Bancshares, Inc.	75,627
1,319	Community Bank System, Inc.	62,138
429	Eagle Bancorp, Inc. (a)	21,085
1,651	FCB Financial Holdings, Inc., Class A (a)	61,582
2,906	First Financial Bancorp	62,479
3,077	First Financial Bankshares, Inc. (b)	111,387
7,362	First Horizon National Corp.	113,448
3,930	First Republic Bank	292,510
742	Glacier Bancorp, Inc.	20,969
1,295	Great Western Bancorp, Inc.	41,751
1,637	Hanmi Financial Corp.	40,925
1,796	Home BancShares, Inc.	38,632
1,173	Independent Bank Corp.	64,691
1,437	Independent Bank Group, Inc.	69,407
6,224	Investors Bancorp, Inc.	76,306

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
597	Lakeland Financial Corp.	$21,994
2,727	LegacyTexas Financial Group, Inc.	93,291
2,948	MB Financial, Inc.	107,278
871	PacWest Bancorp	37,793
2,073	Pinnacle Financial Partners, Inc.	106,967
629	Renasant Corp.	21,222
831	ServisFirst Bancshares, Inc.	44,990
1,272	Simmons First National Corp., Class A	62,773
1,972	Southside Bancshares, Inc.	64,327
1,209	Sterling Bancorp	21,762
831	Tompkins Financial Corp.	65,882
1,795	TowneBank	44,516
1,611	Union Bankshares Corp.	44,995
3,983	Western Alliance Bancorp (a)	148,805

		2,357,218

	Beverages — 1.0%
291	Coca-Cola Bottling Co. Consolidated	41,118
1,329	Constellation Brands, Inc., Class A	222,103
808	Dr Pepper Snapple Group, Inc.	70,934
1,380	Molson Coors Brewing Co., Class B	143,258
502	Monster Beverage Corp. (a)	72,459
1,697	National Beverage Corp. (a)	80,166
1,393	PepsiCo, Inc.	149,330

		779,368

	Biotechnology — 3.9%
3,509	AbbVie, Inc.	195,732
1,175	ACADIA Pharmaceuticals, Inc. (a)	27,389
2,384	Acceleron Pharma, Inc. (a)	66,823
2,611	Achillion Pharmaceuticals, Inc. (a)	16,397
1,702	Aduro Biotech, Inc. (a)	18,296
1,569	Alkermes PLC (a)	79,093
1,327	Amgen, Inc.	187,319
7,876	ARIAD Pharmaceuticals, Inc. (a)	68,679
968	Biogen, Inc. (a)	271,214
1,638	BioMarin Pharmaceutical, Inc. (a)	131,892
706	Celgene Corp. (a)	72,139
2,370	Coherus Biosciences, Inc. (a)	64,819
1,368	Emergent BioSolutions, Inc. (a)	36,553
4,645	Exact Sciences Corp. (a)	72,369
8,430	Exelixis, Inc. (a)	89,274
2,054	Five Prime Therapeutics, Inc. (a)	99,681
3,694	Foundation Medicine, Inc. (a) (b)	83,854
2,194	Genomic Health, Inc. (a)	65,403
5,254	Halozyme Therapeutics, Inc. (a)	45,342
2,347	Incyte Corp. (a)	204,119
682	Intercept Pharmaceuticals, Inc. (a) (b)	84,391
6,790	Ironwood Pharmaceuticals, Inc. (a)	86,708
8,121	Keryx Biopharmaceuticals, Inc. (a) (b)	36,626
2,007	Kite Pharma, Inc. (a) (b)	88,890
5,967	Lexicon Pharmaceuticals, Inc. (a) (b)	88,491
1,442	MacroGenics, Inc. (a)	34,161
2,466	MiMedx Group, Inc. (a)	21,972

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
738	Neurocrine Biosciences, Inc. (a)	$32,302
10,588	OPKO Health, Inc. (a) (b)	99,739
551	Regeneron Pharmaceuticals, Inc. (a)	190,106
1,428	Repligen Corp. (a)	40,798
1,404	Sarepta Therapeutics, Inc. (a)	55,093
2,768	Seattle Genetics, Inc. (a)	143,106
1,795	Spark Therapeutics, Inc. (a)	84,383
846	Vertex Pharmaceuticals, Inc. (a)	64,177
4,402	Xencor, Inc. (a)	93,719

		3,141,049

	Building Products — 2.1%
3,784	A.O. Smith Corp.	170,923
1,496	AAON, Inc.	44,805
880	Advanced Drainage Systems, Inc.	16,808
542	Allegion PLC	34,601
1,071	American Woodmark Corp. (a)	80,004
5,515	Builders FirstSource, Inc. (a)	53,330
1,008	Continental Building Products, Inc. (a)	20,614
5,216	Fortune Brands Home & Security, Inc.	284,950
2,902	Gibraltar Industries, Inc. (a)	112,888
952	Lennox International, Inc.	138,887
8,833	Masco Corp.	272,763
4,350	NCI Building Systems, Inc. (a)	62,640
1,742	Patrick Industries, Inc. (a)	99,904
1,584	Ply Gem Holdings, Inc. (a)	21,701
1,444	Simpson Manufacturing Co., Inc.	61,803
1,836	Trex Co., Inc. (a)	98,795
876	Universal Forest Products, Inc.	75,327

		1,650,743

	Capital Markets — 2.3%
2,417	BGC Partners, Inc., Class A	20,762
706	CME Group, Inc.	70,671
495	Cohen & Steers, Inc.	18,404
1,914	Eaton Vance Corp.	67,105
231	FactSet Research Systems, Inc.	35,740
2,523	Federated Investors, Inc., Class B	68,121
1,060	Interactive Brokers Group, Inc., Class A	35,181
821	Intercontinental Exchange, Inc.	221,990
903	MarketAxess Holdings, Inc.	136,136
1,399	Moody’s Corp.	140,628
4,513	MSCI, Inc.	361,897
3,277	Nasdaq, Inc.	209,630
1,085	Northern Trust Corp.	78,576
2,993	S&P Global, Inc.	364,697

		1,829,538

	Chemicals — 2.6%
491	Air Products and Chemicals, Inc.	65,509
4,431	Albemarle Corp.	370,210
1,322	Axalta Coating Systems Ltd. (a)	33,209
818	Balchem Corp.	62,086
606	Ecolab, Inc.	69,187

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
2,649	International Flavors & Fragrances, Inc.	$346,436
3,077	Kraton Corp. (a)	78,863
2,643	Minerals Technologies, Inc.	177,610
175	NewMarket Corp.	70,159
3,643	Olin Corp.	79,891
2,608	Platform Specialty Products Corp. (a)	19,012
611	Praxair, Inc.	71,524
2,783	RPM International, Inc.	132,304
1,796	Scotts Miracle-Gro (The) Co., Class A	158,210
1,479	Sensient Technologies Corp.	110,200
267	Sherwin-Williams (The) Co.	65,378
3,304	Trinseo S.A.	173,295

		2,083,083

	Commercial Services & Supplies — 2.0%
2,492	Brady Corp., Class A	82,485
3,364	Cintas Corp.	358,838
3,489	Copart, Inc. (a)	183,068
1,119	Deluxe Corp.	68,483
1,889	Healthcare Services Group, Inc.	69,836
3,464	KAR Auction Services, Inc.	147,497
926	Knoll, Inc.	20,039
1,044	Matthews International Corp., Class A	62,535
1,486	MSA Safety, Inc.	86,634
654	Multi-Color Corp.	42,461
4,035	Quad/Graphics, Inc.	95,872
3,003	Republic Services, Inc.	158,048
1,276	Rollins, Inc.	39,326
2,377	Waste Management, Inc.	156,074
958	West Corp.	18,892

		1,590,088

	Communications Equipment — 1.4%
2,196	Arista Networks, Inc. (a)	186,111
2,431	F5 Networks, Inc. (a)	335,988
1,089	InterDigital, Inc.	76,938
2,581	Lumentum Holdings, Inc. (a)	86,722
1,782	NETGEAR, Inc. (a)	89,991
951	Palo Alto Networks, Inc. (a)	146,292
3,493	Ubiquiti Networks, Inc. (a)	183,138
500	ViaSat, Inc. (a)	35,330

		1,140,510

	Construction & Engineering — 0.4%
1,828	Dycom Industries, Inc. (a)	140,628
1,734	Granite Construction, Inc.	85,244
3,626	MasTec, Inc. (a)	103,522

		329,394

	Construction Materials — 0.7%
967	Eagle Materials, Inc.	78,298
1,235	Martin Marietta Materials, Inc.	228,944
2,324	Summit Materials, Inc., Class A (a)	43,552

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction Materials (Continued)
460	US Concrete, Inc. (a)	$22,954
1,946	Vulcan Materials Co.	220,287

		594,035

	Consumer Finance — 0.2%
371	Credit Acceptance Corp. (a)	68,301
10,270	LendingClub Corp. (a)	50,631

		118,932

	Containers & Packaging — 0.7%
1,441	Avery Dennison Corp.	100,567
4,262	Berry Plastics Group, Inc. (a)	186,463
5,308	Crown Holdings, Inc. (a)	287,959

		574,989

	Distributors — 0.6%
10,683	LKQ Corp. (a)	344,847
1,186	Pool Corp.	109,800

		454,647

	Diversified Consumer Services — 0.3%
559	Bright Horizons Family Solutions, Inc. (a)	37,403
524	Grand Canyon Education, Inc. (a)	22,867
6,372	LifeLock, Inc. (a)	102,589
1,408	Service Corp. International	36,045
2,050	Weight Watchers International, Inc. (a) (b)	21,074

		219,978

	Diversified Telecommunication Services — 0.6%
1,037	Cincinnati Bell, Inc. (a)	20,377
575	Cogent Communications Holdings, Inc.	21,217
838	Consolidated Communications Holdings, Inc.	20,053
6,192	ORBCOMM, Inc. (a)	55,295
657	SBA Communications Corp., Class A (a)	74,425
1,420	Verizon Communications, Inc.	68,302
10,728	Windstream Holdings, Inc. (b)	84,215
5,032	Zayo Group Holdings, Inc. (a)	161,930

		505,814

	Electric Utilities — 0.3%
1,254	ALLETE, Inc.	76,858
1,926	Alliant Energy Corp.	73,284
452	El Paso Electric Co.	20,883
374	MGE Energy, Inc.	21,860
971	Pinnacle West Capital Corp.	73,922

		266,807

	Electrical Equipment — 0.5%
1,431	Acuity Brands, Inc.	319,929

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
973	AZZ, Inc.	$51,812

		371,741

	Electronic Equipment, Instruments & Components — 1.9%
5,835	Amphenol Corp., Class A	384,702
2,167	Belden, Inc.	140,443
3,269	CDW Corp.	146,811
2,122	Cognex Corp.	109,495
1,690	Coherent, Inc. (a)	175,963
2,754	Dolby Laboratories, Inc., Class A	131,063
2,417	Fabrinet (a)	91,749
4,277	Fitbit, Inc., Class A (a) (b)	56,713
1,190	FLIR Systems, Inc.	39,175
1,934	Itron, Inc. (a)	104,243
871	Littelfuse, Inc.	121,504

		1,501,861

	Energy Equipment & Services — 0.6%
10,171	Fairmount Santrol Holdings, Inc. (a)	87,369
4,931	Halliburton Co.	226,826
6,264	Superior Energy Services, Inc.	88,698
1,852	U.S. Silica Holdings, Inc.	85,544

		488,437

	Equity Real Estate Investment Trusts — 6.1%
428	Agree Realty Corp.	20,694
2,034	Alexandria Real Estate Equities, Inc.	219,286
6,909	American Homes 4 Rent, Class A	145,849
1,953	American Tower Corp.	228,872
815	Apartment Investment & Management Co., Class A	35,917
2,393	Brandywine Realty Trust	37,092
2,654	Brixmor Property Group, Inc.	67,465
3,569	Communications Sales & Leasing, Inc.	101,467
1,319	Corporate Office Properties Trust	35,204
785	CyrusOne, Inc.	35,019
1,540	DCT Industrial Trust, Inc.	71,995
1,560	Digital Realty Trust, Inc.	145,751
3,061	Douglas Emmett, Inc.	111,727
5,545	Duke Realty Corp.	145,002
1,016	EastGroup Properties, Inc.	68,997
3,568	Empire State Realty Trust, Inc., Class A	69,826
949	EPR Properties	69,011
2,649	First Industrial Realty Trust, Inc.	69,960
1,616	Forest City Realty Trust, Inc., Class A	34,889
1,680	Franklin Street Properties Corp.	19,438
2,652	Getty Realty Corp.	60,280
936	Government Properties Income Trust	17,915

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
3,877	Gramercy Property Trust	$35,746
3,992	HCP, Inc.	136,726
1,098	Healthcare Realty Trust, Inc.	35,015
1,146	Healthcare Trust of America, Inc., Class A	35,068
717	Highwoods Properties, Inc.	35,585
3,773	Hospitality Properties Trust	103,229
3,411	Hudson Pacific Properties, Inc.	114,678
572	Lamar Advertising Co., Class A	36,293
7,257	Lexington Realty Trust	73,586
926	Liberty Property Trust	37,438
407	LTC Properties, Inc.	20,395
2,746	Mack-Cali Realty Corp.	70,517
5,061	Medical Properties Trust, Inc.	70,550
3,023	Monmouth Real Estate Investment Corp.	41,324
1,989	Monogram Residential Trust, Inc.	20,964
1,428	National Health Investors, Inc.	108,185
1,451	National Retail Properties, Inc.	66,195
5,500	New Senior Investment Group, Inc.	57,310
1,054	Omega Healthcare Investors, Inc.	33,549
3,161	Outfront Media, Inc.	67,993
918	Pennsylvania Real Estate Investment Trust	17,910
3,471	Physicians Realty Trust	68,622
1,632	Potlatch Corp.	62,669
7,075	Prologis, Inc.	369,032
658	PS Business Parks, Inc.	72,242
1,415	QTS Realty Trust, Inc., Class A	65,033
3,404	Retail Opportunity Investments Corp.	68,454
2,772	Rexford Industrial Realty, Inc.	58,378
2,520	Sabra Health Care REIT, Inc.	58,716
648	Saul Centers, Inc.	39,191
5,557	Select Income REIT	137,480
6,583	Senior Housing Properties Trust	140,020
1,402	SL Green Realty Corp.	137,704
5,608	Spirit Realty Capital, Inc.	66,791
1,760	STAG Industrial, Inc.	40,603
1,568	Terreno Realty Corp.	40,925
336	Universal Health Realty Income Trust	19,723
1,328	Urban Edge Properties	34,276
1,044	Ventas, Inc.	70,731
14,611	VEREIT, Inc.	137,343
9,057	Washington Prime Group, Inc.	95,008
986	Welltower, Inc.	67,571

		4,880,424

	Food & Staples Retailing — 0.1%
1,810	Sprouts Farmers Market, Inc. (a)	40,092

	Food Products — 2.3%
5,325	Amplify Snack Brands, Inc. (a)	77,159
3,800	B&G Foods, Inc.	161,120
3,146	Blue Buffalo Pet Products, Inc. (a)	79,028

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
970	Calavo Growers, Inc.	$57,375
1,945	Hormel Foods Corp.	74,882
2,847	Ingredion, Inc.	373,441
1,633	J.M. Smucker (The) Co.	214,429
1,132	Lancaster Colony Corp.	147,896
738	McCormick & Co., Inc.	70,752
2,235	Pinnacle Foods, Inc.	114,924
969	Post Holdings, Inc. (a)	73,867
429	TreeHouse Foods, Inc. (a)	37,529
5,073	Tyson Foods, Inc., Class A	359,422

		1,841,824

	Gas Utilities — 0.1%
352	Northwest Natural Gas Co.	20,698
604	ONE Gas, Inc.	37,013
535	Southwest Gas Corp.	38,766

		96,477

	Health Care Equipment & Supplies — 6.9%
410	Abaxis, Inc.	19,573
1,454	ABIOMED, Inc. (a)	152,656
1,994	Align Technology, Inc. (a)	171,325
901	Anika Therapeutics, Inc. (a)	39,968
2,108	Becton, Dickinson and Co.	353,954
12,733	Boston Scientific Corp. (a)	280,126
329	C. R. Bard, Inc.	71,288
1,917	Cantel Medical Corp.	136,548
1,234	Cooper (The) Cos., Inc.	217,233
1,693	Cynosure, Inc., Class A (a)	72,207
3,866	Danaher Corp.	303,674
2,524	DexCom, Inc. (a)	197,478
3,142	Edwards Lifesciences Corp. (a)	299,181
1,652	Endologix, Inc. (a)	17,280
2,857	Glaukos Corp. (a)	95,424
1,831	Halyard Health, Inc. (a)	59,233
5,699	Hologic, Inc. (a)	205,221
341	ICU Medical, Inc. (a)	47,501
3,360	IDEXX Laboratories, Inc. (a)	359,990
1,440	Inogen, Inc. (a)	77,285
2,634	Insulet Corp. (a)	97,774
1,359	Integra LifeSciences Holdings Corp. (a)	108,054
418	Intuitive Surgical, Inc. (a)	280,929
3,142	Masimo Corp. (a)	172,810
3,507	Medtronic PLC	287,644
378	Neogen Corp. (a)	19,917
1,790	Nevro Corp. (a)	164,537
2,243	NuVasive, Inc. (a)	133,974
4,314	NxStage Medical, Inc. (a)	98,100
1,008	Orthofix International N.V. (a)	36,943
1,419	Penumbra, Inc. (a)	93,583
3,415	ResMed, Inc.	204,115
4,297	Spectranetics (The) Corp. (a)	93,245
1,301	Stryker Corp.	150,070

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
439	Teleflex, Inc.	$62,834
1,788	Vascular Solutions, Inc. (a)	81,533
1,004	West Pharmaceutical Services, Inc.	76,334
4,571	Wright Medical Group N.V. (a)	100,151
2,749	Zeltiq Aesthetics, Inc. (a)	90,992

		5,530,684

	Health Care Providers & Services — 2.4%
754	Acadia Healthcare Co., Inc. (a)	27,114
909	Amedisys, Inc. (a)	39,323
1,353	AMN Healthcare Services, Inc. (a)	44,378
3,305	Centene Corp. (a)	206,496
2,669	Diplomat Pharmacy, Inc. (a)	61,841
2,003	HCA Holdings, Inc. (a)	153,290
2,279	HealthEquity, Inc. (a)	75,731
2,764	HealthSouth Corp.	110,975
930	Henry Schein, Inc. (a)	138,756
2,756	Laboratory Corp. of America Holdings (a)	345,437
1,923	Molina Healthcare, Inc. (a)	104,630
1,301	Surgical Care Affiliates, Inc. (a)	55,670
1,376	U.S. Physical Therapy, Inc.	78,294
2,705	UnitedHealth Group, Inc.	382,298
2,136	VCA, Inc. (a)	131,279

		1,955,512

	Health Care Technology — 1.0%
3,584	Cerner Corp. (a)	209,951
2,299	HealthStream, Inc. (a)	62,004
4,863	HMS Holdings Corp. (a)	102,464
2,681	Medidata Solutions, Inc. (a)	128,661
2,815	Omnicell, Inc. (a)	91,839
4,528	Veeva Systems, Inc., Class A (a)	175,913

		770,832

	Hotels, Restaurants & Leisure — 2.1%
1,070	Boyd Gaming Corp. (a)	19,110
2,964	Brinker International, Inc.	145,947
2,839	Caesars Entertainment Corp. (a)	20,157
433	Churchill Downs, Inc.	58,888
1,979	Denny’s Corp. (a)	20,522
1,231	Domino’s Pizza, Inc.	208,335
1,435	Dunkin’ Brands Group, Inc.	69,397
1,948	Jack in the Box, Inc.	182,586
1,096	Marriott International, Inc., Class A	75,295
192	Panera Bread Co., Class A (a)	36,626
2,370	Papa John's International, Inc.	178,817
3,162	Planet Fitness, Inc., Class A (a)	67,034
7,653	Scientific Games Corp., Class A (a)	94,897
697	Six Flags Entertainment Corp.	38,788
958	Texas Roadhouse, Inc.	38,818
1,191	Vail Resorts, Inc.	189,893

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,472	Wingstop, Inc.	$39,391
2,437	Yum! Brands, Inc.	210,264

		1,694,765

	Household Durables — 0.6%
871	Cavco Industries, Inc. (a)	80,480
2,405	Installed Building Products, Inc. (a)	79,485
2,451	iRobot Corp. (a)	124,266
46	NVR, Inc. (a)	70,058
6,544	TRI Pointe Group, Inc. (a)	70,872
1,159	Universal Electronics, Inc. (a)	81,304

		506,465

	Household Products — 0.8%
4,347	Central Garden & Pet Co., Class A (a)	101,459
9,522	HRG Group, Inc. (a)	143,211
2,751	Spectrum Brands Holdings, Inc.	372,045

		616,715

	Independent Power and Renewable Electricity Producers — 0.3%
1,708	Dynegy, Inc. (a)	18,190
3,860	Ormat Technologies, Inc.	186,168
941	Pattern Energy Group, Inc.	21,031

		225,389

	Industrial Conglomerates — 0.4%
860	3M Co.	142,158
1,299	Honeywell International, Inc.	142,475
404	Roper Technologies, Inc.	70,017

		354,650

	Insurance — 1.3%
1,982	Brown & Brown, Inc.	73,057
4,018	Cincinnati Financial Corp.	284,394
1,753	James River Group Holdings Ltd.	65,983
163	Markel Corp. (a)	143,021
3,291	Marsh & McLennan Cos., Inc.	208,616
5,536	MBIA, Inc. (a)	42,627
2,854	National General Holdings Corp.	58,650
2,115	Primerica, Inc.	115,690
547	RLI Corp.	30,490

		1,022,528

	Internet & Direct Marketing Retail — 1.3%
453	Amazon.com, Inc. (a)	357,788
6,040	Etsy, Inc. (a)	78,399
749	Netflix, Inc. (a)	93,528
2,905	Nutrisystem, Inc.	92,089
206	Priceline Group (The), Inc. (a)	303,691
966	Shutterfly, Inc. (a)	47,334
1,096	Wayfair, Inc., Class A (a) (b)	36,530

		1,009,359

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services — 3.8%
2,253	2U, Inc. (a)	$78,540
2,989	Alarm.com Holdings, Inc. (a) (b)	87,219
377	Alphabet, Inc., Class A (a)	305,332
1,590	Benefitfocus, Inc. (a)	51,675
1,847	Cimpress N.V. (a)	153,763
4,067	Cornerstone OnDemand, Inc. (a)	167,967
345	CoStar Group, Inc. (a)	64,556
2,417	Endurance International Group Holdings, Inc. (a)	17,765
1,742	Envestnet, Inc. (a)	61,580
2,362	Facebook, Inc., Class A (a)	309,398
4,347	GrubHub, Inc. (a)	165,664
4,582	GTT Communications, Inc. (a)	103,095
1,122	j2 Global, Inc.	79,830
1,193	LogMeIn, Inc.	113,335
2,251	New Relic, Inc. (a)	82,049
2,701	NIC, Inc.	61,988
10,433	Pandora Media, Inc. (a)	118,206
1,505	Q2 Holdings, Inc. (a)	42,291
4,769	Quotient Technology, Inc. (a)	50,551
1,692	Shutterstock, Inc. (a)	99,811
865	SPS Commerce, Inc. (a)	53,959
457	Stamps.com, Inc. (a)	44,580
11,421	TrueCar, Inc. (a)	110,213
13,147	Twitter, Inc. (a)	235,989
7,031	Yahoo!, Inc. (a)	292,138
2,585	Yelp, Inc. (a)	84,426
1,078	Zillow Group, Inc., Class C (a) (b)	35,962

		3,071,882

	IT Services — 4.4%
2,480	Accenture PLC, Class A	288,275
1,032	Alliance Data Systems Corp. (a)	211,013
836	Automatic Data Processing, Inc.	72,782
4,470	Broadridge Financial Solutions, Inc.	289,030
4,914	Convergys Corp.	143,489
2,859	CoreLogic, Inc. (a)	121,679
512	CSG Systems International, Inc.	19,471
539	EPAM Systems, Inc. (a)	34,695
1,370	Euronet Worldwide, Inc. (a)	108,984
2,570	EVERTEC, Inc.	38,936
865	ExlService Holdings, Inc. (a)	38,086
2,873	Fidelity National Information Services, Inc.	212,372
1,744	FleetCor Technologies, Inc. (a)	305,723
2,883	Global Payments, Inc.	209,075
437	Jack Henry & Associates, Inc.	35,406
1,488	Mastercard, Inc., Class A	159,246
1,322	MAXIMUS, Inc.	68,823
7,397	PayPal Holdings, Inc. (a)	308,159
1,050	Perficient, Inc. (a)	19,541
5,377	Sabre Corp.	138,888
2,694	Science Applications International Corp.	185,644

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
1,564	Total System Services, Inc.	$78,012
5,386	Vantiv, Inc., Class A (a)	314,327
1,832	Visa, Inc., Class A	151,158

		3,552,814

	Leisure Products — 0.2%
930	Hasbro, Inc.	77,571
2,386	Smith & Wesson Holding Corp. (a) (b)	63,062

		140,633

	Life Sciences Tools & Services — 2.5%
3,955	Accelerate Diagnostics, Inc. (a)	84,044
1,650	Bruker Corp.	33,808
1,345	Charles River Laboratories International, Inc. (a)	102,059
834	Illumina, Inc. (a)	113,541
3,353	INC Research Holdings, Inc., Class A (a)	153,232
2,794	Luminex Corp. (a)	58,199
902	Mettler-Toledo International, Inc. (a)	364,480
4,814	Pacific Biosciences of California, Inc. (a)	40,919
3,307	PRA Health Sciences, Inc. (a)	175,998
4,673	Quintiles IMS Holdings, Inc. (a)	335,241
1,905	Thermo Fisher Scientific, Inc.	280,092
1,912	Waters Corp. (a)	266,036

		2,007,649

	Machinery — 3.5%
1,497	Albany International Corp., Class A	61,003
1,441	Astec Industries, Inc.	79,774
1,858	ESCO Technologies, Inc.	82,774
1,199	IDEX Corp.	103,642
2,529	Illinois Tool Works, Inc.	287,218
5,576	Ingersoll-Rand PLC	375,209
1,528	John Bean Technologies Corp.	122,011
2,109	Lydall, Inc. (a)	98,596
1,209	Middleby (The) Corp. (a)	135,541
6,872	Mueller Water Products, Inc., Class A	84,663
4,710	Navistar International Corp. (a)	105,033
1,875	Nordson Corp.	187,744
830	RBC Bearings, Inc. (a)	59,220
2,014	Rexnord Corp. (a)	40,058
3,081	Stanley Black & Decker, Inc.	350,741
2,394	Toro (The) Co.	114,625
2,393	Woodward, Inc.	141,139
7,222	Xylem, Inc.	349,039

		2,778,030

	Media — 1.9%
192	Cable One, Inc.	110,734
1,123	Charter Communications, Inc., Class A (a)	280,627

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
3,336	Comcast Corp., Class A	$206,232
6,780	Interpublic Group of Cos. (The), Inc.	151,804
1,045	Liberty Broadband Corp., Class C (a)	69,649
1,869	Nexstar Broadcasting Group, Inc., Class A (b)	91,207
2,604	Omnicom Group, Inc.	207,851
3,437	Regal Entertainment Group, Class A (b)	73,930
1,766	Scripps Networks Interactive, Inc., Class A	113,660
732	Sinclair Broadcast Group, Inc., Class A	18,373
53,071	Sirius XM Holdings, Inc. (a)	221,306

		1,545,373

	Metals & Mining — 1.6%
13,140	AK Steel Holding Corp. (a)	68,328
14,744	Cliffs Natural Resources, Inc. (a)	81,387
15,797	Coeur Mining, Inc. (a)	176,610
6,793	Freeport-McMoRan, Inc. (a)	75,946
32,786	Hecla Mining Co.	196,388
9,642	Newmont Mining Corp.	357,140
2,414	Royal Gold, Inc.	166,131
3,890	Worthington Industries, Inc.	182,830

		1,304,760

	Mortgage Real Estate Investment Trusts — 0.6%
1,293	Apollo Commercial Real Estate Finance, Inc.	21,877
3,807	Blackstone Mortgage Trust, Inc., Class A	114,971
7,030	Chimera Investment Corp.	110,160
1,845	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42,177
2,832	Invesco Mortgage Capital, Inc.	42,282
3,257	Ladder Capital Corp.	41,299
8,119	New Residential Investment Corp.	113,341
1,494	Redwood Trust, Inc.	21,006

		507,113

	Multiline Retail — 0.3%
1,920	Dollar Tree, Inc. (a)	145,056
3,291	Ollie's Bargain Outlet Holdings, Inc. (a)	90,009

		235,065

	Multi-Utilities — 0.5%
6,523	CenterPoint Energy, Inc.	148,725
1,019	SCANA Corp.	74,754
2,531	WEC Energy Group, Inc.	151,151

		374,630

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 4.6%
5,622	Antero Resources Corp. (a)	$148,814
4,745	Apache Corp.	282,233
5,493	Callon Petroleum Co. (a)	71,354
1,062	Carrizo Oil & Gas, Inc. (a)	35,928
5,075	Cheniere Energy, Inc. (a)	191,328
23,844	Chesapeake Energy Corp. (a)	131,380
1,647	Cimarex Energy Co.	212,677
1,612	Concho Resources, Inc. (a)	204,627
5,833	Continental Resources, Inc. (a)	285,292
6,870	Devon Energy Corp.	260,304
774	Diamondback Energy, Inc. (a)	70,658
26,217	Eclipse Resources Corp. (a)	71,835
11,590	Laredo Petroleum, Inc. (a)	138,153
1,772	Matador Resources Co. (a)	38,647
3,486	Newfield Exploration Co. (a)	141,497
7,372	ONEOK, Inc.	357,026
3,346	Parsley Energy, Inc., Class A (a)	110,083
558	PDC Energy, Inc. (a)	34,222
1,632	Pioneer Natural Resources Co.	292,161
7,655	QEP Resources, Inc.	123,016
7,157	Rice Energy, Inc. (a)	158,098
2,892	RSP Permian, Inc. (a)	104,401
8,102	Southwestern Energy Co. (a)	84,180
14,168	WPX Energy, Inc. (a)	153,865

		3,701,779

	Paper & Forest Products — 0.3%
7,940	Louisiana-Pacific Corp. (a)	145,699
1,092	Neenah Paper, Inc.	87,251

		232,950

	Personal Products — 0.3%
19,049	Avon Products, Inc.	124,771
1,967	Inter Parfums, Inc.	64,124
1,726	Revlon, Inc., Class A (a)	58,684

		247,579

	Pharmaceuticals — 1.4%
2,742	Akorn, Inc. (a)	65,671
1,447	Catalent, Inc. (a)	33,006
875	Cempra, Inc. (a) (b)	15,859
4,314	Depomed, Inc. (a)	96,461
1,275	Dermira, Inc. (a)	39,971
6,185	Horizon Pharma PLC (a)	103,413
3,924	Innoviva, Inc. (a) (b)	40,417
624	Johnson & Johnson	72,378
3,546	Merck & Co., Inc.	208,221
6,527	Nektar Therapeutics (a)	80,935
4,360	Supernus Pharmaceuticals, Inc. (a)	86,328
2,380	Theravance Biopharma, Inc. (a) (b)	59,810
4,255	Zoetis, Inc.	203,389

		1,105,859

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 1.3%
1,928	Advisory Board (The) Co. (a)	$76,734
1,095	Dun & Bradstreet (The) Corp.	136,711
2,252	Equifax, Inc.	279,181
1,485	Insperity, Inc.	111,672
4,334	TransUnion (a)	135,394
4,984	TriNet Group, Inc. (a)	93,550
908	Verisk Analytics, Inc. (a)	74,047
1,840	WageWorks, Inc. (a)	108,468

		1,015,757

	Real Estate Management & Development — 0.3%
653	Howard Hughes (The) Corp. (a)	71,719
4,973	Kennedy-Wilson Holdings, Inc.	102,444
985	RE/MAX Holdings, Inc., Class A	42,798

		216,961

	Road & Rail — 0.2%
1,868	J.B. Hunt Transport Services, Inc.	152,448

	Semiconductors & Semiconductor Equipment — 5.4%
1,823	Advanced Energy Industries, Inc. (a)	86,957
27,045	Advanced Micro Devices, Inc. (a)	195,535
862	Ambarella, Inc. (a)	52,901
2,352	Analog Devices, Inc.	150,763
12,564	Applied Materials, Inc.	365,361
3,516	Cirrus Logic, Inc. (a)	189,794
15,369	Cypress Semiconductor Corp.	153,229
8,583	Entegris, Inc. (a)	136,470
2,478	Inphi Corp. (a)	91,934
6,472	Integrated Device Technology, Inc. (a)	134,035
4,000	Lam Research Corp.	387,440
1,018	MACOM Technology Solutions Holdings, Inc. (a)	37,422
5,319	MaxLinear, Inc., Class A (a)	99,518
3,562	Microsemi Corp. (a)	150,067
3,758	MKS Instruments, Inc.	189,591
2,321	Monolithic Power Systems, Inc.	182,918
5,528	NVIDIA Corp.	393,372
1,368	Power Integrations, Inc.	88,168
6,796	Qorvo, Inc. (a)	378,197
3,111	Semtech Corp. (a)	75,286
1,467	Silicon Laboratories, Inc. (a)	87,947
1,990	Skyworks Solutions, Inc.	153,111
1,122	Tessera Technologies, Inc.	41,626
4,318	Texas Instruments, Inc.	305,930
4,073	Xilinx, Inc.	207,194

		4,334,766

	Software — 7.8%
5,590	8x8, Inc. (a)	79,657
8,551	Activision Blizzard, Inc.	369,147
3,490	Adobe Systems, Inc. (a)	375,210
3,195	Aspen Technology, Inc. (a)	157,322
4,190	Autodesk, Inc. (a)	302,853

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
563	Blackbaud, Inc.	$34,568
1,853	BroadSoft, Inc. (a)	76,992
2,928	Cadence Design Systems, Inc. (a)	74,898
5,283	CDK Global, Inc.	288,505
2,597	Citrix Systems, Inc. (a)	220,226
3,517	CommVault Systems, Inc. (a)	188,159
1,897	Ebix, Inc.	106,232
3,548	Electronic Arts, Inc. (a)	278,589
1,420	Ellie Mae, Inc. (a)	150,364
1,200	Fair Isaac Corp.	144,816
1,968	Gigamon, Inc. (a)	108,830
1,497	HubSpot, Inc. (a)	78,518
803	Imperva, Inc. (a)	29,631
1,377	Intuit, Inc.	149,735
2,631	Microsoft Corp.	157,650
3,728	Paycom Software, Inc. (a)	192,849
3,363	Paylocity Holding Corp. (a)	146,257
2,152	Pegasystems, Inc.	66,497
778	Progress Software Corp. (a)	20,936
1,998	Proofpoint, Inc. (a)	156,603
3,374	PTC, Inc. (a)	160,063
2,258	Qualys, Inc. (a)	84,110
2,737	Red Hat, Inc. (a)	211,981
4,557	RingCentral, Inc., Class A (a)	94,330
3,828	ServiceNow, Inc. (a)	336,519
3,771	Splunk, Inc. (a)	226,976
6,383	Synopsys, Inc. (a)	378,576
2,029	Tableau Software, Inc., Class A (a)	97,493
2,214	TiVo Corp. (a)	43,948
655	Tyler Technologies, Inc. (a)	105,062
183	Ultimate Software Group (The), Inc. (a)	38,611
4,132	Workday, Inc., Class A (a)	358,162
6,086	Zendesk, Inc. (a)	160,001

		6,250,876

	Specialty Retail — 2.2%
96	AutoZone, Inc. (a)	71,247
2,307	Burlington Stores, Inc. (a)	172,887
794	Children's Place (The), Inc.	60,304
1,855	Five Below, Inc. (a)	69,711
1,177	Home Depot (The), Inc.	143,606
1,042	L Brands, Inc.	75,222
1,022	Lowe’s Cos., Inc.	68,116
541	O’Reilly Automotive, Inc. (a)	143,062
3,707	Party City Holdco, Inc. (a)	60,239
5,891	Ross Stores, Inc.	368,423
1,456	Sally Beauty Holdings, Inc. (a)	37,769
2,606	Tile Shop Holdings, Inc. (a)	44,172
986	TJX (The) Cos., Inc.	72,717
1,592	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	387,397

		1,774,872

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.1%
4,805	3D Systems Corp. (a) (b)	$66,645

	Textiles, Apparel & Luxury Goods — 0.1%
2,922	Hanesbrands, Inc.	75,095

	Thrifts & Mortgage Finance — 0.5%
2,931	Beneficial Bancorp, Inc.	42,500
2,385	Essent Group Ltd. (a)	63,059
3,886	Flagstar Bancorp, Inc. (a)	106,593
3,169	Kearny Financial Corp.	44,208
445	LendingTree, Inc. (a)	35,533
1,359	Meridian Bancorp, Inc.	21,676
1,740	WSFS Financial Corp.	60,987

		374,556

	Trading Companies & Distributors — 0.7%
2,666	Beacon Roofing Supply, Inc. (a)	112,079
1,194	BMC Stock Holdings, Inc. (a)	19,761
2,381	United Rentals, Inc. (a)	180,146
6,842	Univar, Inc. (a)	152,234
530	Watsco, Inc.	72,764

		536,984

	Transportation Infrastructure — 0.1%
898	Macquarie Infrastructure Corp.	73,465

	Water Utilities — 0.3%
2,025	American Water Works Co., Inc.	149,931
1,344	California Water Service Group	41,664
1,453	SJW Corp.	73,711

		265,306

	Wireless Telecommunication Services — 0.5%
778	Shenandoah Telecommunications Co.	20,539
8,108	T-Mobile US, Inc. (a)	403,211

		423,750

	Total Common Stocks — 100.0%	79,963,301
	(Cost $76,414,970)

Shares	Description	Value

	Money Market Funds — 0.8%
607,032	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	$607,032
26,903	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	26,903
	Total Money Market Funds — 0.8%	633,935
	(Cost $633,935)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$61,975	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $61,975. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $63,435. (d)	61,975
316,197	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $316,200. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $322,537. (d)	316,197

	Total Repurchase Agreements — 0.4%	378,172
	(Cost $378,172)

	Total Investments — 101.2%	80,975,408
	(Cost $77,427,077) (e)
	Net Other Assets and Liabilities — (1.2)%	(976,224)

	Net Assets — 100.0%	$79,999,184

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $959,226 and the total value of the collateral held by the Fund is $985,204.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,610,699 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,062,368.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$79,963,301	$—	$—
Money Market Funds	633,935	—	—
Repurchase Agreements	—	378,172	—
Total Investments	$80,597,236	$378,172	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.9%
1,361	B/E Aerospace, Inc.	$81,007
1,832	BWX Technologies, Inc.	71,851
4,760	Hexcel Corp.	216,532
7,891	Spirit AeroSystems Holdings, Inc., Class A (a)	397,391
1,303	Teledyne Technologies, Inc. (a)	140,307

		907,088

	Airlines — 1.6%
20,385	JetBlue Airways Corp. (a)	356,330
8,263	Spirit Airlines, Inc. (a)	396,045

		752,375

	Auto Components — 1.8%
9,990	BorgWarner, Inc.	358,042
16,011	Gentex Corp.	270,746
3,619	Tenneco, Inc. (a)	199,298

		828,086

	Banks — 8.5%
10,764	Associated Banc-Corp.	218,509
3,030	BancorpSouth, Inc.	71,205
6,982	BankUnited, Inc.	203,455
1,019	BOK Financial Corp.	72,369
4,567	Cathay General Bancorp	136,782
9,682	CIT Group, Inc.	351,747
977	Cullen/Frost Bankers, Inc.	74,242
3,829	East West Bancorp, Inc.	151,284
11,429	F.N.B. Corp.	149,377
718	First Citizens BancShares, Inc., Class A	208,938
9,682	Fulton Financial Corp.	144,262
2,167	Hancock Holding Co.	72,703
2,094	IBERIABANK Corp.	137,471
8,886	People’s United Financial, Inc.	144,309
9,195	Popular, Inc.	333,778
3,842	Prosperity Bancshares, Inc.	213,116
636	SVB Financial Group (a)	77,764
2,161	Synovus Financial Corp.	71,464
19,377	TCF Financial Corp.	277,091
1,182	UMB Financial Corp.	73,343
18,681	Umpqua Holdings Corp.	285,446
7,224	Valley National Bancorp	71,229
1,849	Webster Financial Corp.	74,700
2,530	Wintrust Financial Corp.	136,493
6,798	Zions Bancorporation	218,964

		3,970,041

	Biotechnology — 0.8%
2,976	United Therapeutics Corp. (a)	357,328

	Building Products — 1.4%
6,583	Owens Corning	321,119

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
13,596	USG Corp. (a)	$342,347

		663,466

	Capital Markets — 0.9%
15,051	Janus Capital Group, Inc.	192,954
4,700	LPL Financial Holdings, Inc.	145,512
1,828	Stifel Financial Corp. (a)	71,548

		410,014

	Chemicals — 2.9%
4,023	Cabot Corp.	209,759
11,546	CF Industries Holdings, Inc.	277,219
4,538	H.B. Fuller Co.	190,914
12,960	Huntsman Corp.	219,672
4,158	PolyOne Corp.	121,538
6,569	Westlake Chemical Corp.	340,209

		1,359,311

	Commercial Services & Supplies — 1.1%
2,930	Clean Harbors, Inc. (a)	138,648
5,298	HNI Corp.	215,417
7,741	Pitney Bowes, Inc.	138,099
1,490	R.R. Donnelley & Sons Co.	26,447

		518,611

	Communications Equipment — 0.7%
30,461	Brocade Communications Systems, Inc.	322,887

	Construction & Engineering — 1.8%
7,093	AECOM (a)	197,540
2,358	EMCOR Group, Inc.	142,565
2,718	Jacobs Engineering Group, Inc. (a)	140,194
12,556	Quanta Services, Inc. (a)	360,985

		841,284

	Consumer Finance — 1.8%
19,430	Navient Corp.	248,316
4,542	OneMain Holdings, Inc. (a)	128,720
28,902	Santander Consumer USA Holdings, Inc. (a)	352,604
18,819	SLM Corp. (a)	132,674

		862,314

	Containers & Packaging — 1.6%
1,378	Bemis Co., Inc.	67,136
15,073	Graphic Packaging Holding Co.	188,412
7,644	Owens-Illinois, Inc. (a)	147,529
2,595	Packaging Corp. of America	214,088
2,661	Sonoco Products Co.	133,822

		750,987

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 0.5%
9,109	H&R Block, Inc.	$209,234

	Diversified Financial Services — 0.3%
3,692	Leucadia National Corp.	68,930
2,439	Voya Financial, Inc.	74,511

		143,441

	Diversified Telecommunication Services — 0.6%
67,586	Frontier Communications Corp.	271,696

	Electric Utilities — 2.3%
12,878	Great Plains Energy, Inc.	366,250
7,064	Hawaiian Electric Industries, Inc.	208,388
4,446	OGE Energy Corp.	138,004
2,148	PNM Resources, Inc.	70,562
6,601	Portland General Electric Co.	288,068

		1,071,272

	Electrical Equipment — 1.3%
1,016	EnerSys	66,172
652	Hubbell, Inc.	68,147
4,726	Regal Beloit Corp.	279,307
5,438	Sensata Technologies Holding N.V. (a)	194,300

		607,926

	Electronic Equipment, Instruments & Components — 4.1%
5,494	Arrow Electronics, Inc. (a)	335,793
8,559	Avnet, Inc.	359,050
15,291	AVX Corp.	214,380
12,885	Jabil Circuit, Inc.	274,966
11,090	Keysight Technologies, Inc. (a)	363,752
1,232	SYNNEX Corp.	126,329
3,319	Tech Data Corp. (a)	255,630

		1,929,900

	Energy Equipment & Services — 1.6%
1,044	Helmerich & Payne, Inc.	65,887
12,775	Oceaneering International, Inc.	304,045
3,142	Patterson-UTI Energy, Inc.	70,632
32,969	Transocean Ltd. (a)	316,832

		757,396

	Equity Real Estate Investment Trusts — 5.5%
9,865	Care Capital Properties, Inc.	262,113
6,279	Columbia Property Trust, Inc.	132,361
25,339	CoreCivic, Inc.	366,148
9,304	Equity Commonwealth (a)	281,074
11,823	GEO Group (The), Inc.	283,279
14,723	LaSalle Hotel Properties	349,671
7,945	Rayonier, Inc.	213,085
16,712	RLJ Lodging Trust	329,561

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
27,478	Sunstone Hotel Investors, Inc.	$345,124

		2,562,416

	Food & Staples Retailing — 1.7%
1,755	Casey’s General Stores, Inc.	198,298
839	PriceSmart, Inc.	76,307
8,777	United Natural Foods, Inc. (a)	366,352
5,954	US Foods Holding Corp. (a)	134,560

		775,517

	Food Products — 3.1%
26,014	Darling Ingredients, Inc. (a)	353,790
18,595	Flowers Foods, Inc. (b)	288,594
3,520	Fresh Del Monte Produce, Inc.	212,432
5,927	Hain Celestial Group (The), Inc. (a)	215,565
590	J&J Snack Foods Corp.	72,069
13,312	Pilgrim’s Pride Corp.	290,734

		1,433,184

	Gas Utilities — 0.6%
2,139	New Jersey Resources Corp.	72,619
3,308	Spire, Inc.	207,743

		280,362

	Health Care Providers & Services — 1.7%
498	Chemed Corp.	70,427
5,934	LifePoint Health, Inc. (a)	355,150
2,122	MEDNAX, Inc. (a)	129,973
4,048	Owens & Minor, Inc.	131,358
1,530	Patterson Cos., Inc.	65,346
3,102	Tenet Healthcare Corp. (a)	61,140

		813,394

	Hotels, Restaurants & Leisure — 2.0%
1,498	Buffalo Wild Wings, Inc. (a)	218,184
4,212	Cheesecake Factory (The), Inc.	224,036
20,469	ILG, Inc.	335,282
13,016	Wendy’s (The) Co.	141,094

		918,596

	Household Durables — 2.1%
10,510	CalAtlantic Group, Inc.	339,683
3,329	Harman International Industries, Inc.	265,355
9,416	Toll Brothers, Inc. (a)	258,375
2,150	Tupperware Brands Corp.	127,968

		991,381

	Independent Power and Renewable Electricity Producers — 0.4%
16,682	Calpine Corp. (a)	198,516

	Industrial Conglomerates — 0.5%
2,056	Carlisle Cos., Inc.	215,572

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 11.2%
3,478	Allied World Assurance Co. Holdings AG	$149,484
937	American Financial Group, Inc.	69,807
1,153	American National Insurance Co.	135,085
10,479	AmTrust Financial Services, Inc.	276,541
7,543	Aspen Insurance Holdings Ltd.	363,950
2,286	Assurant, Inc.	184,069
12,665	Assured Guaranty Ltd.	378,557
6,469	Axis Capital Holdings Ltd.	368,539
23,015	CNO Financial Group, Inc.	347,066
5,370	Endurance Specialty Holdings Ltd.	493,772
1,709	Enstar Group Ltd. (a)	288,137
7,158	First American Financial Corp.	279,591
2,796	Hanover Insurance Group (The), Inc.	213,027
15,957	Old Republic International Corp.	269,035
1,339	ProAssurance Corp.	71,369
1,954	Reinsurance Group of America, Inc.	210,758
2,340	RenaissanceRe Holdings Ltd.	290,839
5,290	Selective Insurance Group, Inc.	195,466
7,054	Validus Holdings Ltd.	360,459
2,434	W. R. Berkley Corp.	138,981
169	White Mountains Insurance Group Ltd.	140,223

		5,224,755

	Internet & Direct Marketing Retail — 0.3%
3,532	HSN, Inc.	133,156

	IT Services — 1.4%
2,224	Booz Allen Hamilton Holding Corp.	67,765
2,090	CACI International, Inc., Class A (a)	204,507
1,788	DST Systems, Inc.	171,934
6,709	Syntel, Inc.	134,851
2,267	Teradata Corp. (a)	61,118

		640,175

	Leisure Products — 1.5%
2,882	Brunswick Corp.	125,367
3,631	Polaris Industries, Inc. (b)	278,171
7,054	Vista Outdoor, Inc. (a)	272,778

		676,316

	Life Sciences Tools & Services — 0.4%
1,012	PAREXEL International Corp. (a)	58,959
1,253	PerkinElmer, Inc.	63,765
2,478	VWR Corp. (a)	68,170

		190,894

	Machinery — 4.5%
5,701	AGCO Corp.	291,207
2,163	CLARCOR, Inc.	134,560
4,473	Colfax Corp. (a)	142,197
3,347	Crane Co.	227,629
1,883	Donaldson Co., Inc.	68,767
1,457	Flowserve Corp.	61,704

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
7,845	ITT, Inc.	$276,301
3,765	Oshkosh Corp.	201,428
2,766	Terex Corp.	66,052
8,001	Timken (The) Co.	264,433
14,535	Trinity Industries, Inc.	310,322
861	Wabtec Corp.	66,564

		2,111,164

	Marine — 0.7%
5,654	Kirby Corp. (a)	333,303

	Media — 1.3%
3,672	Cinemark Holdings, Inc.	146,146
4,086	John Wiley & Sons, Inc., Class A	210,838
12,862	TEGNA, Inc.	252,352

		609,336

	Metals & Mining — 1.0%
2,861	Compass Minerals International, Inc.	205,563
3,903	Reliance Steel & Aluminum Co.	268,448

		474,011

	Mortgage Real Estate Investment Trusts — 0.9%
46,985	MFA Financial, Inc.	343,460
3,121	Starwood Property Trust, Inc.	69,411

		412,871

	Multiline Retail — 0.6%
5,888	Big Lots, Inc.	255,539

	Multi-Utilities — 1.5%
6,728	Avista Corp.	278,539
3,665	NorthWestern Corp.	210,921
4,201	Vectren Corp.	211,352

		700,812

	Oil, Gas & Consumable Fuels — 0.5%
2,863	Targa Resources Corp.	125,685
3,039	World Fuel Services Corp.	122,320

		248,005

	Personal Products — 0.2%
1,134	Herbalife Ltd. (a) (b)	68,811

	Pharmaceuticals — 0.1%
2,966	Impax Laboratories, Inc. (a)	59,617

	Professional Services — 1.1%
3,891	ManpowerGroup, Inc.	298,829
5,570	Robert Half International, Inc.	208,429

		507,258

	Real Estate Management & Development — 0.9%
2,471	Jones Lang LaSalle, Inc.	239,316

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development (Continued)
8,154	Realogy Holdings Corp.	$186,645

		425,961

	Road & Rail — 2.6%
2,055	Avis Budget Group, Inc. (a)	66,500
4,078	Genesee & Wyoming, Inc., Class A (a)	277,059
9,800	Knight Transportation, Inc.	286,650
1,032	Landstar System, Inc.	73,427
3,073	Old Dominion Freight Line, Inc. (a)	229,492
4,263	Ryder System, Inc.	295,809

		1,228,937

	Semiconductors & Semiconductor Equipment — 1.2%
2,733	Cree, Inc. (a)	60,946
8,900	First Solar, Inc. (a)	360,361
11,411	ON Semiconductor Corp. (a)	133,166

		554,473

	Software — 0.4%
10,881	ACI Worldwide, Inc. (a)	197,164

	Specialty Retail — 6.2%
19,678	American Eagle Outfitters, Inc.	335,313
5,772	AutoNation, Inc. (a)	253,217
8,152	Bed Bath & Beyond, Inc.	329,504
2,559	Cabela’s, Inc. (a)	157,660
2,478	Dick’s Sporting Goods, Inc.	137,901
12,738	GameStop Corp., Class A	306,349
3,940	Murphy USA, Inc. (a)	270,993
4,377	Penske Automotive Group, Inc.	195,871
4,715	Signet Jewelers Ltd. (b)	383,141
8,145	Urban Outfitters, Inc. (a)	272,450
5,504	Williams-Sonoma, Inc.	254,395

		2,896,794

	Technology Hardware, Storage & Peripherals — 0.3%
4,367	NCR Corp. (a)	153,063

	Textiles, Apparel & Luxury Goods — 1.3%
2,478	Columbia Sportswear Co.	140,354
1,390	Ralph Lauren Corp.	136,359
12,278	Skechers U.S.A., Inc., Class A (a)	258,207
3,052	Wolverine World Wide, Inc.	65,160

		600,080

	Thrifts & Mortgage Finance — 1.8%
43,931	MGIC Investment Corp. (a)	358,477
25,937	Radian Group, Inc.	352,484
5,269	Washington Federal, Inc.	143,580

		854,541

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 2.2%
12,297	Air Lease Corp.	$372,107
8,792	HD Supply Holdings, Inc. (a)	290,136
1,915	MSC Industrial Direct Co., Inc., Class A	139,412
4,572	WESCO International, Inc. (a)	247,803

		1,049,458

	Wireless Telecommunication Services — 0.7%
12,930	Telephone and Data Systems, Inc.	334,111

	Total Common Stocks — 99.9%	46,664,200
	(Cost $45,960,527)

	Money Market Funds — 1.0%
454,709	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	454,709
	(Cost $454,709)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$46,423	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $46,424. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $47,517. (d)	46,423
236,854	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $236,856. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $241,602. (d)	236,854

	Total Repurchase Agreements — 0.6%	283,277
	(Cost $283,277)

	Total Investments — 101.5%	47,402,186
	(Cost $46,698,513) (e)
	Net Other Assets and Liabilities — (1.5)%	(679,331)

	Net Assets — 100.0%	$46,722,855

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $727,935 and the total value of the collateral held by the Fund is $737,986.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,545,950 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,842,277.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$46,664,200	$—	$—
Money Market Funds	454,709	—	—
Repurchase Agreements	—	283,277	—
Total Investments	$47,118,909	$283,277	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.2%
6,211	Curtiss-Wright Corp.	$556,630
8,177	HEICO Corp.	552,438

		1,109,068

	Air Freight & Logistics — 0.7%
19,289	XPO Logistics, Inc. (a)	635,187

	Airlines — 0.7%
14,554	Hawaiian Holdings, Inc. (a)	655,294

	Auto Components — 0.7%
7,216	Drew Industries, Inc.	646,193

	Automobiles — 0.7%
8,351	Thor Industries, Inc.	662,318

	Banks — 3.6%
1,948	Bank of Hawaii Corp.	146,392
5,743	Commerce Bancshares, Inc.	286,116
11,646	First Financial Bankshares, Inc. (b)	421,585
27,865	First Horizon National Corp.	429,400
6,798	Home BancShares, Inc.	146,225
23,558	Investors Bancorp, Inc.	288,821
11,156	MB Financial, Inc.	405,967
3,297	PacWest Bancorp	143,057
7,847	Pinnacle Financial Partners, Inc.	404,905
15,073	Western Alliance Bancorp (a)	563,128

		3,235,596

	Beverages — 0.3%
6,423	National Beverage Corp. (a)	303,423

	Biotechnology — 2.0%
4,447	ACADIA Pharmaceuticals, Inc. (a)	103,659
2,578	Intercept Pharmaceuticals, Inc. (a) (b)	319,002
7,597	Kite Pharma, Inc. (a) (b)	336,471
2,793	Neurocrine Biosciences, Inc. (a)	122,250
40,075	OPKO Health, Inc. (a) (b)	377,506
10,477	Seattle Genetics, Inc. (a)	541,661

		1,800,549

	Building Products — 1.4%
14,320	A.O. Smith Corp.	646,834
2,053	Allegion PLC	131,063
3,604	Lennox International, Inc.	525,788

		1,303,685

	Capital Markets — 1.4%
7,245	Eaton Vance Corp.	254,010
873	FactSet Research Systems, Inc.	135,070
9,549	Federated Investors, Inc., Class B	257,823
4,011	Interactive Brokers Group, Inc., Class A	133,125
3,417	MarketAxess Holdings, Inc.	515,147

		1,295,175

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 3.9%
5,004	Axalta Coating Systems Ltd. (a)	$125,700
10,006	Minerals Technologies, Inc.	672,403
659	NewMarket Corp.	264,200
13,788	Olin Corp.	302,371
10,533	RPM International, Inc.	500,739
6,795	Scotts Miracle-Gro (The) Co., Class A	598,572
5,599	Sensient Technologies Corp.	417,181
12,506	Trinseo S.A.	655,940

		3,537,106

	Commercial Services & Supplies — 2.1%
13,206	Copart, Inc. (a)	692,919
4,234	Deluxe Corp.	259,121
7,148	Healthcare Services Group, Inc.	264,262
13,111	KAR Auction Services, Inc.	558,266
4,831	Rollins, Inc.	148,891

		1,923,459

	Communications Equipment — 1.7%
8,314	Arista Networks, Inc. (a)	704,611
13,221	Ubiquiti Networks, Inc. (a)	693,177
1,895	ViaSat, Inc. (a)	133,901

		1,531,689

	Construction & Engineering — 0.6%
6,919	Dycom Industries, Inc. (a)	532,279

	Construction Materials — 0.3%
3,660	Eagle Materials, Inc.	296,350

	Consumer Finance — 0.3%
1,407	Credit Acceptance Corp. (a) (b)	259,029

	Containers & Packaging — 1.2%
5,456	Avery Dennison Corp.	380,774
16,130	Berry Plastics Group, Inc. (a)	705,688

		1,086,462

	Distributors — 0.5%
4,490	Pool Corp.	415,684

	Diversified Consumer Services — 0.3%
2,115	Bright Horizons Family Solutions, Inc. (a)	141,515
5,330	Service Corp. International	136,448

		277,963

	Diversified Telecommunication Services — 0.7%
19,046	Zayo Group Holdings, Inc. (a)	612,900

	Electric Utilities — 0.3%
4,745	ALLETE, Inc.	290,821

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 3.6%
8,202	Belden, Inc.	$531,572
12,374	CDW Corp.	555,716
8,029	Cognex Corp.	414,296
6,399	Coherent, Inc. (a)	666,264
10,423	Dolby Laboratories, Inc., Class A	496,031
4,502	FLIR Systems, Inc.	148,206
3,295	Littelfuse, Inc.	459,652

		3,271,737

	Energy Equipment & Services — 0.4%
23,709	Superior Energy Services, Inc.	335,719

	Equity Real Estate Investment — 10.4%
26,148	American Homes 4 Rent, Class A	551,984
3,081	Apartment Investment & Management Co., Class A	135,780
9,057	Brandywine Realty Trust	140,383
13,511	Communications Sales & Leasing, Inc.	384,118
4,990	Corporate Office Properties Trust	133,183
2,974	CyrusOne, Inc.	132,670
5,828	DCT Industrial Trust, Inc.	272,459
11,586	Douglas Emmett, Inc.	422,889
3,846	EastGroup Properties, Inc.	261,182
13,505	Empire State Realty Trust, Inc., Class A	264,293
3,593	EPR Properties	261,283
10,026	First Industrial Realty Trust, Inc.	264,787
6,116	Forest City Realty Trust, Inc., Class A	132,044
14,675	Gramercy Property Trust	135,303
4,153	Healthcare Realty Trust, Inc.	132,439
4,337	Healthcare Trust of America, Inc., Class A	132,712
2,714	Highwoods Properties, Inc.	134,696
14,280	Hospitality Properties Trust	390,701
12,911	Hudson Pacific Properties, Inc.	434,068
2,166	Lamar Advertising Co., Class A	137,433
27,469	Lexington Realty Trust	278,536
3,506	Liberty Property Trust	141,747
10,394	Mack-Cali Realty Corp.	266,918
19,156	Medical Properties Trust, Inc.	267,035
5,408	National Health Investors, Inc.	409,710
3,991	Omega Healthcare Investors, Inc.	127,033
11,963	Outfront Media, Inc.	257,324
13,135	Physicians Realty Trust	259,679
2,491	PS Business Parks, Inc.	273,487
5,353	QTS Realty Trust, Inc., Class A	246,024
12,884	Retail Opportunity Investments Corp.	259,097
21,035	Select Income REIT	520,406
24,917	Senior Housing Properties Trust	529,985
21,225	Spirit Realty Capital, Inc.	252,790
5,027	Urban Edge Properties	129,747

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment (Continued)
34,280	Washington Prime Group, Inc.	$359,597

		9,433,522

	Food & Staples Retailing — 0.2%
6,850	Sprouts Farmers Market, Inc. (a)	151,727

	Food Products — 2.6%
14,382	B&G Foods, Inc.	609,797
11,908	Blue Buffalo Pet Products, Inc. (a)	299,129
4,284	Lancaster Colony Corp.	559,705
8,459	Pinnacle Foods, Inc.	434,962
3,666	Post Holdings, Inc. (a)	279,459
1,622	TreeHouse Foods, Inc. (a)	141,892

		2,324,944

	Gas Utilities — 0.3%
2,288	ONE Gas, Inc.	140,209
2,025	Southwest Gas Corp.	146,731

		286,940

	Health Care Equipment & Supplies — 5.1%
5,501	ABIOMED, Inc. (a)	577,550
7,545	Align Technology, Inc. (a)	648,266
7,256	Cantel Medical Corp.	516,845
5,141	Integra LifeSciences Holdings Corp. (a)	408,761
11,890	Masimo Corp. (a)	653,950
6,776	Nevro Corp. (a)	622,850
8,489	NuVasive, Inc. (a)	507,048
3,798	West Pharmaceutical Services, Inc.	288,762
17,301	Wright Medical Group N.V. (a)	379,065

		4,603,097

	Health Care Providers & Services — 1.8%
2,855	Acadia Healthcare Co., Inc. (a)	102,666
10,101	Diplomat Pharmacy, Inc. (a)	234,040
10,461	HealthSouth Corp.	420,009
7,277	Molina Healthcare, Inc. (a)	395,942
8,086	VCA, Inc. (a)	496,965

		1,649,622

	Health Care Technology — 1.3%
10,148	Medidata Solutions, Inc. (a)	487,002
17,135	Veeva Systems, Inc., Class A (a)	665,695

		1,152,697

	Hotels, Restaurants & Leisure — 4.5%
11,221	Brinker International, Inc.	552,522
4,658	Domino’s Pizza, Inc.	788,320
5,433	Dunkin’ Brands Group, Inc.	262,740
7,373	Jack in the Box, Inc.	691,071

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
726	Panera Bread Co., Class A (a)	$138,492
8,970	Papa John’s International, Inc.	676,787
2,639	Six Flags Entertainment Corp.	146,860
3,625	Texas Roadhouse, Inc.	146,885
4,509	Vail Resorts, Inc.	718,915

		4,122,592

	Household Durables — 0.3%
173	NVR, Inc. (a)	263,479

	Household Products — 0.6%
36,042	HRG Group, Inc. (a)	542,072

	Independent Power and Renewable Electricity Producers — 0.8%
14,611	Ormat Technologies, Inc.	704,689

	Insurance — 0.9%
7,503	Brown & Brown, Inc.	276,561
8,003	Primerica, Inc.	437,764
2,069	RLI Corp.	115,326

		829,651

	Internet Software & Services — 3.3%
6,991	Cimpress N.V. (a)	582,001
15,393	Cornerstone OnDemand, Inc. (a)	635,731
1,307	CoStar Group, Inc. (a)	244,566
16,453	GrubHub, Inc. (a)	627,024
4,247	j2 Global, Inc.	302,174
39,487	Pandora Media, Inc. (a)	447,387
4,083	Zillow Group, Inc., Class C (a) (b)	136,209

		2,975,092

	IT Services — 2.9%
18,601	Convergys Corp.	543,149
10,821	CoreLogic, Inc. (a)	460,542
2,041	EPAM Systems, Inc. (a)	131,379
5,186	Euronet Worldwide, Inc. (a)	412,546
1,654	Jack Henry & Associates, Inc.	134,007
5,002	MAXIMUS, Inc.	260,404
10,196	Science Applications International Corp.	702,607

		2,644,634

	Life Sciences Tools & Services — 1.9%
6,246	Bruker Corp.	127,980
5,092	Charles River Laboratories International, Inc. (a)	386,381
12,693	INC Research Holdings, Inc., Class A (a)	580,070
12,517	PRA Health Sciences, Inc. (a)	666,155

		1,760,586

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 2.9%
4,536	IDEX Corp.	$392,092
4,577	Middleby (The) Corp. (a)	513,127
7,099	Nordson Corp.	710,823
9,060	Toro (The) Co.	433,793
9,057	Woodward, Inc.	534,182

		2,584,017

	Media — 1.5%
727	Cable One, Inc.	419,290
3,958	Liberty Broadband Corp., Class C (a)	263,801
13,008	Regal Entertainment Group, Class A (b)	279,802
6,684	Scripps Networks Interactive, Inc., Class A	430,182

		1,393,075

	Metals & Mining — 3.0%
59,790	Coeur Mining, Inc. (a)	668,452
124,091	Hecla Mining Co.	743,305
9,135	Royal Gold, Inc.	628,671
14,727	Worthington Industries, Inc.	692,169

		2,732,597

	Mortgage Real Estate Investment — 1.4%
14,411	Blackstone Mortgage Trust, Inc., Class A	435,212
26,608	Chimera Investment Corp.	416,947
30,731	New Residential Investment Corp.	429,005

		1,281,164

	Oil, Gas & Consumable Fuels — 4.6%
90,248	Chesapeake Energy Corp. (a)	497,266
2,931	Diamondback Energy, Inc. (a)	267,571
43,865	Laredo Petroleum, Inc. (a)	522,871
12,665	Parsley Energy, Inc., Class A (a)	416,679
2,110	PDC Energy, Inc. (a)	129,406
28,974	QEP Resources, Inc.	465,612
27,090	Rice Energy, Inc. (a)	598,418
10,944	RSP Permian, Inc. (a)	395,078
30,664	Southwestern Energy Co. (a)	318,599
53,625	WPX Energy, Inc. (a)	582,368

		4,193,868

	Paper & Forest Products — 0.6%
30,051	Louisiana-Pacific Corp. (a)	551,436

	Pharmaceuticals — 1.2%
10,379	Akorn, Inc. (a)	248,577
5,475	Catalent, Inc. (a)	124,885
23,408	Horizon Pharma PLC (a)	391,382
24,703	Nektar Therapeutics (a)	306,317

		1,071,161

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 1.6%
4,142	Dun & Bradstreet (The) Corp.	$517,129
16,402	TransUnion (a)	512,398
6,967	WageWorks, Inc. (a)	410,705

		1,440,232

	Real Estate Management & Development — 0.7%
2,471	Howard Hughes (The) Corp. (a)	271,390
18,820	Kennedy-Wilson Holdings, Inc.	387,692

		659,082

	Semiconductors & Semiconductor Equipment — 5.6%
102,361	Advanced Micro Devices, Inc. (a)	740,070
13,308	Cirrus Logic, Inc. (a)	718,366
58,168	Cypress Semiconductor Corp.	579,935
32,483	Entegris, Inc. (a)	516,480
24,496	Integrated Device Technology, Inc. (a)	507,312
13,479	Microsemi Corp. (a)	567,870
14,223	MKS Instruments, Inc.	717,550
8,787	Monolithic Power Systems, Inc.	692,504

		5,040,087

	Software — 7.5%
12,093	Aspen Technology, Inc. (a)	595,459
2,132	Blackbaud, Inc.	130,905
11,082	Cadence Design Systems, Inc. (a)	283,478
13,313	CommVault Systems, Inc. (a)	712,245
5,374	Ellie Mae, Inc. (a)	569,053
4,542	Fair Isaac Corp.	548,129
14,110	Paycom Software, Inc. (a)	729,910
12,727	Paylocity Holding Corp. (a)	553,497
7,560	Proofpoint, Inc. (a)	592,553
12,770	PTC, Inc. (a)	605,809
7,678	Tableau Software, Inc., Class A (a)	368,928
2,478	Tyler Technologies, Inc. (a)	397,471
692	Ultimate Software Group (The), Inc. (a)	146,005
23,032	Zendesk, Inc. (a)	605,511

		6,838,953

	Specialty Retail — 1.2%
8,730	Burlington Stores, Inc. (a)	654,226
7,022	Five Below, Inc. (a)	263,887
5,509	Sally Beauty Holdings, Inc. (a)	142,903

		1,061,016

	Trading Companies & Distributors — 2.2%
10,088	Beacon Roofing Supply, Inc. (a)	424,100
9,012	United Rentals, Inc. (a)	681,848
25,897	Univar, Inc. (a)	576,208

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
2,008	Watsco, Inc.	$275,678

		1,957,834

	Transportation Infrastructure — 0.3%
3,399	Macquarie Infrastructure Corp.	278,072

	Total Common Stocks — 99.8%	90,545,624
	(Cost $87,895,345)

	Money Market Funds — 1.1%
997,333	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	997,333
	(Cost $997,333)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$101,822	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $101,823. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $104,221. (d)	101,822
519,501	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $519,506. Collateralized by U.S. Treasury Note, interest rate of 1.75%, due 10/31/20. The value of the collateral including accrued interest is $529,917. (d)	519,501

	Total Repurchase Agreements — 0.7%	621,323
	(Cost $621,323)

	Total Investments — 101.6%	92,164,280
	(Cost $89,514,001) (e)
	Net Other Assets and Liabilities — (1.6)%	(1,420,963)

	Net Assets — 100.0%	$90,743,317

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,590,523 and the total value of the collateral held by the Fund is $1,618,656.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,601,322 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,951,043.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$90,545,624	$—	$—
Money Market Funds	997,333	—	—
Repurchase Agreements	—	621,323	—
Total Investments	$91,542,957	$621,323	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.4%
7,965	AAR Corp.	$256,234
3,764	Astronics Corp. (a)	139,343
1,776	Cubic Corp.	75,835
2,230	Esterline Technologies Corp. (a)	163,794
4,189	Moog, Inc., Class A (a)	243,255

		878,461

	Air Freight & Logistics — 1.0%
7,917	Atlas Air Worldwide Holdings, Inc. (a)	331,327
1,923	Forward Air Corp.	79,458
6,120	Hub Group, Inc., Class A (a)	223,074

		633,859

	Airlines — 0.8%
16,046	SkyWest, Inc.	483,787

	Auto Components — 3.3%
19,689	American Axle & Manufacturing Holdings, Inc. (a)	352,827
11,146	Cooper Tire & Rubber Co.	409,615
10,874	Dana, Inc.	168,330
10,790	Gentherm, Inc. (a)	303,738
26,738	Metaldyne Performance Group, Inc.	413,102
3,550	Standard Motor Products, Inc.	173,595
11,626	Superior Industries International, Inc.	284,837

		2,106,044

	Banks — 6.6%
6,990	1st Source Corp.	241,574
1,147	BancFirst Corp.	82,240
1,901	Banner Corp.	85,811
9,002	Berkshire Hills Bancorp, Inc.	266,009
13,212	Boston Private Financial Holdings, Inc.	173,738
13,905	Brookline Bancorp, Inc.	177,984
2,589	Capital Bank Financial Corp., Class A	84,790
5,180	Columbia Banking System, Inc.	171,044
65,198	First BanCorp (a)	334,466
8,242	First Commonwealth Financial Corp.	83,739
6,336	First Merchants Corp.	178,358
4,296	First Midwest Bancorp, Inc.	82,956
9,400	Heartland Financial USA, Inc.	352,030
3,702	Hilltop Holdings, Inc. (a)	91,439
8,378	International Bancshares Corp.	258,461
2,530	NBT Bancorp, Inc.	85,286
17,744	Old National Bancorp	260,837
7,053	Opus Bank	141,413
5,847	S&T Bancorp, Inc.	183,537
1,109	South State Corp.	81,345
7,429	State Bank Financial Corp.	163,810
1,514	Texas Capital Bancshares, Inc. (a)	89,780
6,151	Trustmark Corp.	170,260
8,065	United Community Banks, Inc.	173,962

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
5,156	WesBanco, Inc.	$169,684

		4,184,553

	Beverages — 0.3%
1,091	Boston Beer (The) Co., Inc., Class A (a)	169,378

	Biotechnology — 1.0%
6,917	AMAG Pharmaceuticals, Inc. (a)	177,767
14,377	Insys Therapeutics, Inc. (a) (b)	155,415
16,474	Myriad Genetics, Inc. (a)	324,703

		657,885

	Building Products — 0.4%
14,666	Griffon Corp.	244,922

	Capital Markets — 1.2%
27,289	KCG Holdings, Inc., Class A (a)	348,208
23,337	Waddell & Reed Financial, Inc., Class A	366,858
8,082	WisdomTree Investments, Inc. (b)	69,343

		784,409

	Chemicals — 2.1%
11,643	A. Schulman, Inc.	334,736
6,022	Ferro Corp. (a)	78,045
1,804	Ingevity Corp. (a)	74,686
4,343	Innophos Holdings, Inc.	199,083
5,576	Innospec, Inc.	335,954
784	Quaker Chemical Corp.	84,280
3,434	Stepan Co.	243,917

		1,350,701

	Commercial Services & Supplies — 2.8%
2,095	ABM Industries, Inc.	81,873
43,961	ACCO Brands Corp. (a)	487,967
5,404	Covanta Holding Corp.	81,060
14,948	Interface, Inc.	236,926
10,692	McGrath RentCorp	321,829
24,409	Steelcase, Inc., Class A	325,860
1,892	UniFirst Corp.	231,770

		1,767,285

	Communications Equipment — 1.4%
4,345	ADTRAN, Inc.	78,862
9,669	EchoStar Corp., Class A (a)	451,929
27,629	Infinera Corp. (a)	215,506
6,653	Ixia (a)	79,503
1,600	Plantronics, Inc.	82,736

		908,536

	Construction & Engineering — 1.5%
22,408	KBR, Inc.	331,863
12,111	Primoris Services Corp.	242,583

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
19,739	Tutor Perini Corp. (a)	$376,028

		950,474

	Consumer Finance — 1.3%
10,819	Green Dot Corp., Class A (a)	240,182
8,398	Nelnet, Inc., Class A	329,033
7,223	PRA Group, Inc. (a)	230,414

		799,629

	Containers & Packaging — 0.1%
1,677	Greif, Inc., Class A	78,584

	Diversified Consumer Services — 0.4%
7,351	DeVry Education Group, Inc.	166,868
6,201	Houghton Mifflin Harcourt Co. (a)	78,442

		245,310

	Diversified Telecommunication Services — 0.5%
1,279	ATN International, Inc.	86,512
30,761	Iridium Communications, Inc. (a)	250,702

		337,214

	Electric Utilities — 0.3%
4,901	Otter Tail Corp.	176,191

	Electrical Equipment — 0.5%
9,220	Encore Wire Corp.	314,863

	Electronic Equipment, Instruments & Components — 5.3%
2,628	Anixter International, Inc. (a)	172,791
16,986	Benchmark Electronics, Inc. (a)	427,198
10,253	II-VI, Inc. (a)	285,033
10,415	Insight Enterprises, Inc. (a)	299,848
7,134	Methode Electronics, Inc.	222,581
3,683	MTS Systems Corp.	175,126
1,273	OSI Systems, Inc. (a)	89,275
5,333	Plexus Corp. (a)	244,305
2,776	Rogers Corp. (a)	151,098
14,885	Sanmina Corp. (a)	411,570
9,289	ScanSource, Inc. (a)	325,115
29,611	TTM Technologies, Inc. (a)	389,385
10,769	VeriFone Systems, Inc. (a)	166,704

		3,360,029

	Energy Equipment & Services — 1.2%
7,603	Dril-Quip, Inc. (a)	361,142
49,796	McDermott International, Inc. (a)	255,951
2,634	Oil States International, Inc. (a)	77,045
1,399	SEACOR Holdings, Inc. (a)	68,985

		763,123

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 6.1%
27,926	CBL & Associates Properties, Inc.	$298,808
22,015	Chatham Lodging Trust	389,665
18,505	Chesapeake Lodging Trust	401,744
46,570	DiamondRock Hospitality Co.	426,115
23,518	Hersha Hospitality Trust	419,091
9,344	InfraREIT, Inc.	155,297
41,929	Investors Real Estate Trust	254,509
7,750	iStar, Inc. (a)	86,258
15,933	Pebblebrook Hotel Trust	386,853
32,203	Summit Hotel Properties, Inc.	418,317
10,978	Tier REIT, Inc.	161,926
27,917	Xenia Hotels & Resorts, Inc.	435,784

		3,834,367

	Food & Staples Retailing — 1.8%
19,536	Smart & Final Stores, Inc. (a)	234,432
11,724	SpartanNash Co.	328,272
49,996	SUPERVALU, Inc. (a)	214,483
6,397	Weis Markets, Inc.	355,865

		1,133,052

	Food Products — 1.6%
8,798	Cal-Maine Foods, Inc. (b)	340,043
20,673	Dean Foods Co.	377,489
3,520	Sanderson Farms, Inc.	316,729

		1,034,261

	Health Care Equipment & Supplies — 0.3%
2,075	CONMED Corp.	83,000
3,424	Merit Medical Systems, Inc. (a)	75,157

		158,157

	Health Care Providers & Services — 4.1%
13,138	Aceto Corp.	240,820
13,458	Air Methods Corp. (a)	355,964
4,554	Civitas Solutions, Inc. (a)	77,873
8,421	Ensign Group (The), Inc.	155,536
41,466	Kindred Healthcare, Inc.	408,440
4,597	LHC Group, Inc. (a)	157,539
6,310	Magellan Health, Inc. (a)	324,650
5,137	National HealthCare Corp.	332,364
8,888	PharMerica Corp. (a)	211,534
25,113	Select Medical Holdings Corp. (a)	326,469

		2,591,189

	Hotels, Restaurants & Leisure — 2.5%
777	Biglari Holdings, Inc. (a)	340,466
4,823	Bloomin’ Brands, Inc.	83,438
6,367	Dave & Buster’s Entertainment, Inc. (a)	263,275
3,444	Hyatt Hotels Corp., Class A (a)	174,921
12,681	International Speedway Corp., Class A	417,205

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
7,438	La Quinta Holdings, Inc. (a)	$74,454
2,312	Marriott Vacations Worldwide Corp.	146,997
6,168	SeaWorld Entertainment, Inc. (b)	86,414

		1,587,170

	Household Durables — 2.8%
7,979	Ethan Allen Interiors, Inc.	244,955
21,032	KB Home	305,805
13,804	La-Z-Boy, Inc.	323,014
9,670	M.D.C. Holdings, Inc.	229,276
12,213	Meritage Homes Corp. (a)	377,992
10,211	TopBuild Corp. (a)	307,658

		1,788,700

	Independent Power and Renewable Electricity Producers — 0.6%
24,987	NRG Yield, Inc., Class C	384,800

	Insurance — 5.4%
23,045	Ambac Financial Group, Inc. (a)	425,180
9,560	American Equity Investment Life Holding Co.	171,411
6,010	Argo Group International Holdings Ltd.	334,156
14,206	Employers Holdings, Inc.	445,358
2,651	FBL Financial Group, Inc., Class A	167,808
16,766	Genworth Financial, Inc., Class A (a)	69,411
4,626	Horace Mann Educators Corp.	166,305
3,019	Infinity Property & Casualty Corp.	247,407
2,115	Kemper Corp.	79,418
33,396	Maiden Holdings Ltd.	455,856
1,750	Navigators Group (The), Inc.	163,100
2,523	Safety Insurance Group, Inc.	170,807
5,895	United Fire Group, Inc.	232,971
13,454	Universal Insurance Holdings, Inc.	286,570

		3,415,758

	Internet Software & Services — 0.4%
14,446	Web.com Group, Inc. (a)	232,581

	IT Services — 2.1%
2,756	Blackhawk Network Holdings, Inc. (a)	94,944
6,619	ManTech International Corp., Class A	257,016
15,939	NeuStar, Inc., Class A (a)	357,831
12,052	Sykes Enterprises, Inc. (a)	322,270
5,847	TeleTech Holdings, Inc.	164,301
6,869	Virtusa Corp. (a)	130,099

		1,326,461

	Leisure Products — 0.5%
7,164	Callaway Golf Co.	73,144
4,318	Sturm Ruger & Co., Inc.	265,557

		338,701

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 5.0%
5,146	Alamo Group, Inc.	$334,078
10,220	American Railcar Industries, Inc.	375,892
6,152	Barnes Group, Inc.	245,096
13,377	Briggs & Stratton Corp.	249,080
18,815	Federal Signal Corp.	231,048
2,044	Franklin Electric Co., Inc.	74,504
12,005	Greenbrier (The) Cos., Inc. (b)	378,157
2,628	Hillenbrand, Inc.	79,760
4,148	Hyster-Yale Materials Handling, Inc.	241,455
15,230	Meritor, Inc. (a)	156,564
5,210	Milacron Holdings Corp. (a)	75,858
5,230	Mueller Industries, Inc.	158,417
896	Standex International Corp.	68,454
2,577	Sun Hydraulics Corp.	75,841
1,284	Tennant Co.	80,828
29,760	Wabash National Corp. (a)	334,800

		3,159,832

	Marine — 0.4%
6,255	Matson, Inc.	249,825

	Media — 1.7%
36,409	Gannett Co., Inc.	282,898
2,125	Loral Space & Communications, Inc. (a)	82,450
27,342	New Media Investment Group, Inc.	393,725
8,613	Scholastic Corp.	329,447

		1,088,520

	Metals & Mining — 0.8%
2,016	Carpenter Technology Corp.	63,726
15,409	Commercial Metals Co.	242,075
2,884	Kaiser Aluminum Corp.	209,061

		514,862

	Mortgage Real Estate Investment Trusts — 1.1%
35,952	Capstead Mortgage Corp.	341,903
4,839	MTGE Investment Corp.	82,505
16,012	PennyMac Mortgage Investment Trust	243,703

		668,111

	Multiline Retail — 0.7%
6,725	Dillard’s, Inc., Class A	412,242

	Oil, Gas & Consumable Fuels — 3.2%
24,622	CVR Energy, Inc. (b)	326,488
14,430	Delek US Holdings, Inc.	243,867
3,174	Green Plains, Inc.	82,524
29,557	Oasis Petroleum, Inc. (a)	310,053
40,093	Overseas Shipholding Group, Inc., Class A	351,215
7,487	PBF Energy, Inc., Class A	163,216
2,352	SemGroup Corp., Class A	75,852

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
16,015	Western Refining, Inc.	$462,033

		2,015,248

	Paper & Forest Products — 2.4%
13,347	Boise Cascade Co. (a)	256,930
5,243	Clearwater Paper Corp. (a)	278,403
13,187	KapStone Paper and Packaging Corp.	239,212
19,548	P.H. Glatfelter Co.	434,357
8,791	Schweitzer-Mauduit International, Inc.	324,476

		1,533,378

	Personal Products — 0.3%
1,224	USANA Health Sciences, Inc. (a)	157,284

	Pharmaceuticals — 0.2%
6,379	Lannett Co., Inc. (a) (b)	139,700

	Professional Services — 2.0%
3,803	FTI Consulting, Inc. (a)	148,165
4,175	Huron Consulting Group, Inc. (a)	234,009
5,629	ICF International, Inc. (a)	261,186
3,960	Korn/Ferry International	80,744
16,767	Navigant Consulting, Inc. (a)	392,348
4,672	On Assignment, Inc. (a)	160,763

		1,277,215

	Real Estate Management & Development — 0.2%
6,483	Marcus & Millichap, Inc. (a)	151,897

	Road & Rail — 1.5%
13,213	Heartland Express, Inc.	243,119
11,619	Swift Transportation Co. (a)	260,033
18,213	Werner Enterprises, Inc.	438,023

		941,175

	Semiconductors & Semiconductor Equipment — 1.7%
25,667	Amkor Technology, Inc. (a)	237,933
1,573	Cabot Microelectronics Corp.	86,924
7,944	Diodes, Inc. (a)	164,520
33,902	Rambus, Inc. (a)	413,266
2,893	Synaptics, Inc. (a)	150,783

		1,053,426

	Specialty Retail — 9.3%
16,672	Aaron’s, Inc.	411,965
26,670	Abercrombie & Fitch Co., Class A	389,649
4,481	Asbury Automotive Group, Inc. (a)	228,307
75,812	Ascena Retail Group, Inc. (a)	370,721
22,077	Barnes & Noble, Inc.	227,393
14,108	Buckle (The), Inc. (b)	294,152
13,406	Caleres, Inc.	335,284
10,309	Cato (The) Corp., Class A	305,868
6,989	Chico’s FAS, Inc.	81,562
16,554	DSW, Inc., Class A	343,826

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
35,945	Express, Inc. (a)	$432,059
3,603	Finish Line (The), Inc., Class A	70,943
7,782	Genesco, Inc. (a)	418,671
16,603	GNC Holdings, Inc., Class A	222,978
5,307	Group 1 Automotive, Inc.	319,853
29,008	Guess?, Inc.	391,608
8,498	Hibbett Sports, Inc. (a)	330,147
1,774	Lithia Motors, Inc., Class A	152,174
118,710	Office Depot, Inc.	373,936
4,902	Restoration Hardware Holdings, Inc. (a) (b)	142,011
3,851	Select Comfort Corp. (a)	73,901

		5,917,008

	Technology Hardware, Storage & Peripherals — 1.0%
13,676	Diebold, Inc.	298,137
14,506	Super Micro Computer, Inc. (a)	343,792

		641,929

	Textiles, Apparel & Luxury Goods — 2.2%
4,188	Deckers Outdoor Corp. (a)	218,572
15,261	Fossil Group, Inc. (a)	416,167
14,538	G-III Apparel Group Ltd. (a)	379,733
3,686	Oxford Industries, Inc.	231,186
4,905	Steven Madden Ltd. (a)	163,827

		1,409,485

	Thrifts & Mortgage Finance — 0.5%
7,568	BofI Holding, Inc. (a) (b)	140,992
7,985	Provident Financial Services, Inc.	181,179

		322,171

	Tobacco — 0.6%
7,279	Universal Corp.	394,522

	Trading Companies & Distributors — 2.8%
21,338	Aircastle Ltd.	438,496
9,512	GATX Corp.	416,340
3,860	Kaman Corp.	168,528
17,313	Rush Enterprises, Inc., Class A (a)	454,466
25,704	Triton Internationa Limited	310,247

		1,788,077

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.7%
11,661	United States Cellular Corp. (a)	$408,718

	Total Common Stocks — 99.9%	63,265,059
	(Cost $64,437,631)

	Money Market Funds — 1.4%
872,466	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	872,466
	(Cost $872,466)

Principal Value	Description	Value

	Repurchase Agreements — 0.8%
$89,074	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $89,075. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $91,172. (d)	89,074
454,459	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $454,463. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $463,571. (d)	454,459

	Total Repurchase Agreements — 0.8%	543,533
	(Cost $543,533)

	Total Investments — 102.1%	64,681,058
	(Cost $65,853,630) (e)
	Net Other Assets and Liabilities — (2.1)%	(1,359,788)

	Net Assets — 100.0%	$63,321,270

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,394,537 and the total value of the collateral held by the Fund is $1,415,999.
(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,282,690 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,455,262.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$63,265,059	$—	$—
Money Market Funds	872,466	—	—
Repurchase Agreements	—	543,533	—
Total Investments	$64,137,525	$543,533	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.5%
4,921	Aerojet Rocketdyne Holdings, Inc. (a)	$86,610
16,032	DigitalGlobe, Inc. (a)	402,403
7,177	Mercury Systems, Inc. (a)	199,377
12,329	TASER International, Inc. (a)	275,923

		964,313

	Air Freight & Logistics — 0.5%
24,578	Air Transport Services Group, Inc. (a)	325,167

	Auto Components — 1.0%
4,463	Cooper-Standard Holdings, Inc. (a)	407,338
4,061	Dorman Products, Inc. (a)	260,879

		668,217

	Banks — 7.7%
10,091	Ameris Bancorp	366,303
4,955	Banc of California, Inc.	65,901
9,947	CenterState Banks, Inc.	185,810
7,001	Central Pacific Financial Corp.	179,436
7,992	Chemical Financial Corp.	343,256
5,396	Community Bank System, Inc.	254,206
1,754	Eagle Bancorp, Inc. (a)	86,209
6,754	FCB Financial Holdings, Inc., Class A (a)	251,924
11,884	First Financial Bancorp	255,506
3,033	Glacier Bancorp, Inc.	85,713
5,292	Great Western Bancorp, Inc.	170,614
6,695	Hanmi Financial Corp.	167,375
4,798	Independent Bank Corp.	264,610
5,875	Independent Bank Group, Inc.	283,763
2,443	Lakeland Financial Corp.	90,000
11,151	LegacyTexas Financial Group, Inc.	381,476
2,573	Renasant Corp.	86,813
3,398	ServisFirst Bancshares, Inc.	183,968
5,201	Simmons First National Corp., Class A	256,669
8,066	Southside Bancshares, Inc.	263,113
4,944	Sterling Bancorp	88,992
3,397	Tompkins Financial Corp.	269,314
7,339	TowneBank	182,007
6,588	Union Bankshares Corp.	184,003

		4,946,981

	Beverages — 0.3%
1,190	Coca-Cola Bottling Co. Consolidated	168,147

	Biotechnology — 8.1%
9,746	Acceleron Pharma, Inc. (a)	273,180
10,682	Achillion Pharmaceuticals, Inc. (a)	67,083
6,960	Aduro Biotech, Inc. (a)	74,820
32,203	ARIAD Pharmaceuticals, Inc. (a)	280,810
9,691	Coherus Biosciences, Inc. (a)	265,049
5,592	Emergent BioSolutions, Inc. (a)	149,418
18,993	Exact Sciences Corp. (a)	295,911

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
34,471	Exelixis, Inc. (a)	$365,048
8,400	Five Prime Therapeutics, Inc. (a)	407,652
15,104	Foundation Medicine, Inc. (a) (b)	342,861
8,975	Genomic Health, Inc. (a)	267,545
21,485	Halozyme Therapeutics, Inc. (a)	185,416
27,763	Ironwood Pharmaceuticals, Inc. (a)	354,533
33,211	Keryx Biopharmaceuticals, Inc. (a) (b)	149,782
24,398	Lexicon Pharmaceuticals, Inc. (a) (b)	361,822
5,896	MacroGenics, Inc. (a)	139,676
10,083	MiMedx Group, Inc. (a)	89,840
5,840	Repligen Corp. (a)	166,849
5,743	Sarepta Therapeutics, Inc. (a)	225,355
7,341	Spark Therapeutics, Inc. (a)	345,100
18,002	Xencor, Inc. (a)	383,263

		5,191,013

	Building Products — 4.8%
6,119	AAON, Inc.	183,264
3,596	Advanced Drainage Systems, Inc.	68,684
4,378	American Woodmark Corp. (a)	327,037
22,549	Builders FirstSource, Inc. (a)	218,049
4,123	Continental Building Products, Inc. (a)	84,315
11,867	Gibraltar Industries, Inc. (a)	461,626
17,789	NCI Building Systems, Inc. (a)	256,162
7,121	Patrick Industries, Inc. (a)	408,389
6,476	Ply Gem Holdings, Inc. (a)	88,721
5,905	Simpson Manufacturing Co., Inc.	252,734
7,508	Trex Co., Inc. (a)	404,006
3,580	Universal Forest Products, Inc.	307,844

		3,060,831

	Capital Markets — 0.3%
9,887	BGC Partners, Inc., Class A	84,929
2,023	Cohen & Steers, Inc.	75,215

		160,144

	Chemicals — 1.0%
3,348	Balchem Corp.	254,113
12,582	Kraton Corp. (a)	322,477
10,667	Platform Specialty Products Corp. (a)	77,762

		654,352

	Commercial Services & Supplies — 2.6%
10,192	Brady Corp., Class A	337,355
3,785	Knoll, Inc.	81,907
4,271	Matthews International Corp., Class A	255,833
6,076	MSA Safety, Inc.	354,231
2,672	Multi-Color Corp.	173,480
16,499	Quad/Graphics, Inc.	392,016
3,919	West Corp.	77,283

		1,672,105

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment — 1.6%
4,454	InterDigital, Inc.	$314,675
10,554	Lumentum Holdings, Inc. (a)	354,614
7,289	NETGEAR, Inc. (a)	368,095

		1,037,384

	Construction & Engineering — 1.2%
7,091	Granite Construction, Inc.	348,593
14,825	MasTec, Inc. (a)	423,254

		771,847

	Construction Materials — 0.4%
9,507	Summit Materials, Inc., Class A (a)	178,161
1,878	US Concrete, Inc. (a)	93,712

		271,873

	Consumer Finance — 0.3%
41,995	LendingClub Corp. (a)	207,035

	Diversified Consumer Services — 0.9%
2,141	Grand Canyon Education, Inc. (a)	93,433
26,058	LifeLock, Inc. (a)	419,534
8,382	Weight Watchers International, Inc. (a) (b)	86,167

		599,134

	Diversified Telecommunication Services — 1.3%
4,240	Cincinnati Bell, Inc. (a)	83,316
2,350	Cogent Communications Holdings, Inc.	86,715
3,428	Consolidated Communications Holdings, Inc.	82,032
25,321	ORBCOMM, Inc. (a)	226,116
43,869	Windstream Holdings, Inc. (b)	344,372

		822,551

	Electric Utilities — 0.3%
1,850	El Paso Electric Co.	85,470
1,530	MGE Energy, Inc.	89,428

		174,898

	Electrical Equipment — 0.3%
3,976	AZZ, Inc.	211,722

	Electronic Equipment, Instruments & Components — 1.6%
9,887	Fabrinet (a)	375,311
17,490	Fitbit, Inc., Class A (a) (b)	231,917
7,907	Itron, Inc. (a)	426,187

		1,033,415

	Energy Equipment & Services — 1.1%
41,591	Fairmount Santrol Holdings, Inc. (a)	357,267

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
7,576	U.S. Silica Holdings, Inc.	$349,935

		707,202

	Equity Real Estate Investment Trusts — 3.8%
1,750	Agree Realty Corp.	84,613
6,865	Franklin Street Properties Corp.	79,428
10,847	Getty Realty Corp.	246,552
3,824	Government Properties Income Trust	73,191
1,665	LTC Properties, Inc.	83,433
12,357	Monmouth Real Estate Investment Corp.	168,920
8,130	Monogram Residential Trust, Inc.	85,690
22,491	New Senior Investment Group, Inc.	234,356
3,757	Pennsylvania Real Estate Investment Trust	73,299
6,674	Potlatch Corp.	256,282
11,339	Rexford Industrial Realty, Inc.	238,799
10,306	Sabra Health Care REIT, Inc.	240,130
2,649	Saul Centers, Inc.	160,212
7,194	STAG Industrial, Inc.	165,966
6,410	Terreno Realty Corp.	167,301
1,372	Universal Health Realty Income Trust	80,536

		2,438,708

	Food Products — 0.9%
21,772	Amplify Snack Brands, Inc. (a)	315,476
3,967	Calavo Growers, Inc.	234,648

		550,124

	Gas Utilities — 0.1%
1,439	Northwest Natural Gas Co.	84,613

	Health Care Equipment & Supplies — 6.7%
1,676	Abaxis, Inc.	80,012
3,686	Anika Therapeutics, Inc. (a)	163,511
6,924	Cynosure, Inc., Class A (a)	295,309
6,759	Endologix, Inc. (a)	70,699
11,682	Glaukos Corp. (a)	390,179
7,489	Halyard Health, Inc. (a)	242,269
1,395	ICU Medical, Inc. (a)	194,324
5,889	Inogen, Inc. (a)	316,063
10,770	Insulet Corp. (a)	399,782
1,547	Neogen Corp. (a)	81,511
17,642	NxStage Medical, Inc. (a)	401,179
4,124	Orthofix International N.V. (a)	151,145
5,803	Penumbra, Inc. (a)	382,708
17,573	Spectranetics (The) Corp. (a)	381,334
7,312	Vascular Solutions, Inc. (a)	333,427
11,241	Zeltiq Aesthetics, Inc. (a)	372,077

		4,255,529

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 1.9%
3,718	Amedisys, Inc. (a)	$160,841
5,534	AMN Healthcare Services, Inc. (a)	181,515
9,318	HealthEquity, Inc. (a)	309,637
5,323	Surgical Care Affiliates, Inc. (a)	227,771
5,625	U.S. Physical Therapy, Inc.	320,063

		1,199,827

	Health Care Technology — 1.6%
9,403	HealthStream, Inc. (a)	253,599
19,886	HMS Holdings Corp. (a)	418,998
11,512	Omnicell, Inc. (a)	375,579

		1,048,176

	Hotels, Restaurants & Leisure — 2.0%
4,374	Boyd Gaming Corp. (a)	78,120
11,612	Caesars Entertainment Corp. (a)	82,445
1,773	Churchill Downs, Inc.	241,128
8,092	Denny’s Corp. (a)	83,914
12,931	Planet Fitness, Inc., Class A (a)	274,137
31,295	Scientific Games Corp., Class A (a)	388,058
6,019	Wingstop, Inc.	161,068

		1,308,870

	Household Durables — 2.8%
3,561	Cavco Industries, Inc. (a)	329,036
9,833	Installed Building Products, Inc. (a)	324,981
10,026	iRobot Corp. (a)	508,318
26,761	TRI Pointe Group, Inc. (a)	289,822
4,738	Universal Electronics, Inc. (a)	332,371

		1,784,528

	Household Products — 0.7%
17,778	Central Garden & Pet Co., Class A (a)	414,939

	Independent Power and Renewable Electricity Producers — 0.3%
6,982	Dynegy, Inc. (a)	74,358
3,847	Pattern Energy Group, Inc.	85,981

		160,339

	Insurance — 1.1%
7,170	James River Group Holdings Ltd.	269,879
22,638	MBIA, Inc. (a)	174,312
11,671	National General Holdings Corp.	239,839

		684,030

	Internet & Direct Marketing Retail — 1.6%
24,698	Etsy, Inc. (a)	320,580
11,880	Nutrisystem, Inc.	376,596
3,950	Shutterfly, Inc. (a)	193,550
4,479	Wayfair, Inc., Class A (a) (b)	149,285

		1,040,011

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services — 7.3%
9,212	2U, Inc. (a)	$321,130
12,221	Alarm.com Holdings, Inc. (a) (b)	356,609
6,502	Benefitfocus, Inc. (a)	211,315
9,887	Endurance International Group Holdings, Inc. (a)	72,669
7,121	Envestnet, Inc. (a)	251,727
18,737	GTT Communications, Inc. (a)	421,583
4,878	LogMeIn, Inc.	463,410
9,203	New Relic, Inc. (a)	335,449
11,043	NIC, Inc.	253,437
6,153	Q2 Holdings, Inc. (a)	172,899
19,500	Quotient Technology, Inc. (a)	206,700
6,922	Shutterstock, Inc. (a)	408,329
3,535	SPS Commerce, Inc. (a)	220,513
1,867	Stamps.com, Inc. (a)	182,126
46,703	TrueCar, Inc. (a)	450,684
10,573	Yelp, Inc. (a)	345,314

		4,673,894

	IT Services — 0.7%
2,093	CSG Systems International, Inc.	79,597
10,509	EVERTEC, Inc.	159,212
3,538	ExlService Holdings, Inc. (a)	155,778
4,294	Perficient, Inc. (a)	79,911

		474,498

	Leisure Products — 0.4%
9,760	Smith & Wesson Holding Corp. (a) (b)	257,957

	Life Sciences Tools & Services — 1.2%
16,172	Accelerate Diagnostics, Inc. (a)	343,655
11,424	Luminex Corp. (a)	237,962
19,682	Pacific Biosciences of California, Inc. (a)	167,297

		748,914
	Machinery — 4.7%
6,123	Albany International Corp., Class A	249,512
5,892	Astec Industries, Inc.	326,181
7,597	ESCO Technologies, Inc.	338,446
6,248	John Bean Technologies Corp.	498,903
8,622	Lydall, Inc. (a)	403,079
28,103	Mueller Water Products, Inc., Class A	346,229
19,261	Navistar International Corp. (a)	429,520
3,394	RBC Bearings, Inc. (a)	242,162
8,237	Rexnord Corp. (a)	163,834

		2,997,866
	Media — 0.7%
7,639	Nexstar Broadcasting Group, Inc., Class A (b)	372,783
2,995	Sinclair Broadcast Group, Inc., Class A	75,175

		447,958

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 1.0%
53,735	AK Steel Holding Corp. (a)	$279,422
60,292	Cliffs Natural Resources, Inc. (a)	332,812

		612,234

	Mortgage Real Estate Investment Trusts — 1.1%
5,285	Apollo Commercial Real Estate Finance, Inc.	89,422
7,546	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	172,501
11,578	Invesco Mortgage Capital, Inc.	172,859
13,320	Ladder Capital Corp.	168,898
6,110	Redwood Trust, Inc.	85,907

		689,587

	Multiline Retail — 0.6%
13,456	Ollie’s Bargain Outlet Holdings, Inc. (a)	368,022

	Oil, Gas & Consumable Fuels — 1.4%
22,465	Callon Petroleum Co. (a)	291,820
4,342	Carrizo Oil & Gas, Inc. (a)	146,890
107,205	Eclipse Resources Corp. (a)	293,742
7,246	Matador Resources Co. (a)	158,035

		890,487

	Paper & Forest Products — 0.6%
4,464	Neenah Paper, Inc.	356,674

	Personal Products — 1.6%
77,894	Avon Products, Inc.	510,206
8,042	Inter Parfums, Inc.	262,169
7,056	Revlon, Inc., Class A (a)	239,904

		1,012,279

	Pharmaceuticals — 2.2%
3,575	Cempra, Inc. (a) (b)	64,797
17,642	Depomed, Inc. (a)	394,475
5,214	Dermira, Inc. (a)	163,459
16,046	Innoviva, Inc. (a) (b)	165,274
17,828	Supernus Pharmaceuticals, Inc. (a)	352,994
9,732	Theravance Biopharma Inc. (a) (b)	244,565

		1,385,564

	Professional Services — 1.8%
7,883	Advisory Board (The) Co. (a)	313,743
6,069	Insperity, Inc.	456,389
20,382	TriNet Group, Inc. (a)	382,570

		1,152,702

	Real Estate Management & Development — 0.3%
4,028	RE/MAX Holdings, Inc., Class A	175,017

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 4.2%
7,454	Advanced Energy Industries, Inc. (a)	$355,556
3,526	Ambarella, Inc. (a) (b)	216,390
10,132	Inphi Corp. (a)	375,897
4,166	MACOM Technology Solutions Holdings, Inc. (a)	153,142
21,749	MaxLinear, Inc., Class A (a)	406,924
5,595	Power Integrations, Inc.	360,598
12,719	Semtech Corp. (a)	307,800
5,998	Silicon Laboratories, Inc. (a)	359,580
4,588	Tessera Technologies, Inc.	170,215

		2,706,102

	Software — 5.1%
22,859	8x8, Inc. (a)	325,741
7,577	BroadSoft, Inc. (a)	314,824
7,755	Ebix, Inc.	434,280
8,045	Gigamon, Inc. (a)	444,888
6,121	HubSpot, Inc. (a)	321,046
3,283	Imperva, Inc. (a)	121,143
8,802	Pegasystems, Inc.	271,982
3,181	Progress Software Corp. (a)	85,601
9,235	Qualys, Inc. (a)	344,004
18,633	RingCentral, Inc., Class A (a)	385,703
9,053	TiVo Corp. (a)	179,702

		3,228,914

	Specialty Retail — 1.1%
3,249	Children’s Place (The), Inc.	246,762
15,160	Party City Holdco, Inc. (a)	246,350
10,656	Tile Shop Holdings, Inc. (a)	180,619

		673,731

	Technology Hardware, Storage & Peripherals — 0.4%
19,649	3D Systems Corp. (a) (b)	272,532

	Thrifts & Mortgage Finance — 2.4%
11,988	Beneficial Bancorp, Inc.	173,826
9,754	Essent Group Ltd. (a)	257,896
15,886	Flagstar Bancorp, Inc. (a)	435,753
12,957	Kearny Financial Corp.	180,750
1,819	LendingTree, Inc. (a) (b)	145,247
5,557	Meridian Bancorp, Inc.	88,634
7,112	WSFS Financial Corp.	249,276

		1,531,382

	Trading Companies & Distributors — 0.1%
4,879	BMC Stock Holdings, Inc. (a)	80,747

	Water Utilities — 0.7%
5,495	California Water Service Group	170,345
5,942	SJW Group	301,438

		471,783

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.1%
3,180	Shenandoah Telecommunications Co.	$83,952

	Total Common Stocks — 100.0%	63,910,821
	(Cost $63,810,597)

	Money Market Funds — 2.6%
1,693,042	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.21% (c) (d)	1,693,042
	(Cost $1,693,042)

Principal Value	Description	Value

	Repurchase Agreements — 1.7%
$172,851	JPMorgan Chase & Co., 0.26% (c), dated 10/31/16, due 11/01/16, with a maturity value of $172,852. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/21. The value of the collateral including accrued interest is $176,922. (d)	172,851
881,890	RBC Capital Markets LLC, 0.29% (c), dated 10/31/16, due 11/01/16, with a maturity value of $881,897. Collateralized by U.S. Treasury Note, interest rate of 1.750%, due 10/31/20. The value of the collateral including accrued interest is $899,571. (d)	881,890

	Total Repurchase Agreements — 1.7%	1,054,741
	(Cost $1,054,741)

	Total Investments — 104.3%	66,658,604
	(Cost $66,558,380) (e)
	Net Other Assets and Liabilities — (4.3)%	(2,737,495)

	Net Assets — 100.0%	$63,921,109

(a)	Non-income producing security.
(b)

All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is

$3,812,688 and the total value of the collateral held by the Fund is $2,747,783. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 31, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 28 to October 31, the value of the related securities loaned was above the collateral value received.

(c)	Interest rate shown reflects yield as of October 31, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,138,226 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,038,002.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$63,910,821	$—	$—
Money Market Funds	1,693,042	—	—
Repurchase Agreements	—	1,054,741	—
Total Investments	$65,603,863	$1,054,741	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 4.0%
2,562	General Dynamics Corp.	$386,196
829	Lockheed Martin Corp.	204,249

		590,445

	Air Freight & Logistics — 3.4%
2,845	FedEx Corp.	495,940

	Automobiles — 6.6%
41,176	Ford Motor Co.	483,406
15,644	General Motors Co.	494,351

		977,757

	Banks — 8.4%
12,703	Bank of America Corp.	209,600
8,418	Citigroup, Inc.	413,745
4,478	JPMorgan Chase & Co.	310,146
6,734	Wells Fargo & Co.	309,831

		1,243,322

	Biotechnology — 5.5%
1,576	AbbVie, Inc.	87,909
596	Amgen, Inc.	84,132
635	Biogen, Inc. (a)	177,914
6,282	Gilead Sciences, Inc.	462,544

		812,499

	Capital Markets — 2.2%
616	Goldman Sachs Group (The), Inc.	109,796
6,201	Morgan Stanley	208,167

		317,963

	Communications Equipment — 2.6%
12,535	Cisco Systems, Inc.	384,574

	Consumer Finance — 0.7%
1,552	American Express Co.	103,084

	Diversified Financial Services — 2.0%
2,064	Berkshire Hathaway, Inc., Class B (a)	297,835

	Diversified Telecommunication Services — 2.5%
9,791	AT&T, Inc.	360,211

	Electric Utilities — 2.0%
3,726	Duke Energy Corp.	298,155

	Food & Staples Retailing — 2.6%
5,513	Wal-Mart Stores, Inc.	386,020

	Food Products — 3.5%
11,321	Mondelez International, Inc., Class A	508,766

	Health Care Equipment & Supplies — 3.9%
2,536	Danaher Corp.	199,203

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
4,602	Medtronic PLC	$377,456

		576,659

	Health Care Providers & Services — 3.4%
3,550	UnitedHealth Group, Inc.	501,722

	Hotels, Restaurants & Leisure — 1.4%
3,455	Las Vegas Sands Corp.	199,975

	Insurance — 1.4%
1,675	American International Group, Inc.	103,347
2,237	MetLife, Inc.	105,050

		208,397

	Internet & Direct Marketing Retail — 5.2%
594	Amazon.com, Inc. (a)	469,153
203	Priceline Group (The), Inc. (a)	299,269

		768,422

	Internet Software & Services — 3.4%
124	Alphabet, Inc., Class A (a)	100,428
3,100	Facebook, Inc., Class A (a)	406,069

		506,497

	IT Services — 4.6%
2,441	Accenture PLC, Class A	283,742
626	International Business Machines Corp.	96,210
7,278	PayPal Holdings, Inc. (a)	303,201

		683,153

	Life Sciences Tools & Services — 2.5%
2,500	Thermo Fisher Scientific, Inc.	367,575

	Machinery — 3.2%
5,599	Caterpillar, Inc.	467,293

	Media — 5.4%
736	Charter Communications, Inc., Class A (a)	183,919
2,997	Comcast Corp., Class A	185,275
2,497	Time Warner, Inc.	222,208
2,141	Walt Disney (The) Co.	198,449

		789,851

	Oil, Gas & Consumable Fuels — 0.7%
966	Chevron Corp.	101,188

	Pharmaceuticals — 3.1%
1,726	Allergan PLC (a)	360,630
1,593	Merck & Co., Inc.	93,541

		454,171

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
October 31, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 7.2%
13,165	Intel Corp.	$459,063
4,353	QUALCOMM, Inc.	299,138
4,249	Texas Instruments, Inc.	301,042

		1,059,243

	Software — 3.3%
4,579	Adobe Systems, Inc. (a)	492,288

	Technology Hardware, Storage & Peripherals — 2.7%
3,517	Apple, Inc.	399,320

	Tobacco — 2.4%
6,324	Reynolds American, Inc.	348,326

	Total Investments — 99.8%	14,700,651
	(Cost $14,454,854) (b)
	Net Other Assets and Liabilities — 0.2%	23,091

	Net Assets — 100.0%	$14,723,742

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $653,578 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $407,781.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$14,700,651	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2016.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Style Funds

October 31, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)

First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)

First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)

First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)

First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)

First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)

First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)

First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)

First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)

First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)

First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)

First Trust Mega Cap AlphaDEX® Fund – (ticker “FMK”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2016 (Unaudited)

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2016 (Unaudited)

ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of October 31, 2016, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2016, all the Funds except FEX, FTA, FTC and FMK have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2016 (Unaudited)

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2016 through October 31, 2016), were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

October 31, 2016 (Unaudited)

Licensing Information

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Mega Cap Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the “Defined Series”) is the exclusive property of S&P Dow Jones Indices LLC (“S&P Dow Jones”). First Trust Portfolios L.P. has contracted with S&P Dow Jones to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed to S&P Dow Jones and have been sublicensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones or S&P and neither S&P Dow Jones nor S&P makes any representation regarding the advisability of investing in the Funds.

 Item 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 20, 2016

By (Signature and Title)	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 20, 2016